SEC. File Nos.  002- 50700
811-02444

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
__________________

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 58
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 39
__________________

THE BOND FUND OF AMERICA, INC.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1406
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200
__________________

KIMBERLY S. VERDICK, Secretary
The Bond Fund of America, Inc.
333 South Hope Street
Los Angeles, California 90071-1406
(Name and Address of Agent for Service)
__________________

Copies to:
Michael Glazer
PAUL, HASTINGS, JANOFSKY & WALKER LLP
515 S. Flower Street
Los Angeles, CA 90071-2228
(Counsel for the Registrant)
__________________

Approximate date of proposed public offering:
It is proposed that this filing become effective on May 1, 2009, pursuant to paragraph (b) of rule 485.

...

[logo - American Funds /(R)/]          The right choice for the long term/(R)/

The Bond Fund
of America/SM/

 RETIREMENT PLAN
 PROSPECTUS

 May 1, 2009

 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
10    Management and organization
14    Purchase, exchange and sale of shares
18    Sales charges
20    Sales charge reductions
22    Rollovers from retirement plans to IRAs
23    Plans of distribution
24    Other compensation to dealers
25    Distributions and taxes
26    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page is intentionally left blank for this filing.]


Risk/Return summary

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests the majority of its assets in bonds with quality ratings of A3/A- or better. The fund may also invest in lower rated bonds.

The fund is designed for investors seeking current income, capital preservation over the long term and more price stability than that offered by stocks.  Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The values of, and the income generated by, debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                          The Bond Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999    2.29%
2000    6.19
2001    7.15
2002    6.11
2003   12.22
2004    5.85
2005    1.94
2006    5.88
2007    3.37
2008  -12.24

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                    5.41%  (quarter ended June 30, 2003)
LOWEST                    -6.82%  (quarter ended September 30, 2008)

                                       2

The Bond Fund of America / Prospectus


Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 8 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008
                                 1 YEAR   5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 5/28/74   -15.54%  -0.05%    3.29%        8.16%
--------------------------------------------------------------------------

                                  1 YEAR   5 YEARS   LIFETIME/1/
-----------------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/11/02  -12.92%  -0.09%       2.12%
-----------------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/31/02  -12.99   -0.08        2.07
-----------------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/4/02   -12.52    0.35        2.48
-----------------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 5/20/02  -12.25    0.69        2.92
-----------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02  -12.00    1.00        3.26
-----------------------------------------------------------------

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES
 Barclays Capital U.S. Aggregate        5.24%   4.65%    5.63%         N/A
Index/3/
 Lipper Corporate Debt A-Rated Bond    -5.88    1.60     3.77         8.04%
Funds Average/4/
 Consumer Price Index/5/                0.09    2.67     2.52         4.32
-------------------------------------------------------------------------------
 Class A annualized 30-day yield at December 31, 2008: 7.75%/6/
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.

3 Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate
 Index) represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
 This index was not in existence as of the date the fund's Class A shares were first sold; therefore, lifetime results are not shown.
4 Lipper Corporate Debt A-Rated Bond Funds Average is composed of funds that invest primarily in corporate debt issues rated A or better or government issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.
5 Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
 U.S. Department of Labor, Bureau of Labor Statistics.

6 Reflects a fee waiver (7.73% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the fund."

                                       3

                                          The Bond Fund of America / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------

 Maximum initial sales charge on purchases      3.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                 CLASS  CLASS  CLASS  CLASS  CLASS     CLASS
                        CLASS A   R-1    R-2    R-3    R-4   R-5/3/   R-6/3,4/
-------------------------------------------------------------------------------

 Management fees/1/      0.25%   0.25%  0.25%  0.25%  0.25%  0.25%     0.25%
-------------------------------------------------------------------------------
 Distribution and/or     0.25    1.00   0.75   0.50   0.25   none      none
 service (12b-1)
 fees/2/
-------------------------------------------------------------------------------
 Other expenses/1/       0.15    0.19   0.53   0.23   0.17   0.12      0.07
-------------------------------------------------------------------------------
 Total annual fund       0.65    1.44   1.53   0.98   0.67   0.37      0.32
 operating expenses/1/
-------------------------------------------------------------------------------

1 The fund's investment adviser waived a portion of its management fees from
 September 1, 2004, through December 31, 2008. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.
2 Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .25%, 1.00%, 1.00%,
 .75% and .50%, respectively, of the class's average net assets annually.

3 Class R-5 and R-6 shares are generally available only to fee-based programs and/or through retirement plan intermediaries.
4 Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund's previous fiscal year.

                                       4

The Bond Fund of America / Prospectus


OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

                                                   PAYMENTS TO UNAFFILIATED
             PAYMENTS TO AFFILIATED ENTITIES               ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------
 Class R-6                none                               none
-------------------------------------------------------------------------------

1 Payment amount depends on the date upon which services commenced.
2 Payment with respect to Recordkeeper Direct/(R)/ program.
3 Payment with respect to PlanPremier/(R)/ program.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 Class A*                        $439    $575     $724      $1,155
--------------------------------------------------------------------
 Class R-1                        147     456      787       1,724
--------------------------------------------------------------------
 Class R-2                        156     483      834       1,824
--------------------------------------------------------------------
 Class R-3                        100     312      542       1,201
--------------------------------------------------------------------
 Class R-4                         68     214      373         835
--------------------------------------------------------------------
 Class R-5                         38     119      208         468
--------------------------------------------------------------------
 Class R-6                         33     103      180         406
--------------------------------------------------------------------

* Reflects the maximum initial sales charge.

                                       5

                                          The Bond Fund of America / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests a majority of its assets in debt securities with quality ratings of A3/A- or better, including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund's current practice is not to invest more than 15% of its assets in debt securities rated Ba1 and BB+ or below or in debt securities that are unrated but determined by the fund's investment adviser to be of equivalent quality.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

                                       6

The Bond Fund of America / Prospectus


The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       7

                                          The Bond Fund of America / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008
                                1 YEAR   5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 5/28/74  -12.24%   0.72%    3.69%        8.27%

                                  1 YEAR   5 YEARS   LIFETIME/1/
-----------------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/11/02  -12.92%  -0.09%       2.12%
 CLASS R-2 -- FIRST SOLD 5/31/02  -12.99   -0.08        2.07
 CLASS R-3 -- FIRST SOLD 6/4/02   -12.52    0.35        2.48
 CLASS R-4 -- FIRST SOLD 5/20/02  -12.25    0.69        2.92
 CLASS R-5 -- FIRST SOLD 5/15/02  -12.00    1.00        3.26

                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES
 Barclays Capital U.S. Aggregate    5.24%    4.65%      5.63%         N/A
Index/3/
 Lipper Corporate Debt A-Rated     -5.88     1.60       3.77         8.04%
Bond Funds Average/4/
 Consumer Price Index/5/            0.09     2.67       2.52         4.32
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2008: 6.95%/6/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.

3 Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate
 Index) represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
 This index was not in existence as of the date the fund's Class A shares were first sold; therefore, lifetime results are not shown.
4 Lipper Corporate Debt A-Rated Bond Funds Average is composed of funds that invest primarily in corporate debt issues rated A or better or government issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.
5 Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
 U.S. Department of Labor, Bureau of Labor Statistics.
6 The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

                                       8

The Bond Fund of America / Prospectus


[begin pie chart]

PORTFOLIO BY TYPE OF SECURITY AS OF DECEMBER 31, 2008 (percent of net assets)

Corporate bonds & notes        36.67%
Mortgage-backed obligations    26.27
Bonds & notes of U.S.          14.05
 government & government
 agencies
Bonds & notes of governments    7.33
 & government agencies
 outside the U.S.
Asset-backed obligations        6.62
Preferred securities            3.18
Convertible securities          0.29
Municipals                      0.23
Common stocks & warrants        0.08
Short-term securities &         5.28
 other assets less
 liabilities

[end pie chart]

 HOLDINGS BY QUALITY RATING AS OF DECEMBER 31, 2008
 See the appendix in the statement of additional information for a
description of quality categories.                PERCENT OF NET ASSETS

-------------------------------------------------------------------------------

 U.S. government obligations/*/                           13.4%
-------------------------------------------------------------------------------
 Federal agencies                                         15.5
-------------------------------------------------------------------------------
 Aaa/AAA                                                  17.3
-------------------------------------------------------------------------------
 Aa/AA                                                     8.5
-------------------------------------------------------------------------------
 A/A                                                      16.0
-------------------------------------------------------------------------------
 Baa/BBB                                                  17.7
-------------------------------------------------------------------------------
 Ba/BB or below                                            6.2
-------------------------------------------------------------------------------
 Equity-related securities                                 0.1
-------------------------------------------------------------------------------
 Short-term securities & other assets                      5.3
less liabilities
-------------------------------------------------------------------------------

* These securities are guaranteed by the full faith and credit of the U.S.
 government.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       9

                                          The Bond Fund of America / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." As described more fully in the fund's statement of additional information, the management fee is based on the daily net assets of the fund and the fund's monthly gross investment income. A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's annual report to shareholders for the fiscal year ended December 31, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Approval by the funds' shareholders would be required before any authority granted under an exemptive order could be exercised. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or seek a shareholder vote to exercise any authority, if granted, under an exemptive order.

                                       10

The Bond Fund of America / Prospectus


EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions.

                                       11

                                          The Bond Fund of America / Prospectus

The primary individual portfolio counselors for The Bond Fund of America are:

                                             PRIMARY TITLE WITH      PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER      COUNSELOR
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)          ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE              OF THE FUND
-----------------------------------------------------------------------------------------

 ABNER D. GOLDSTINE          35 years        Senior Vice President   Serves as a
 President and          (since the fund's    - Fixed Income,         fixed-income
 Director                   inception)       Capital Research and    portfolio counselor
                                             Management Company

                                             Investment
                                             professional for 57
                                             years in total;
                                             42 years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------
 DAVID C. BARCLAY            14 years        Senior Vice President   Serves as a
 Senior Vice President                       - Fixed Income,         fixed-income
                                             Capital Research and    portfolio counselor
                                             Management Company

                                             Investment
                                             professional for 28
                                             years in total;
                                             21 years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------
 MARK R. MACDONALD           10 years        Senior Vice President   Serves as a
 Senior Vice President                       - Fixed Income,         fixed-income
                                             Capital Research and    portfolio counselor
                                             Management Company

                                             Investment
                                             professional for 24
                                             years in total;
                                             15 years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------
 JOHN H. SMET                20 years        Senior Vice President   Serves as a
 Senior Vice President                       - Fixed Income,         fixed-income
                                             Capital Research and    portfolio counselor
                                             Management Company

                                             Investment
                                             professional for 27
                                             years in total;
                                             26 years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------
 MARK H. DALZELL             15 years        Senior Vice President   Serves as a
                                             - Fixed Income,         fixed-income
                                             Capital Research and    portfolio counselor
                                             Management Company

                                             Investment
                                             professional for 31
                                             years in total;
                                             21 years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------
 SUSAN M. TOLSON             11 years        Senior Vice President   Serves as a
                         (plus 7 years of    - Fixed Income,         fixed-income
                         prior experience    Capital Research and    portfolio counselor
                              as an          Management Company
                        investment analyst
                          for the fund)      Investment
                                             professional for 21
                                             years in total;
                                             19 years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------

                                       12

The Bond Fund of America / Prospectus


Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU, DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR RETIREMENT PLAN
RECORDKEEPER FOR MORE INFORMATION.

                                       13

                                          The Bond Fund of America / Prospectus

Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY
LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S)
ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU
DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-6 shares are available for investment by American Funds Target Date Retirement Series/(R)/ and Class R-5
shares are available to other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell
Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

                                       14

The Bond Fund of America / Prospectus


The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

                                       15

                                          The Bond Fund of America / Prospectus

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. For purposes of this "right of reinvestment policy," automatic transactions
(including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. See the statement of additional information for further information. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus. This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs" in this prospectus.

                                       16

The Bond Fund of America / Prospectus


VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

                                       17

                                          The Bond Fund of America / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
 and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

                                       18

The Bond Fund of America / Prospectus


Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

 A 403(b) plan may not invest in Class A, B or C shares on or after January 1,
 2009, unless such plan was invested in Class A, B or C shares prior to that date.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution
(see "Plans of distribution" in this prospectus).

                                       19

                                          The Bond Fund of America / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement
Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds money market funds) may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds money market funds) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

                                       20

The Bond Fund of America / Prospectus


 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds money market funds) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" in this prospectus for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

                                       21

                                          The Bond Fund of America / Prospectus

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover, subject to the other provisions of this prospectus and the prospectus for nonretirement plan shareholders. More information on Class B,
C and F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
   Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

                                       22

The Bond Fund of America / Prospectus


Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares, up to 1.00% for
Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for
Class R-4 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       23

                                          The Bond Fund of America / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       24

The Bond Fund of America / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Dividends begin accruing one day after payment for shares is received by the fund or American
Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       25

                                          The Bond Fund of America / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. A similar table will be shown for Class R-6 shares beginning with the fund's fiscal year ending after the date the share class is first offered. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund
(assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the footnotes to the Annual
Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information in the Financial
Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                    (LOSS) INCOME FROM INVESTMENT OPERATIONS/1/

                        Net asset                   Net (losses)
                         value,        Net      gains on securities   Total from
                        beginning  investment      (both realized     investment
                         of year     income       and unrealized)     operations
-----------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2008    $13.06       $.70            $(2.25)           $(1.55)
Year ended 12/31/2007     13.32        .69              (.25)              .44
Year ended 12/31/2006     13.22        .67               .09               .76
Year ended 12/31/2005     13.65        .62              (.36)              .26
Year ended 12/31/2004     13.51        .61               .16               .77
-----------------------------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2008     13.06        .60             (2.25)            (1.65)
Year ended 12/31/2007     13.32        .58              (.25)              .33
Year ended 12/31/2006     13.22        .56               .09               .65
Year ended 12/31/2005     13.65        .51              (.36)              .15
Year ended 12/31/2004     13.51        .50               .16               .66
-----------------------------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2008     13.06        .59             (2.25)            (1.66)
Year ended 12/31/2007     13.32        .59              (.25)              .34
Year ended 12/31/2006     13.22        .56               .09               .65
Year ended 12/31/2005     13.65        .51              (.36)              .15
Year ended 12/31/2004     13.51        .50               .16               .66
-----------------------------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2008    $13.06       $.66            $(2.25)           $(1.59)
Year ended 12/31/2007     13.32        .65              (.25)              .40
Year ended 12/31/2006     13.22        .62               .09               .71
Year ended 12/31/2005     13.65        .56              (.36)              .20
Year ended 12/31/2004     13.51        .55               .16               .71
-----------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2008     13.06        .70             (2.25)            (1.55)
Year ended 12/31/2007     13.32        .69              (.25)              .44
Year ended 12/31/2006     13.22        .66               .09               .75
Year ended 12/31/2005     13.65        .61              (.36)              .25
Year ended 12/31/2004     13.51        .60               .16               .76
-----------------------------------------------------------------------------------
CLASS R-5:
Year ended 12/31/2008     13.06        .73             (2.25)            (1.52)
Year ended 12/31/2007     13.32        .73              (.25)              .48
Year ended 12/31/2006     13.22        .70               .09               .79
Year ended 12/31/2005     13.65        .66              (.36)              .30
Year ended 12/31/2004     13.51        .65               .16               .81

                        Dividends
                        (from net    Net asset
                        investment  value, end       Total
                         income)      of year    return/2,3/
----------------------------------------------------------------

CLASS A:
Year ended 12/31/2008     $(.75)      $10.76       (12.24)%
Year ended 12/31/2007      (.70)       13.06         3.37
Year ended 12/31/2006      (.66)       13.32         5.88
Year ended 12/31/2005      (.69)       13.22         1.94
Year ended 12/31/2004      (.63)       13.65         5.85
----------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2008      (.65)       10.76       (12.92)
Year ended 12/31/2007      (.59)       13.06         2.54
Year ended 12/31/2006      (.55)       13.32         5.05
Year ended 12/31/2005      (.58)       13.22         1.11
Year ended 12/31/2004      (.52)       13.65         4.98
----------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2008      (.64)       10.76       (12.99)
Year ended 12/31/2007      (.60)       13.06         2.56
Year ended 12/31/2006      (.55)       13.32         5.06
Year ended 12/31/2005      (.58)       13.22         1.14
Year ended 12/31/2004      (.52)       13.65         5.02
----------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2008     $(.71)      $10.76       (12.52)%
Year ended 12/31/2007      (.66)       13.06         3.02
Year ended 12/31/2006      (.61)       13.32         5.49
Year ended 12/31/2005      (.63)       13.22         1.53
Year ended 12/31/2004      (.57)       13.65         5.42
----------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2008      (.75)       10.76       (12.25)
Year ended 12/31/2007      (.70)       13.06         3.35
Year ended 12/31/2006      (.65)       13.32         5.86
Year ended 12/31/2005      (.68)       13.22         1.91
Year ended 12/31/2004      (.62)       13.65         5.81
----------------------------------------------------------------
CLASS R-5:
Year ended 12/31/2008      (.78)       10.76       (12.00)
Year ended 12/31/2007      (.74)       13.06         3.65
Year ended 12/31/2006      (.69)       13.32         6.17
Year ended 12/31/2005      (.73)       13.22         2.21
Year ended 12/31/2004      (.67)       13.65         6.14

                                        Ratio of     Ratio of
                                        expenses     expenses
                                       to average   to average
                                       net assets   net assets
                         Net assets,     before        after        Ratio of
                           end of         reim-        reim-       net income
                            year       bursements/  bursements/    to average
                        (in millions)    waivers    waivers/3/    net assets/3/
--------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2008      $21,987         .65%         .63%          5.76%
Year ended 12/31/2007       24,898         .63          .61           5.22
Year ended 12/31/2006       20,670         .65          .62           5.07
Year ended 12/31/2005       17,738         .65          .62           4.60
Year ended 12/31/2004       15,822         .65          .65           4.54
--------------------------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2008           88        1.44         1.42           5.01
Year ended 12/31/2007           71        1.44         1.42           4.44
Year ended 12/31/2006           29        1.49         1.42           4.28
Year ended 12/31/2005           18        1.51         1.43           3.82
Year ended 12/31/2004           11        1.55         1.47           3.70
--------------------------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2008          616        1.53         1.50           4.90
Year ended 12/31/2007          648        1.51         1.40           4.44
Year ended 12/31/2006          500        1.67         1.41           4.30
Year ended 12/31/2005          352        1.74         1.41           3.84
Year ended 12/31/2004          238        1.85         1.43           3.73
--------------------------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2008         $939         .98%         .95%          5.45%
Year ended 12/31/2007          949         .98          .95           4.89
Year ended 12/31/2006          570        1.02          .99           4.71
Year ended 12/31/2005          361        1.05         1.02           4.23
Year ended 12/31/2004          213        1.06         1.05           4.12
--------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2008          707         .67          .64           5.77
Year ended 12/31/2007          692         .66          .64           5.22
Year ended 12/31/2006          325         .67          .65           5.06
Year ended 12/31/2005          182         .67          .65           4.61
Year ended 12/31/2004           77         .68          .68           4.48
--------------------------------------------------------------------------------
CLASS R-5:
Year ended 12/31/2008          667         .37          .34           6.06
Year ended 12/31/2007          635         .36          .34           5.50
Year ended 12/31/2006          336         .37          .35           5.36
Year ended 12/31/2005          204         .37          .35           4.91
Year ended 12/31/2004          127         .37          .37           4.81

                                       26

The Bond Fund of America / Prospectus


                                       YEAR ENDED DECEMBER 31
                          2008       2007       2006       2005        2004
-------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       57%        58%        53%        50%         45%
OF SHARES

1 Based on average shares outstanding.
2 Total returns exclude any applicable sales charges.
3 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During the years shown, Capital
 Research and Management Company reduced fees for investment advisory services.
 In addition, during some of the years shown, Capital Research and Management
 Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

                                       27

                                          The Bond Fund of America / Prospectus


[logo - American Funds /(R)/]          The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR ADVISER              American Funds Distributors
          MARKETING                800/421-9900
                                   americanfunds.com
          FOR 24                   For Class R share information,
          -HOUR INFORMATION        visit
                                   AmericanFundsRetirement.com

          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                          Investment Company File No. 811-02444
                                       RPGEPR-908-0509P Litho in USA CGD/B/8029
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management      Capital International      Capital Guardian      Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ KIMBERLY S. VERDICK
    KIMBERLY S. VERDICK
    SECRETARY


[logo - American Funds /(R)/]          The right choice for the long term/(R)/

The Bond Fund
of America/SM/

 RETIREMENT PLAN
 PROSPECTUS

 May 1, 2009

 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
10    Management and organization
14    Purchase, exchange and sale of shares
18    Sales charges
20    Sales charge reductions
22    Rollovers from retirement plans to IRAs
23    Plans of distribution
24    Other compensation to dealers
25    Distributions and taxes
26    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page is intentionally left blank for this filing.]


Risk/Return summary

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests the majority of its assets in bonds with quality ratings of A3/A- or better. The fund may also invest in lower rated bonds.

The fund is designed for investors seeking current income, capital preservation over the long term and more price stability than that offered by stocks.  Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The values of, and the income generated by, debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                          The Bond Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999    2.29%
2000    6.19
2001    7.15
2002    6.11
2003   12.22
2004    5.85
2005    1.94
2006    5.88
2007    3.37
2008  -12.24

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                    5.41%  (quarter ended June 30, 2003)
LOWEST                    -6.82%  (quarter ended September 30, 2008)

                                       2

The Bond Fund of America / Prospectus


Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 8 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008
                                 1 YEAR   5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 5/28/74   -15.54%  -0.05%    3.29%        8.16%
--------------------------------------------------------------------------

                                  1 YEAR   5 YEARS   LIFETIME/1/
-----------------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/11/02  -12.92%  -0.09%       2.12%
-----------------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/31/02  -12.99   -0.08        2.07
-----------------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/4/02   -12.52    0.35        2.48
-----------------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 5/20/02  -12.25    0.69        2.92
-----------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02  -12.00    1.00        3.26
-----------------------------------------------------------------

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES
 Barclays Capital U.S. Aggregate        5.24%   4.65%    5.63%         N/A
Index/3/
 Lipper Corporate Debt A-Rated Bond    -5.88    1.60     3.77         8.04%
Funds Average/4/
 Consumer Price Index/5/                0.09    2.67     2.52         4.32
-------------------------------------------------------------------------------
 Class A annualized 30-day yield at December 31, 2008: 7.75%/6/
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.

3 Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate
 Index) represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
 This index was not in existence as of the date the fund's Class A shares were first sold; therefore, lifetime results are not shown.
4 Lipper Corporate Debt A-Rated Bond Funds Average is composed of funds that invest primarily in corporate debt issues rated A or better or government issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.
5 Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
 U.S. Department of Labor, Bureau of Labor Statistics.

6 Reflects a fee waiver (7.73% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the fund."

                                       3

                                          The Bond Fund of America / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------

 Maximum initial sales charge on purchases      3.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                 CLASS  CLASS  CLASS  CLASS  CLASS     CLASS
                        CLASS A   R-1    R-2    R-3    R-4   R-5/3/   R-6/3,4/
-------------------------------------------------------------------------------

 Management fees/1/      0.25%   0.25%  0.25%  0.25%  0.25%  0.25%     0.25%
-------------------------------------------------------------------------------
 Distribution and/or     0.25    1.00   0.75   0.50   0.25   none      none
 service (12b-1)
 fees/2/
-------------------------------------------------------------------------------
 Other expenses/1/       0.15    0.19   0.53   0.23   0.17   0.12      0.07
-------------------------------------------------------------------------------
 Total annual fund       0.65    1.44   1.53   0.98   0.67   0.37      0.32
 operating expenses/1/
-------------------------------------------------------------------------------

1 The fund's investment adviser waived a portion of its management fees from
 September 1, 2004, through December 31, 2008. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.
2 Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .25%, 1.00%, 1.00%,
 .75% and .50%, respectively, of the class's average net assets annually.

3 Class R-5 and R-6 shares are generally available only to fee-based programs and/or through retirement plan intermediaries.
4 Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund's previous fiscal year.

                                       4

The Bond Fund of America / Prospectus


OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

                                                   PAYMENTS TO UNAFFILIATED
             PAYMENTS TO AFFILIATED ENTITIES               ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------
 Class R-6                none                               none
-------------------------------------------------------------------------------

1 Payment amount depends on the date upon which services commenced.
2 Payment with respect to Recordkeeper Direct/(R)/ program.
3 Payment with respect to PlanPremier/(R)/ program.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 Class A*                        $439    $575     $724      $1,155
--------------------------------------------------------------------
 Class R-1                        147     456      787       1,724
--------------------------------------------------------------------
 Class R-2                        156     483      834       1,824
--------------------------------------------------------------------
 Class R-3                        100     312      542       1,201
--------------------------------------------------------------------
 Class R-4                         68     214      373         835
--------------------------------------------------------------------
 Class R-5                         38     119      208         468
--------------------------------------------------------------------
 Class R-6                         33     103      180         406
--------------------------------------------------------------------

* Reflects the maximum initial sales charge.

                                       5

                                          The Bond Fund of America / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests a majority of its assets in debt securities with quality ratings of A3/A- or better, including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund's current practice is not to invest more than 15% of its assets in debt securities rated Ba1 and BB+ or below or in debt securities that are unrated but determined by the fund's investment adviser to be of equivalent quality.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

                                       6

The Bond Fund of America / Prospectus


The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       7

                                          The Bond Fund of America / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008
                                1 YEAR   5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 5/28/74  -12.24%   0.72%    3.69%        8.27%

                                  1 YEAR   5 YEARS   LIFETIME/1/
-----------------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/11/02  -12.92%  -0.09%       2.12%
 CLASS R-2 -- FIRST SOLD 5/31/02  -12.99   -0.08        2.07
 CLASS R-3 -- FIRST SOLD 6/4/02   -12.52    0.35        2.48
 CLASS R-4 -- FIRST SOLD 5/20/02  -12.25    0.69        2.92
 CLASS R-5 -- FIRST SOLD 5/15/02  -12.00    1.00        3.26

                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES
 Barclays Capital U.S. Aggregate    5.24%    4.65%      5.63%         N/A
Index/3/
 Lipper Corporate Debt A-Rated     -5.88     1.60       3.77         8.04%
Bond Funds Average/4/
 Consumer Price Index/5/            0.09     2.67       2.52         4.32
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2008: 6.95%/6/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.

3 Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate
 Index) represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
 This index was not in existence as of the date the fund's Class A shares were first sold; therefore, lifetime results are not shown.
4 Lipper Corporate Debt A-Rated Bond Funds Average is composed of funds that invest primarily in corporate debt issues rated A or better or government issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.
5 Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
 U.S. Department of Labor, Bureau of Labor Statistics.
6 The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

                                       8

The Bond Fund of America / Prospectus


[begin pie chart]

PORTFOLIO BY TYPE OF SECURITY AS OF DECEMBER 31, 2008 (percent of net assets)

Corporate bonds & notes        36.67%
Mortgage-backed obligations    26.27
Bonds & notes of U.S.          14.05
 government & government
 agencies
Bonds & notes of governments    7.33
 & government agencies
 outside the U.S.
Asset-backed obligations        6.62
Preferred securities            3.18
Convertible securities          0.29
Municipals                      0.23
Common stocks & warrants        0.08
Short-term securities &         5.28
 other assets less
 liabilities

[end pie chart]

 HOLDINGS BY QUALITY RATING AS OF DECEMBER 31, 2008
 See the appendix in the statement of additional information for a
description of quality categories.                PERCENT OF NET ASSETS

-------------------------------------------------------------------------------

 U.S. government obligations/*/                           13.4%
-------------------------------------------------------------------------------
 Federal agencies                                         15.5
-------------------------------------------------------------------------------
 Aaa/AAA                                                  17.3
-------------------------------------------------------------------------------
 Aa/AA                                                     8.5
-------------------------------------------------------------------------------
 A/A                                                      16.0
-------------------------------------------------------------------------------
 Baa/BBB                                                  17.7
-------------------------------------------------------------------------------
 Ba/BB or below                                            6.2
-------------------------------------------------------------------------------
 Equity-related securities                                 0.1
-------------------------------------------------------------------------------
 Short-term securities & other assets                      5.3
less liabilities
-------------------------------------------------------------------------------

* These securities are guaranteed by the full faith and credit of the U.S.
 government.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       9

                                          The Bond Fund of America / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." As described more fully in the fund's statement of additional information, the management fee is based on the daily net assets of the fund and the fund's monthly gross investment income. A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's annual report to shareholders for the fiscal year ended December 31, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Approval by the funds' shareholders would be required before any authority granted under an exemptive order could be exercised. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or seek a shareholder vote to exercise any authority, if granted, under an exemptive order.

                                       10

The Bond Fund of America / Prospectus


EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions.

                                       11

                                          The Bond Fund of America / Prospectus

The primary individual portfolio counselors for The Bond Fund of America are:

                                             PRIMARY TITLE WITH      PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER      COUNSELOR
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)          ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE              OF THE FUND
-----------------------------------------------------------------------------------------

 ABNER D. GOLDSTINE          35 years        Senior Vice President   Serves as a
 President and          (since the fund's    - Fixed Income,         fixed-income
 Director                   inception)       Capital Research and    portfolio counselor
                                             Management Company

                                             Investment
                                             professional for 57
                                             years in total;
                                             42 years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------
 DAVID C. BARCLAY            14 years        Senior Vice President   Serves as a
 Senior Vice President                       - Fixed Income,         fixed-income
                                             Capital Research and    portfolio counselor
                                             Management Company

                                             Investment
                                             professional for 28
                                             years in total;
                                             21 years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------
 MARK R. MACDONALD           10 years        Senior Vice President   Serves as a
 Senior Vice President                       - Fixed Income,         fixed-income
                                             Capital Research and    portfolio counselor
                                             Management Company

                                             Investment
                                             professional for 24
                                             years in total;
                                             15 years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------
 JOHN H. SMET                20 years        Senior Vice President   Serves as a
 Senior Vice President                       - Fixed Income,         fixed-income
                                             Capital Research and    portfolio counselor
                                             Management Company

                                             Investment
                                             professional for 27
                                             years in total;
                                             26 years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------
 MARK H. DALZELL             15 years        Senior Vice President   Serves as a
                                             - Fixed Income,         fixed-income
                                             Capital Research and    portfolio counselor
                                             Management Company

                                             Investment
                                             professional for 31
                                             years in total;
                                             21 years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------
 SUSAN M. TOLSON             11 years        Senior Vice President   Serves as a
                         (plus 7 years of    - Fixed Income,         fixed-income
                         prior experience    Capital Research and    portfolio counselor
                              as an          Management Company
                        investment analyst
                          for the fund)      Investment
                                             professional for 21
                                             years in total;
                                             19 years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------

                                       12

The Bond Fund of America / Prospectus


Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU, DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR RETIREMENT PLAN
RECORDKEEPER FOR MORE INFORMATION.

                                       13

                                          The Bond Fund of America / Prospectus

Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY
LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S)
ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU
DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-6 shares are available for investment by American Funds Target Date Retirement Series/(R)/ and Class R-5
shares are available to other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell
Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

                                       14

The Bond Fund of America / Prospectus


The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

                                       15

                                          The Bond Fund of America / Prospectus

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. For purposes of this "right of reinvestment policy," automatic transactions
(including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. See the statement of additional information for further information. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus. This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs" in this prospectus.

                                       16

The Bond Fund of America / Prospectus


VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

                                       17

                                          The Bond Fund of America / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
 and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

                                       18

The Bond Fund of America / Prospectus


Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

 A 403(b) plan may not invest in Class A, B or C shares on or after January 1,
 2009, unless such plan was invested in Class A, B or C shares prior to that date.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution
(see "Plans of distribution" in this prospectus).

                                       19

                                          The Bond Fund of America / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement
Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds money market funds) may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds money market funds) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

                                       20

The Bond Fund of America / Prospectus


 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds money market funds) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" in this prospectus for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

                                       21

                                          The Bond Fund of America / Prospectus

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover, subject to the other provisions of this prospectus and the prospectus for nonretirement plan shareholders. More information on Class B,
C and F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
   Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

                                       22

The Bond Fund of America / Prospectus


Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares, up to 1.00% for
Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for
Class R-4 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       23

                                          The Bond Fund of America / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       24

The Bond Fund of America / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Dividends begin accruing one day after payment for shares is received by the fund or American
Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       25

                                          The Bond Fund of America / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. A similar table will be shown for Class R-6 shares beginning with the fund's fiscal year ending after the date the share class is first offered. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund
(assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the footnotes to the Annual
Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information in the Financial
Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                    (LOSS) INCOME FROM INVESTMENT OPERATIONS/1/

                        Net asset                   Net (losses)
                         value,        Net      gains on securities   Total from
                        beginning  investment      (both realized     investment
                         of year     income       and unrealized)     operations
-----------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2008    $13.06       $.70            $(2.25)           $(1.55)
Year ended 12/31/2007     13.32        .69              (.25)              .44
Year ended 12/31/2006     13.22        .67               .09               .76
Year ended 12/31/2005     13.65        .62              (.36)              .26
Year ended 12/31/2004     13.51        .61               .16               .77
-----------------------------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2008     13.06        .60             (2.25)            (1.65)
Year ended 12/31/2007     13.32        .58              (.25)              .33
Year ended 12/31/2006     13.22        .56               .09               .65
Year ended 12/31/2005     13.65        .51              (.36)              .15
Year ended 12/31/2004     13.51        .50               .16               .66
-----------------------------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2008     13.06        .59             (2.25)            (1.66)
Year ended 12/31/2007     13.32        .59              (.25)              .34
Year ended 12/31/2006     13.22        .56               .09               .65
Year ended 12/31/2005     13.65        .51              (.36)              .15
Year ended 12/31/2004     13.51        .50               .16               .66
-----------------------------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2008    $13.06       $.66            $(2.25)           $(1.59)
Year ended 12/31/2007     13.32        .65              (.25)              .40
Year ended 12/31/2006     13.22        .62               .09               .71
Year ended 12/31/2005     13.65        .56              (.36)              .20
Year ended 12/31/2004     13.51        .55               .16               .71
-----------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2008     13.06        .70             (2.25)            (1.55)
Year ended 12/31/2007     13.32        .69              (.25)              .44
Year ended 12/31/2006     13.22        .66               .09               .75
Year ended 12/31/2005     13.65        .61              (.36)              .25
Year ended 12/31/2004     13.51        .60               .16               .76
-----------------------------------------------------------------------------------
CLASS R-5:
Year ended 12/31/2008     13.06        .73             (2.25)            (1.52)
Year ended 12/31/2007     13.32        .73              (.25)              .48
Year ended 12/31/2006     13.22        .70               .09               .79
Year ended 12/31/2005     13.65        .66              (.36)              .30
Year ended 12/31/2004     13.51        .65               .16               .81

                        Dividends
                        (from net    Net asset
                        investment  value, end       Total
                         income)      of year    return/2,3/
----------------------------------------------------------------

CLASS A:
Year ended 12/31/2008     $(.75)      $10.76       (12.24)%
Year ended 12/31/2007      (.70)       13.06         3.37
Year ended 12/31/2006      (.66)       13.32         5.88
Year ended 12/31/2005      (.69)       13.22         1.94
Year ended 12/31/2004      (.63)       13.65         5.85
----------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2008      (.65)       10.76       (12.92)
Year ended 12/31/2007      (.59)       13.06         2.54
Year ended 12/31/2006      (.55)       13.32         5.05
Year ended 12/31/2005      (.58)       13.22         1.11
Year ended 12/31/2004      (.52)       13.65         4.98
----------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2008      (.64)       10.76       (12.99)
Year ended 12/31/2007      (.60)       13.06         2.56
Year ended 12/31/2006      (.55)       13.32         5.06
Year ended 12/31/2005      (.58)       13.22         1.14
Year ended 12/31/2004      (.52)       13.65         5.02
----------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2008     $(.71)      $10.76       (12.52)%
Year ended 12/31/2007      (.66)       13.06         3.02
Year ended 12/31/2006      (.61)       13.32         5.49
Year ended 12/31/2005      (.63)       13.22         1.53
Year ended 12/31/2004      (.57)       13.65         5.42
----------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2008      (.75)       10.76       (12.25)
Year ended 12/31/2007      (.70)       13.06         3.35
Year ended 12/31/2006      (.65)       13.32         5.86
Year ended 12/31/2005      (.68)       13.22         1.91
Year ended 12/31/2004      (.62)       13.65         5.81
----------------------------------------------------------------
CLASS R-5:
Year ended 12/31/2008      (.78)       10.76       (12.00)
Year ended 12/31/2007      (.74)       13.06         3.65
Year ended 12/31/2006      (.69)       13.32         6.17
Year ended 12/31/2005      (.73)       13.22         2.21
Year ended 12/31/2004      (.67)       13.65         6.14

                                        Ratio of     Ratio of
                                        expenses     expenses
                                       to average   to average
                                       net assets   net assets
                         Net assets,     before        after        Ratio of
                           end of         reim-        reim-       net income
                            year       bursements/  bursements/    to average
                        (in millions)    waivers    waivers/3/    net assets/3/
--------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2008      $21,987         .65%         .63%          5.76%
Year ended 12/31/2007       24,898         .63          .61           5.22
Year ended 12/31/2006       20,670         .65          .62           5.07
Year ended 12/31/2005       17,738         .65          .62           4.60
Year ended 12/31/2004       15,822         .65          .65           4.54
--------------------------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2008           88        1.44         1.42           5.01
Year ended 12/31/2007           71        1.44         1.42           4.44
Year ended 12/31/2006           29        1.49         1.42           4.28
Year ended 12/31/2005           18        1.51         1.43           3.82
Year ended 12/31/2004           11        1.55         1.47           3.70
--------------------------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2008          616        1.53         1.50           4.90
Year ended 12/31/2007          648        1.51         1.40           4.44
Year ended 12/31/2006          500        1.67         1.41           4.30
Year ended 12/31/2005          352        1.74         1.41           3.84
Year ended 12/31/2004          238        1.85         1.43           3.73
--------------------------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2008         $939         .98%         .95%          5.45%
Year ended 12/31/2007          949         .98          .95           4.89
Year ended 12/31/2006          570        1.02          .99           4.71
Year ended 12/31/2005          361        1.05         1.02           4.23
Year ended 12/31/2004          213        1.06         1.05           4.12
--------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2008          707         .67          .64           5.77
Year ended 12/31/2007          692         .66          .64           5.22
Year ended 12/31/2006          325         .67          .65           5.06
Year ended 12/31/2005          182         .67          .65           4.61
Year ended 12/31/2004           77         .68          .68           4.48
--------------------------------------------------------------------------------
CLASS R-5:
Year ended 12/31/2008          667         .37          .34           6.06
Year ended 12/31/2007          635         .36          .34           5.50
Year ended 12/31/2006          336         .37          .35           5.36
Year ended 12/31/2005          204         .37          .35           4.91
Year ended 12/31/2004          127         .37          .37           4.81

                                       26

The Bond Fund of America / Prospectus


                                       YEAR ENDED DECEMBER 31
                          2008       2007       2006       2005        2004
-------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       57%        58%        53%        50%         45%
OF SHARES

1 Based on average shares outstanding.
2 Total returns exclude any applicable sales charges.
3 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During the years shown, Capital
 Research and Management Company reduced fees for investment advisory services.
 In addition, during some of the years shown, Capital Research and Management
 Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

                                       27

                                          The Bond Fund of America / Prospectus


[logo - American Funds /(R)/]          The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR ADVISER              American Funds Distributors
          MARKETING                800/421-9900
                                   americanfunds.com
          FOR 24                   For Class R share information,
          -HOUR INFORMATION        visit
                                   AmericanFundsRetirement.com

          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                          Investment Company File No. 811-02444
                                       RPGEPR-908-0509P Litho in USA CGD/B/8029
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management      Capital International      Capital Guardian      Capital Bank and Trust


                         THE BOND FUND OF AMERICA, INC.

                                     Part B
                      Statement of Additional Information

                                May 1, 2009

This document is not a prospectus but should be read in conjunction with the current prospectus of The Bond Fund of America (the "fund" or "BFA") dated March
1, 2009 or retirement plan prospectus of the fund dated May 1, 2009. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                         The Bond Fund of America, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder's investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

Item                                                                  Page no.
----                                                                  --------

Financial statements

                       The Bond Fund of America -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 60% of its assets in debt securities rated A3 or better by Moody's Investors Service (Moody's) or A- or better by
     Standard & Poor's Corporation (S&P) or in unrated securities that are determined by the investment adviser to be of equivalent quality at time of purchase, including U.S. government securities, money market instruments or cash.

..    The fund may invest up to 40% of its assets in debt securities rated below
     A3 by Moody's and below A- by S&P or in unrated securities that are determined by the investment adviser to be of equivalent quality.

..    The fund may invest up to 35% of its assets in debt securities rated Ba1 or below by Moody's and BB+ or below by S&P or in unrated securities determined by the investment adviser to be of equivalent quality. However, the fund's current practice is not to invest more than 15% of its assets in debt securities rated Ba1 and BB+ or below or unrated but determined by the investment adviser to be of equivalent quality.

..    The fund may invest up to 10% of its assets in preferred stocks.

..    The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States. In determining the domicile of an issuer, the fund's investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan
     Stanley Capital International, and may also take into account such factors as where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

..    While the fund may not make direct purchases of common stocks or warrants or rights to acquire common stocks, the fund may invest in debt securities that are issued together with common stock or other equity interests or in securities that have equity conversion, exchange or purchase rights. The fund may hold up to 5% of its assets in common stock, warrants and rights acquired after sales of the corresponding debt securities or received in exchange for debt securities.

..    The fund may invest up to 5% of its assets in IOs and POs (as defined in the following section).

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

                       The Bond Fund of America -- Page 2

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objective, strategies and risks."

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba1 or below by Moody's and/or BB+ or below by S&P or unrated but determined by the fund's investment adviser to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. Generally, debt securities that are lower in an issuer's capital structure will be more sensitive to interest rate changes.
     In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad

                       The Bond Fund of America -- Page 3

economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation.
However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated
conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

Hybrid securities, which have both debt and equity characteristics, are normally at the bottom of an issuer's debt capital structure. As such, they may be more sensitive to interest rate changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

                       The Bond Fund of America -- Page 4

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

OBLIGATIONS BACKED BY THE "FULL FAITH AND CREDIT" OF THE U.S. GOVERNMENT -- U.S.
government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES -- The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S.
     government. Such agencies and entities include the Government National
     Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the
     Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank),
     the Overseas Private Investment Corporation (OPIC), the Commodity Credit
     Corporation (CCC) and the Small Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency.
Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.

GOVERNMENT SUPPORT FOR SHORT-TERM DEBT INSTRUMENTS -- Various agencies and instrumentalities of the U.S. government and governments of other countries have recently implemented or announced programs that support short-term debt instruments, including commercial paper, in an attempt to sustain liquidity in the markets for these securities. Following is a brief summary of some of these programs (please refer to the applicable entity's website for further information on the specific program). Entities issuing obligations supported by these programs in which the fund invests must be on an approved list that is monitored on a regular basis.

     TEMPORARY LIQUIDITY GUARANTEE PROGRAM -- The FDIC will guarantee payment of new senior unsecured debt issued by FDIC-insured depository institutions,
     U.S. bank holding companies and financial holding companies and certain
     U.S. savings and loan holding companies. The guarantee will cover all new senior unsecured debt, including commercial paper, issued by these entities on or before December 31, 2009. The

                       The Bond Fund of America -- Page 5

     guarantee will extend only until December 31, 2012, even if the debt has not then matured.

     COMMERCIAL PAPER FUNDING FACILITY (CPFF) -- The Federal Reserve Bank of New
     York will lend money to a special purpose vehicle that will purchase eligible commercial paper from eligible issuers from October 27, 2008 until
     October 30, 2009. Under the CPFF, eligible issuers are U.S. domiciled issuers of commercial paper (including those with parent companies outside the U.S.) and eligible commercial paper must have a three month maturity, be U.S. dollar denominated and be rated at least A-1/P-1/F1 by two or more nationally recognized rating agencies.

     ASSET BACKED COMMERCIAL PAPER MONEY MARKET FUND LIQUIDITY FACILITY (AMLF) -
     The Federal Reserve Bank of Boston will lend money to eligible borrowers, including U.S. depositary institutions, bank holding companies and U.S.
     branches and agencies of foreign banks, in order to fund purchases of eligible asset backed commercial paper from money market funds until
     October 30, 2009. Under the AMLF, eligible asset backed commercial paper must be issued by a U.S. issuer that was in existence on September 18,
     2008, be U.S. dollar denominated, be rated at least A-1, P-1 or F1 by at least two major rating agencies (or in the top rating category if rated by only one agency) and have a maturity that does not exceed 120 days if the borrower is a bank or 270 days for non-bank borrowers.

     MONEY MARKET INVESTOR FUNDING FACILITY (MMIFF) -- In addition to the CPFF, the Federal Reserve Bank of New York will lend money to a series of special purpose vehicles to purchase eligible assets from eligible investors. Under the MMIFF, eligible investors are U.S. money market funds and eligible assets include U.S. dollar-denominated certificates of deposit, bank notes and commercial paper with a remaining maturity of 90 days or less issued by the financial institutions designated in operational documents of the special purpose vehicles. The special purpose vehicles will purchase the eligible assets with funds from the Federal Reserve Bank of New York and the issuance of asset backed commercial paper to the eligible investor. The
     MMIFF will run through October 30, 2009.

     GOVERNMENT GUARANTEES OUTSIDE THE U.S. -- Various governments outside the
     U.S. have implemented or announced programs under which the government or a government agency will guarantee debt, including commercial paper, of financial institutions in that country.

PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     MORTGAGE-BACKED SECURITIES -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full

                       The Bond Fund of America -- Page 6

     faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac).
     However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.
     CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

"IOs" and "POs" are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs). The values of IOs and POs are extremely

                       The Bond Fund of America -- Page 7

sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.

Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

CURRENCY TRANSACTIONS -- The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S.
federal income tax purposes.

REAL ESTATE INVESTMENT TRUSTS -- The fund may invest in debt securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.
The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass--

                       The Bond Fund of America -- Page 8

through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

The fund may also enter into "roll" transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

CASH AND CASH EQUIVALENTS -- The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its

                       The Bond Fund of America -- Page 9

agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

LOAN ASSIGNMENTS AND PARTICIPATIONS -- The fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower's assets and liabilities (recapitalizations), to merge with or acquire another company
(mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary.
Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser's decision not to receive material, non-public information may impact the investment adviser's ability to assess a borrower's requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any

                      The Bond Fund of America -- Page 10

rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, there may be a limited number of investors interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund's interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

INVERSE FLOATING RATE NOTES -- The fund may invest to a very limited extent (no more than 1% of its assets) in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in the instruments' interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.

RESTRICTED OR ILLIQUID SECURITIES -- The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to "Qualified Institutional Buyers". Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

MATURITY -- There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in

                      The Bond Fund of America -- Page 11

excess of three years. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

LOANS OF PORTFOLIO SECURITIES -- The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 33-1/3% of the value of its total assets, measured at the time any such loan is made. The fund does not currently intend to engage in this investment practice over the next 12 months.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund's portfolio turnover rates for the fiscal years ended December 31, 2008 and 2007 were 57% and 58%, respectively. The portfolio turnover rate would equal
100% if each security in a fund's portfolio were replaced once per year. See
"Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

                      The Bond Fund of America -- Page 12

These restrictions provide that the fund may not:

1.   With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), if as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

2.   Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3.   Invest in companies for the purpose of exercising control or management;

4.   Buy or sell real estate in the ordinary course of its business; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

5.   Buy or sell commodities or commodity contracts in the ordinary course of its business, provided, however, that this shall not prohibit the fund from purchasing or selling currencies including forward currency contracts;

6.   Invest more than 15% of the value of its net assets in securities that are illiquid;

7.   Engage in the business of underwriting of securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities
Act of 1933;

8.   Make loans in an aggregate amount in excess of 10% of the value of the fund's total assets, taken at the time any loan is made, provided, (i) that the purchase of debt securities pursuant to the fund's investment objectives and entering into repurchase agreements maturing in seven days or less shall not be deemed loans for the purposes of this restriction, and (ii) that loans of portfolio securities as described under "Loans of Portfolio Securities," shall be made only in accordance with the terms and conditions therein set forth;

9.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

10.  Purchase securities at margin;

11.  Borrow money except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets.

Notwithstanding Investment Restriction #9, the fund has no current intention (at least during the next 12 months) to sell securities short to the extent the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.

                      The Bond Fund of America -- Page 13

NONFUNDAMENTAL POLICIES -- The fund has adopted the following nonfundamental investment policies, which may be changed by action of the Board of Directors without shareholder approval:

1.   The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

2.   The fund may not issue senior securities, except as permitted by the 1940
Act.

3.   The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections
12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

                      The Bond Fund of America -- Page 14

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

"INDEPENDENT" DIRECTORS/1/

 NAME, AGE AND                                                      NUMBER OF
 POSITION WITH FUND                                               PORTFOLIOS/3/
 (YEAR FIRST ELECTED AS A           PRINCIPAL OCCUPATION(S)         OVERSEEN          OTHER DIRECTORSHIPS/4/
 DIRECTOR/2/)                       DURING PAST FIVE YEARS         BY DIRECTOR           HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------

 Ambassador Richard G.          Corporate director and author;         16         Carnival Corporation
 Capen, Jr., 74                 former U.S. Ambassador to
 Director (1999)                Spain; former Vice Chairman,
                                Knight-Ridder, Inc.
                                (communications company);
                                former Chairman and Publisher,
                                The Miami Herald
-----------------------------------------------------------------------------------------------------------------
 H. Frederick Christie, 75      Private investor; former               16         AECOM Technology Corporation;
 Director (1974)                President and CEO, The Mission                    DineEquity, Inc.;
                                Group (non-utility holding                        Ducommun Incorporated;
                                company, subsidiary of Southern                   SouthWest Water Company
                                California Edison Company)

-----------------------------------------------------------------------------------------------------------------
 James G. Ellis, 62             Dean and Professor of                  14         Quiksilver, Inc.
 Director (2006)                Marketing, University of
                                Southern California
-----------------------------------------------------------------------------------------------------------------
 Martin Fenton, 73              Chairman of the Board, Senior          19         None
 Chairman of the Board          Resource Group LLC (development
 (Independent and               and management of senior living
 Non-Executive) (1989)          communities)
-----------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 62          President and CEO, Fuller              17         None
 Director (1994)                Consulting (financial
                                management consulting firm)
-----------------------------------------------------------------------------------------------------------------
 R. Clark Hooper, 62            Private investor; former               19         JPMorgan Value Opportunities
 Director (2005)                President, Dumbarton Group LLC                    Fund, Inc.;
                                (securities industry                              The Swiss Helvetia Fund, Inc.
                                consulting); former Executive
                                Vice President - Policy and
                                Oversight, NASD
-----------------------------------------------------------------------------------------------------------------
 Laurel B. Mitchell, Ph.D.,     Director, Accounting Program,           6         None
 53                             University of Redlands
 Director (2009)
-----------------------------------------------------------------------------------------------------------------
 Richard G. Newman,/5/ 74       Chairman of the Board, AECOM           15         Sempra Energy;
 Director (1991)                Technology Corporation                            SouthWest Water Company
                                (engineering, consulting and
                                professional technical
                                services)
-----------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez, 65           Principal, The Sanchez Family          14         None
 Director (1999)                Corporation dba McDonald's
                                Restaurants (McDonald's
                                licensee)
-----------------------------------------------------------------------------------------------------------------
 Steadman Upham, Ph.D., 60      President and Professor of             15         None
 Director (2007)                Anthropology, The University of
                                Tulsa; former President and
                                Professor of Archaeology,
                                Claremont Graduate University
-----------------------------------------------------------------------------------------------------------------

                      The Bond Fund of America -- Page 15

"INTERESTED" DIRECTORS/6,7/

                                 PRINCIPAL OCCUPATION(S)
                                  DURING PAST FIVE YEARS
 NAME, AGE AND                        AND POSITIONS              NUMBER OF
 POSITION WITH FUND           HELD WITH AFFILIATED ENTITIES    PORTFOLIOS/3/
 (YEAR FIRST ELECTED AS A      OR THE PRINCIPAL UNDERWRITER      OVERSEEN      OTHER DIRECTORSHIPS/4/
 DIRECTOR/OFFICER/2/)                  OF THE FUND              BY DIRECTOR       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------

 Paul G. Haaga, Jr., 60       Vice Chairman of the Board,           15         None
 Vice Chairman of the         Capital Research and
 Board and Director (1985)    Management Company; Senior
                              Vice President - Fixed Income,
                              Capital Research and
                              Management Company
------------------------------------------------------------------------------------------------------
 Abner D. Goldstine, 79       Senior Vice President - Fixed         14         None
 President and Director       Income, Capital Research and
 (1974)                       Management Company; Director,
                              Capital Research and
                              Management Company
------------------------------------------------------------------------------------------------------

OTHER OFFICERS

 NAME, AGE AND
 POSITION WITH FUND           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED AS         AND POSITIONS HELD WITH AFFILIATED ENTITIES
       AN OFFICER/2/)            OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------

 David C. Barclay, 52        Senior Vice President - Fixed Income, Capital
 Senior Vice President       Research and Management Company; Director, The
 (1997)                      Capital Group Companies, Inc.*
-------------------------------------------------------------------------------
 Mark R. Macdonald, 50       Senior Vice President - Fixed Income, Capital
 Senior Vice President       Research and Management Company; Director,
 (2001)                      Capital Research and Management Company
-------------------------------------------------------------------------------
 John H. Smet, 52            Senior Vice President - Fixed Income, Capital
 Senior Vice President       Research and Management Company; Director,
 (1994)                      American Funds Distributors, Inc.*
-------------------------------------------------------------------------------
 Kristine M. Nishiyama,      Vice President and Senior Counsel - Fund Business
 38                          Management Group, Capital Research and Management
 Vice President (2003)       Company; Vice President and Counsel, Capital Bank
                             and Trust Company*
-------------------------------------------------------------------------------
 Kimberly S. Verdick, 44     Vice President - Fund Business Management Group,
 Secretary (1994)            Capital Research and Management Company
-------------------------------------------------------------------------------
 Ari M. Vinocor, 34          Vice President - Fund Business Management Group,
 Treasurer (2007)            Capital Research and Management Company
-------------------------------------------------------------------------------
 Courtney R. Taylor, 34      Assistant Vice President - Fund Business
 Assistant Secretary         Management Group, Capital Research and Management
 (2006)                      Company
-------------------------------------------------------------------------------
 M. Susan Gupton, 35         Vice President - Fund Business Management Group,
 Assistant Treasurer         Capital Research and Management Company
 (2008)
-------------------------------------------------------------------------------

                      The Bond Fund of America -- Page 16

* Company affiliated with Capital Research and Management Company.

1 The term "independent" director refers to a director who is not an "interested person" of the fund within the meaning of the 1940 Act.

2 Directors and officers of the fund serve until their resignation, removal or retirement.
3 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.
5 The investment adviser and its affiliates use a subsidiary of AECOM, Inc. to perform architectural and space management services. The investment adviser's business relationship with the subsidiary preceded its acquisition by AECOM in
 1994. The total fees relating to this engagement for the last two years represent less than 0.1% of AECOM, Inc.'s 2007 gross revenues.
6 "Interested persons" of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
7 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                      The Bond Fund of America -- Page 17

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2008:

                                                                               AGGREGATE
                                                                                DOLLAR
                                                                              RANGE/1/ OF
                                                                              INDEPENDENT
                                            AGGREGATE                          DIRECTORS
                                         DOLLAR RANGE/1/      DOLLAR           DEFERRED
                                            OF SHARES       RANGE/1 /OF     COMPENSATION/2/
                                            OWNED IN        INDEPENDENT      ALLOCATED TO
                                            ALL FUNDS        DIRECTORS         ALL FUNDS
                                             IN THE          DEFERRED           WITHIN
                        DOLLAR RANGE/1/  AMERICAN FUNDS   COMPENSATION/2/   AMERICAN FUNDS
                            OF FUND      FAMILY OVERSEEN     ALLOCATED      FAMILY OVERSEEN
         NAME            SHARES OWNED      BY DIRECTOR        TO FUND         BY DIRECTOR
--------------------------------------------------------------------------------------------

 "INDEPENDENT" DIRECTORS
--------------------------------------------------------------------------------------------
 Richard G. Capen,           None         Over $100,000         N/A          Over $100,000
 Jr.
--------------------------------------------------------------------------------------------
 H. Frederick                None         Over $100,000         N/A          Over $100,000
 Christie
--------------------------------------------------------------------------------------------
 James G. Ellis            $10,001 -      Over $100,000         N/A               N/A
                            $50,000
--------------------------------------------------------------------------------------------
 Martin Fenton             $10,001 -      Over $100,000         N/A          Over $100,000
                            $50,000
--------------------------------------------------------------------------------------------
 Leonard R. Fuller         $10,001 -        $50,001 -      $1 - $10,000      Over $100,000
                            $50,000         $100,000
--------------------------------------------------------------------------------------------
 R. Clark Hooper           $10,001 -      Over $100,000         N/A            $50,001 -
                            $50,000                                            $100,000
--------------------------------------------------------------------------------------------
 Laurel B. Mitchell/3/       None             None              N/A               N/A
--------------------------------------------------------------------------------------------
 Richard G. Newman         $50,001 -      Over $100,000         N/A               N/A
                           $100,000
--------------------------------------------------------------------------------------------
 Frank M. Sanchez        $1 - $10,000       $10,001 -           N/A               N/A
                                             $50,000
--------------------------------------------------------------------------------------------
 Steadman Upham              None         Over $100,000         N/A          Over $100,000
--------------------------------------------------------------------------------------------

                      The Bond Fund of America -- Page 18

                                                          AGGREGATE
                                                       DOLLAR RANGE/1/
                                                          OF SHARES
                                                           OWNED IN
                                                          ALL FUNDS
                                                            IN THE
                          DOLLAR RANGE/1/               AMERICAN FUNDS
                              OF FUND                  FAMILY OVERSEEN
       NAME                 SHARES OWNED                 BY DIRECTOR
-----------------------------------------------------------------------------

 "INTERESTED" DIRECTORS
-----------------------------------------------------------------------------
 Abner D.                  Over $100,000                Over $100,000
 Goldstine
-----------------------------------------------------------------------------
 Paul G. Haaga,            Over $100,000                Over $100,000
 Jr.
-----------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.
2 Eligible directors may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the director.

3 Dr. Mitchell was appointed to the board effective March 19, 2009.

DIRECTOR COMPENSATION -- No compensation is paid by the fund to any officer or director who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The fund typically pays each independent director an annual fee, which ranges from $11,718 to $38,852, based primarily on the total number of board clusters on which that independent director serves.

In addition, the fund generally pays independent directors attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent directors also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent director each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Independent directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent directors.

                      The Bond Fund of America -- Page 19

DIRECTOR COMPENSATION EARNED DURING THE FISCAL YEAR ENDED DECEMBER 31, 2008

                                                                                                              TOTAL COMPENSATION
                                                                                                                  (INCLUDING
                                                                                                             VOLUNTARILY DEFERRED
                                                                                                               COMPENSATION/1/)
                                                                                                          FROM ALL FUNDS MANAGED BY
                                                                                AGGREGATE COMPENSATION       CAPITAL RESEARCH AND
                                                                                (INCLUDING VOLUNTARILY            MANAGEMENT
                                                                               DEFERRED COMPENSATION/1/)        COMPANY OR ITS
                                    NAME                                             FROM THE FUND              AFFILIATES/2/
------------------------------------------------------------------------------------------------------------------------------------

 Richard G. Capen, Jr./3/                                                               $44,317                    $232,300
------------------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie/3/                                                                42,134                     484,275
------------------------------------------------------------------------------------------------------------------------------------
 James G. Ellis                                                                          40,789                     132,063
------------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton/3/                                                                        52,570                     418,821
------------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller/3/                                                                    46,965                     338,800
------------------------------------------------------------------------------------------------------------------------------------
 R. Clark Hooper                                                                         42,036                     323,142
------------------------------------------------------------------------------------------------------------------------------------
 Laurel B. Mitchell/4/                                                                     None                        None
------------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman                                                                       55,036                     272,800
------------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez                                                                        45,797                     138,652
------------------------------------------------------------------------------------------------------------------------------------
 Steadman Upham/3/                                                                       44,366                     208,218
------------------------------------------------------------------------------------------------------------------------------------

1 Amounts may be deferred by eligible directors under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the directors. Compensation shown in this table for the fiscal year ended December 31, 2008 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ Inc.,
 which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2008 fiscal year for participating directors is as follows: Richard G. Capen, Jr.
 ($32,305), H. Frederick Christie ($23,811), Martin Fenton ($103,599), Leonard
 R. Fuller ($42,360) and Steadman Upham ($37,911). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the directors.
4 Dr. Mitchell was appointed to the board effective March 19, 2009.

As of March 1, 2009, the officers and directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

FUND ORGANIZATION AND THE BOARD OF DIRECTORS -- The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 3, 1973. Although the board of directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's board, which meets periodically and performs duties required by applicable state and federal laws.

Under Maryland law, the business affairs of a fund are managed under the direction of the board of directors, and all powers of the fund are exercised by or under the authority of the board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a member of any board committee on which he/she serves, in good faith, in a manner he/she

                      The Bond Fund of America -- Page 20

reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors and set forth in the fund's rule 18f-3 Plan. Each class'
shareholders have exclusive voting rights with respect to the respective class'
rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's
Class 529 shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to such fund shares.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

The fund's articles of incorporation and by-laws as well as separate indemnification agreements that the fund has entered into with independent directors provide in effect that, subject to certain conditions, the fund will indemnify its officers and directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF DIRECTORS -- The fund has an audit committee comprised of Richard G. Capen, Jr.; H. Frederick Christie; Leonard R. Fuller; R.
Clark Hooper; Laurel B. Mitchell; and Steadman Upham, none of whom is an
"interested person" of the fund within the meaning of the 1940 Act. The committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The committee acts as a liaison between the fund's independent registered public accounting firm and the full board of directors. Six audit committee meetings were held during the 2008 fiscal year.

The fund has a contracts committee comprised of Richard G. Capen, Jr.; H.
Frederick Christie; James G. Ellis; Martin Fenton; Leonard R. Fuller; R. Clark
Hooper; Laurel B. Mitchell; Richard G. Newman; Frank M. Sanchez; and Steadman
Upham, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain

                      The Bond Fund of America -- Page 21

agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement,
Principal Underwriting Agreement, Administrative Services Agreement and Plans of
Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of directors on these matters. One contracts committee meeting was held during the 2008 fiscal year.

The fund has a nominating and governance committee comprised of Richard G.
Capen, Jr.; H. Frederick Christie; James G. Ellis; Martin Fenton; Leonard R.
Fuller; R. Clark Hooper; Richard G. Newman; Frank M. Sanchez; and Steadman
Upham, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors.
The committee also evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee.
One nominating and governance committee meeting was held during the 2008 fiscal year.

PROXY VOTING PROCEDURES AND PRINCIPLES -- The fund's investment adviser, in consultation with the fund's board, has adopted Proxy Voting Procedures and
Principles (the "Principles") with respect to voting proxies of securities held by the fund, other American Funds, Endowments and American Funds Insurance
Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Certain American Funds have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds
(including the fund) are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division's investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee

                      The Bond Fund of America -- Page 22

may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American
Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

     GOVERNANCE PROVISIONS -- Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting typically are not supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

                      The Bond Fund of America -- Page 23

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on March 1, 2009. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

            NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 Edward D. Jones & Co.                       Record     Class A        21.53%
 Omnibus Account                                        Class B        12.89
 Maryland Heights, MO                                   Class F-1      17.21
-------------------------------------------------------------------------------
 First Clearing, LLC                         Record     Class A         8.06
 Custody Account                                        Class B         9.46
 Glen Allen, VA                                         Class C        10.03
                                                        Class F-1       6.49
-------------------------------------------------------------------------------
 Merrill Lynch                               Record     Class B         5.68
 Omnibus Account                                        Class C        15.88
 Jacksonville, FL                                       Class F-1       6.22
                                                        Class R-3       6.37
                                                        Class R-5       8.54
-------------------------------------------------------------------------------
 Citigroup Global Markets, Inc.              Record     Class C         9.53
 Omnibus Account
 New York, NY
-------------------------------------------------------------------------------
 Morgan Stanley & Co., Inc.                  Record     Class F-1       7.97
 Omnibus Account
 Jersey City, NJ
-------------------------------------------------------------------------------
 LPL Financial                               Record     Class F-2       7.91
 Omnibus Account
 San Diego, CA
-------------------------------------------------------------------------------
 Hartford Life Insurance Co. Separate        Record     Class R-1      29.70
 Account                                    Beneficial  Class R-3       7.59
 401K Plan
 Hartford, CT
-------------------------------------------------------------------------------
 Nationwide Trust Company                    Record     Class R-3       6.22
 Columbus, OH
-------------------------------------------------------------------------------
 Trader Joe's Company                        Record     Class R-4      11.62
 Retirement Plan                            Beneficial
 Englewood, CO
-------------------------------------------------------------------------------
 Charles Schwab & Co., Inc.                  Record     Class R-4       5.31
 Custody Account
 San Francisco. CA
-------------------------------------------------------------------------------
 American Funds 2010 Target Date             Record     Class R-5       6.20
 Retirement Fund
 Norfolk, VA
-------------------------------------------------------------------------------

                      The Bond Fund of America -- Page 24

UNLESS OTHERWISE NOTED, REFERENCES IN THIS STATEMENT OF ADDITIONAL INFORMATION
TO CLASS F SHARES, CLASS R SHARES OR CLASS 529 SHARES REFER TO BOTH F SHARE
CLASSES, ALL R SHARE CLASSES OR ALL 529 SHARE CLASSES, RESPECTIVELY.

INVESTMENT ADVISER -- Capital Research and Management Company, the fund's investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors make investment decisions on an independent basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund's portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus: Barclays Capital U.S.
Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index); Credit Suisse
First Boston High Yield Bond Index, Lipper High Current Yield Bond Funds Average
and Lipper Corporate Debt Funds A Rated Average.

                      The Bond Fund of America -- Page 25

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF DECEMBER 31, 2008:

                                         NUMBER             NUMBER
                                        OF OTHER           OF OTHER            NUMBER
                                       REGISTERED           POOLED            OF OTHER
                                       INVESTMENT         INVESTMENT          ACCOUNTS
                                    COMPANIES (RICS)    VEHICLES (PIVS)      FOR WHICH
                                       FOR WHICH           FOR WHICH         PORTFOLIO
                                       PORTFOLIO           PORTFOLIO         COUNSELOR
                     DOLLAR RANGE      COUNSELOR           COUNSELOR        IS A MANAGER
                       OF FUND        IS A MANAGER       IS A MANAGER        (ASSETS OF
     PORTFOLIO          SHARES      (ASSETS OF RICS     (ASSETS OF PIVS    OTHER ACCOUNTS
     COUNSELOR         OWNED/1/     IN BILLIONS)/2/     IN BILLIONS)/3/   IN BILLIONS)/4/
--------------------------------------------------------------------------------------------

 Abner D.             $500,001 -      3       $139.0         None               None
 Goldstine            $1,000,000
--------------------------------------------------------------------------------------------
 David C. Barclay     $500,001 -      4       $148.7      2       $0.25     17       $5.54
                      $1,000,000
--------------------------------------------------------------------------------------------
 Mark R. Macdonald    $500,001 -      4       $155.4         None               None
                      $1,000,000
--------------------------------------------------------------------------------------------
 John H. Smet         $100,001 -      7       $189.5         None            3       $2.06
                       $500,000
--------------------------------------------------------------------------------------------
 Mark H. Dalzell      $100,001 -      3       $ 81.9      2       $0.16    17/5/     $5.23
                       $500,000
--------------------------------------------------------------------------------------------
 Susan M. Tolson      $50,001 -       3       $ 90.9         None               None
                       $100,000
--------------------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
 $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.

3 Represents funds advised or sub-advised by Capital Research and Management
 Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
 Group International, Inc., an affiliate of Capital Research and Management
 Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount.

4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
5 The advisory fee of two of these accounts (representing $0.24 billion in total assets) is based partially on their investment results.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until October 31, 2009, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority (as defined in the 1940 Act) of the

                      The Bond Fund of America -- Page 26

outstanding voting securities of the fund, and (b) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the
Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment
(as defined in the 1940 Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to independent directors; association dues;
costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.

The management fee is based on the following annualized rates and average daily net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

          0.30%               $             0            $    60,000,000
------------------------------------------------------------------------------
          0.21                     60,000,000              1,000,000,000
------------------------------------------------------------------------------
          0.18                  1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
          0.16                  3,000,000,000              6,000,000,000
------------------------------------------------------------------------------
          0.15                  6,000,000,000             10,000,000,000
------------------------------------------------------------------------------
          0.14                 10,000,000,000             16,000,000,000
------------------------------------------------------------------------------
          0.13                 16,000,000,000             20,000,000,000
------------------------------------------------------------------------------
          0.12                 20,000,000,000             28,000,000,000
------------------------------------------------------------------------------
         0.115                 28,000,000,000             36,000,000,000
------------------------------------------------------------------------------
          0.11                 36,000,000,000
------------------------------------------------------------------------------

                      The Bond Fund of America -- Page 27

The agreement also provides for fees based on monthly gross investment income at the following annualized rates:

                        Monthly gross investment income

            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------

            2.25%                    $         0                $ 8,333,333
-----------------------------------------------------------------------------------
            2.00                       8,333,333                 41,666,667
-----------------------------------------------------------------------------------
            1.75                      41,666,667
-----------------------------------------------------------------------------------

The investment adviser has agreed to reduce the fee payable to it under the agreement by (a) the amount by which the ordinary operating expenses of the fund for any fiscal year of the fund, excluding interest, taxes and extraordinary expenses such as litigation, exceed the greater of (i) 1% of the average month-end net assets of the fund for such fiscal year or (ii) 10% of the fund's gross investment income, and (b) any additional amount necessary to assure that such ordinary operating expenses of the fund in any year after such reduction do not exceed the lesser of (i) 1-1/2% of the first $30 million of average month-end net assets of the fund, plus 1% of the average month-end net assets in excess thereof, or (ii) 25% of the fund's gross investment income. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding these limits, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.

For the fiscal years ended December 31, 2008, 2007 and 2006, the investment adviser was entitled to receive from the fund management fees of $90,043,000,
$79,099,000 and $62,421,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of $81,039,000 (a reduction of $9,004,000), $71,056,000 (a reduction of
$8,043,000) and $56,179,000 (a reduction of $6,242,000) for the fiscal years ended December 31, 2008, 2007 and 2006, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. From April 1, 2005 through December 31, 2008, this waiver increased to 10% of the management fees that the investment adviser was otherwise entitled to receive. The waiver was discontinued effective January
1, 2009.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until October
31, 2009, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of directors who are not parties to the
Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent directors. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

                      The Bond Fund of America -- Page 28

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares, and Class R and 529 shares. The investment adviser may contract with third parties, including American Funds Service Company,/(R)/ the fund's
Transfer Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties providing such services.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for Class C, F, R (excluding
Class R-5 and R-6 shares) and 529 shares for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser does not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 and R-6 shares, the administrative services fee is calculated at the annual rate of up to 0.10% and
0.05%, respectively, of the average daily net assets of such class. The administrative services fee includes compensation for transfer agent and shareholder services provided to the fund's Class C, F, R and 529 shares. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder
Services Agreement between the fund and American Funds Service Company. A portion of the fees paid to American Funds Service Company for transfer agent services is also paid directly from the relevant share class.

During the 2008 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                               ADMINISTRATIVE SERVICES FEE
--------------------------------------------------------------------------------

                CLASS C                                $4,145,000
--------------------------------------------------------------------------------
               CLASS F-1                                3,700,000
--------------------------------------------------------------------------------
               CLASS F-2                                   32,000
--------------------------------------------------------------------------------
              CLASS 529-A                                 629,000
--------------------------------------------------------------------------------
              CLASS 529-B                                 101,000
--------------------------------------------------------------------------------
              CLASS 529-C                                 321,000
--------------------------------------------------------------------------------
              CLASS 529-E                                  32,000
--------------------------------------------------------------------------------
             CLASS 529-F-1                                 28,000
--------------------------------------------------------------------------------
               CLASS R-1                                  152,000
--------------------------------------------------------------------------------
               CLASS R-2                                3,393,000
--------------------------------------------------------------------------------
               CLASS R-3                                2,127,000
--------------------------------------------------------------------------------
               CLASS R-4                                1,123,000
--------------------------------------------------------------------------------
               CLASS R-5                                  703,000
--------------------------------------------------------------------------------

                      The Bond Fund of America -- Page 29

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds
Distributors,/(R)/ Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333
South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA
92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing
Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues relating to sales of the fund's shares, as follows:

     .    For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal
          Underwriter to investment dealers.

     .    For Class B and 529-B shares, the Principal Underwriter sells its rights to the 0.75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensates investment dealers for sales of Class B and 529-B shares out of the proceeds of this sale and keeps any amounts remaining after this compensation is paid.

     .    For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class
B, 529-B, C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to qualified dealers and advisers in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-3 and R-4 shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                 COMMISSIONS,        ALLOWANCE OR
                                                                    REVENUE          COMPENSATION
                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------

                 CLASS A                          2008            $17,191,000         $65,427,000
                                                  2007             21,447,000          82,699,000
                                                  2006             17,277,000          66,722,000
-----------------------------------------------------------------------------------------------------
                 CLASS B                          2008                600,000           4,740,000
                                                  2007                797,000           5,367,000
                                                  2006                739,000           4,925,000
-----------------------------------------------------------------------------------------------------
                 CLASS C                          2008                     --           5,776,000
                                                  2007                     --           8,656,000
                                                  2006                     --           5,761,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2008                652,000           2,482,000
                                                  2007                752,000           2,879,000
                                                  2006                643,000           2,452,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2008                 33,000             260,000
                                                  2007                 42,000             282,000
                                                  2006                 44,000             287,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-C                        2008                     --             671,000
                                                  2007                     --             746,000
                                                  2006                     --             479,000
-----------------------------------------------------------------------------------------------------

                      The Bond Fund of America -- Page 30

Plans of distribution -- The fund has adopted plans of distribution (the
"Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of directors has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, Class R-5 or Class R-6, no 12b-1 fees are paid from Class F-2, Class R-5 or Class R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the fund." Further information regarding the amounts available under each Plan is in the "Plans of Distribution" section of the prospectus.

Following is a brief description of the Plans:

     CLASS A AND 529-A -- For Class A and 529-A shares, up to 0.25% of the fund's average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan

                      The Bond Fund of America -- Page 31

     may be paid to the Principal Underwriter for distribution-related expenses.
     The fund may annually expend up to 0.25% for Class A shares and up to 0.50%
     for Class 529-A shares under the applicable Plan.

     Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these "no load" purchases (which are described in further detail under the "Sales
     Charges" section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal
     Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After five quarters, these commissions are not recoverable. As of December 31, 2008, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $4,453,000 or 0.02% of Class A net assets.

     CLASS B AND 529-B -- The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to 0.25% of the fund's average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

     OTHER SHARE CLASSES (CLASS C, 529-C, F-1, 529-F-1, 529-E, R-1, R-2, R-3 AND
     R-4) -- The Plans for each of the other share classes that have adopted
     Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund's average daily net assets attributable to such shares:

                                             SERVICE                     TOTAL
                                             RELATED   DISTRIBUTION   ALLOWABLE
                                            PAYMENTS/1/  RELATED        UNDER
                    SHARE CLASS                        PAYMENTS/1/   THE PLANS/2/
----------------------------------------------------------------------------------

          Class C                              0.25%       0.75%         1.00%
         --------------------------------------------------------------------------
          Class 529-C                          0.25        0.75          1.00
         --------------------------------------------------------------------------
          Class F-1                            0.25          --          0.50
         --------------------------------------------------------------------------
          Class 529-F-1                        0.25          --          0.50
         --------------------------------------------------------------------------
          Class 529-E                          0.25        0.25          0.75
         --------------------------------------------------------------------------
          Class R-1                            0.25        0.75          1.00
         --------------------------------------------------------------------------
          Class R-2                            0.25        0.50          1.00
         --------------------------------------------------------------------------
          Class R-3                            0.25        0.25          0.75
         --------------------------------------------------------------------------
          Class R-4                            0.25          --          0.50
----------------------------------------------------------------------------------

     1Amounts in these columns represent the amounts approved by the board of directors under the applicable Plan.
     2The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of directors.

                      The Bond Fund of America -- Page 32

During the 2008 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                                                      12B-1 UNPAID LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------

        CLASS A                 $61,314,000                 $3,841,000
------------------------------------------------------------------------------
        CLASS B                  14,378,000                  1,031,000
------------------------------------------------------------------------------
        CLASS C                  25,500,000                  1,916,000
------------------------------------------------------------------------------
       CLASS F-1                  7,441,000                    753,000
------------------------------------------------------------------------------
      CLASS 529-A                 1,158,000                    114,000
------------------------------------------------------------------------------
      CLASS 529-B                   766,000                     63,000
------------------------------------------------------------------------------
      CLASS 529-C                 2,635,000                    229,000
------------------------------------------------------------------------------
      CLASS 529-E                   145,000                     12,000
------------------------------------------------------------------------------
     CLASS 529-F-1                        0                          0
------------------------------------------------------------------------------
       CLASS R-1                    838,000                     98,000
------------------------------------------------------------------------------
       CLASS R-2                  4,994,000                    395,000
------------------------------------------------------------------------------
       CLASS R-3                  5,083,000                    472,000
------------------------------------------------------------------------------
       CLASS R-4                  1,900,000                    155,000
------------------------------------------------------------------------------

Approval of the Plans -- As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of directors and separately by a majority of the independent directors of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent directors of the fund are committed to the discretion of the independent directors during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of directors and the Plans must be renewed annually by the board of directors.

FEE TO VIRGINIA COLLEGE SAVINGS PLAN -- With respect to Class 529 Shares, as compensation for its oversight and administration, Virginia College Savings Plan receives a quarterly fee accrued daily and calculated at the annual rate of
0.10% on the first $30 billion of the net assets invested in Class 529 Shares of the American Funds, 0.09% on net assets between $30 billion and $60 billion,
0.08% on net assets between $60 billion and $90 billion, 0.07% on net assets between $90 billion and $120 billion, and 0.06% on net assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 Shares of the
American Funds for the last month of the prior calendar quarter.

                      The Bond Fund of America -- Page 33

OTHER COMPENSATION TO DEALERS -- As of October 2008, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     AIG Advisors Group
          Advantage Capital Corporation
          AIG Financial Advisors, Inc.
          American General Securities Incorporated
          FSC Securities Corporation
          Royal Alliance Associates, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK / Janney Montgomery Group
          Hornor, Townsend & Kent, Inc.
          Janney Montgomery Scott LLC
     ING Advisors Network Inc.
          Bancnorth Investment Group, Inc.
          Financial Network Investment Corporation
          Guaranty Brokerage Services, Inc.
          ING Financial Partners, Inc.
          Multi-Financial Securities Corporation
          Primevest Financial Services, Inc.
     Intersecurities / Transamerica
          InterSecurities, Inc.
          Transamerica Financial Advisors, Inc.
     JJB Hilliard/PNC Bank
          J.J.B. Hilliard, W.L. Lyons, Inc.
          PNC Bank, National Association
          PNC Investments LLC
     Lincoln Financial Advisors Corporation
     LPL Group
          Associated Securities Corp.
          LPL Financial Corporation
          Mutual Service Corporation
          Uvest Investment Services
          Waterstone Financial Group, Inc.
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises
          Metlife Securities Inc.
          New England Securities
          Tower Square Securities
          Walnut Street Securities, Inc.
     MML Investors Services, Inc.

                      The Bond Fund of America -- Page 34

     Morgan Keegan & Company, Inc.
     Morgan Stanley & Co., Incorporated
     National Planning Holdings Inc.
          Invest Financial Corporation
          Investment Centers of America, Inc.
          National Planning Corporation
          SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Park Avenue Securities LLC
     Princor Financial Services Corporation
     Raymond James Group
          Raymond James & Associates, Inc.
          Raymond James Financial Services Inc.
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Incorporated
     Securian / C.R.I.
          CRI Securities, LLC
          Securian Financial Services, Inc.
     Smith Barney
          Legg Mason
          Primerica Financial Services
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     Wachovia Group
          A. G. Edwards, a Division of Wachovia Securities, LLC
          First Clearing LLC
          Wachovia Securities Financial Network, LLC
          Wachovia Securities Investment Services Group
          Wachovia Securities Latin American Channel
          Wachovia Securities Private Client Group
     Wells Fargo Investments, LLC

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. These factors include the size and type of

                      The Bond Fund of America -- Page 35

transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934.
Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of

                      The Bond Fund of America -- Page 36

commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended
December 31, 2008, 2007 and 2006 amounted to $24,000, $29,000 and $48,000, respectively.

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions

                      The Bond Fund of America -- Page 37

during the fund's most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.

At the end of the fund's most recent fiscal year, the fund's regular broker-dealers included Citigroup Global Markets Inc., Goldman Sachs & Co., J.P.
Morgan Securities Inc., Lehman Brothers Inc., Merrill Lynch, Pierce, Fenner &
Smith, Inc. and Morgan Stanley. As of the fund's most recent fiscal year-end, the fund held debt securities of Citigroup Inc. in the amount of $42,799,000,
Goldman Sachs Group, Inc. in the amount of $37,411,000, JPMorgan Chase & Co. in the amount of $55,285,000, Lehman Brothers Holdings, Inc. in the amount of
$13,874,000, Merrill Lynch, Pierce, Fenner & Smith, Inc. in the amount of
$10,478,000 and Morgan Stanley in the amount of $23,070,000, and equity securities of JPMorgan Chase & Co. in the amount of $115,279,000 and Citigroup
Inc. in the amount of $63,191,000.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's board of directors and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The fund's custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the "Code of Ethics" section in this statement of additional information and the Code of Ethics. Third party service providers of the fund, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons will be bound by agreements (including confidentiality agreements)
or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives

                      The Bond Fund of America -- Page 38

compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund's investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website
(other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund's share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr.
Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day;
Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class

                      The Bond Fund of America -- Page 39

are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from one or more independent pricing vendors, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing vendors base bond prices on, among other things, valuation matrices which may incorporate dealer-supplied valuations, electronic data processing techniques and an evaluation of the yield curve as of approximately 3 p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to calculation of the fund's net asset value.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of currencies other than U.S.
dollars are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuators and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions,

                      The Bond Fund of America -- Page 40

significant events occurring after the close of trading in the security and changes in overall market conditions.

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net

                      The Bond Fund of America -- Page 41

investment income) for the calendar year, (b) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and (c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (a)
amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

Distributions of investment company taxable income and net realized capital gains to  shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently.

     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the

                      The Bond Fund of America -- Page 42

     stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     Dividends from domestic corporations may comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations.
     Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the fund from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

                      The Bond Fund of America -- Page 43

     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income.
     All or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on
     Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder other than a corporation meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of 15%.

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as
     "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder

                      The Bond Fund of America -- Page 44

subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the
Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                      The Bond Fund of America -- Page 45

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F-1 SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR
529-F-1 SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE APPLICABLE
PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY
RELATING TO THESE ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE
RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR
INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- Using the American FundsLine. Please see the "Shareholder
     account services and privileges" section of this statement of additional information for more information regarding this service.

     BY INTERNET -- Using americanfunds.com. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

                      The Bond Fund of America -- Page 46

           Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

OTHER PURCHASE INFORMATION -- The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's board.

Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. Class R-5 shares are also available to clients of the
Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts. In addition, the
American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates.

Beginning May 1, 2009, cash investments received without investment instructions will be invested in Class A shares of the American Funds Money Market Fund
(rather than The Cash Management Trust of America) pursuant to the policies described in the "Purchase and exchange of shares" section of the prospectus.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .    Employer-sponsored CollegeAmerica accounts.

                      The Bond Fund of America -- Page 47

The following account types may be established without meeting the initial purchase minimum:

     .    Retirement accounts that are funded with employer contributions; and

     .    Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts' purchase orders for fund shares, such accounts are not required to meet the fund's minimum amount for subsequent purchases.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management
Trust of America or American Funds Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of The Cash Management Trust of America or
American Funds Money Market Fund to Class C shares of Intermediate Bond Fund of
America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund of
America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of
Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" in this statement of additional information. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES
AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" in this statement of additional information).

                      The Bond Fund of America -- Page 48

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     If you wish to "move" your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

     EXCHANGING CLASS B SHARES FOR CLASS A SHARES -- If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a
     Class A sales charge. If, however, you exchange your Class B shares for
     Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS A SHARES -- If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

     EXCHANGING CLASS F SHARES FOR CLASS A SHARES -- You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following requirements are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c)
     you notify American Funds Service Company of your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class
     F shares to receive the Class A shares without paying an initial Class A sales charge.

     EXCHANGING CLASS A SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be

                      The Bond Fund of America -- Page 49

     held in the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

     EXCHANGING CLASS A SHARES FOR CLASS R SHARES -- Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

     EXCHANGING CLASS F-1 SHARES FOR CLASS F-2 SHARES -- If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

     MOVING BETWEEN OTHER SHARE CLASSES -- If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service
     Company at 800/421-0180 for more information.

     NON-REPORTABLE TRANSACTIONS -- Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by
     American Funds Service Company and processed as a single transaction.

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     A 403(b) plan may not invest in Class A, B or C shares on or after January
     1, 2009, unless such plan was invested in Class A, B or C shares prior to that date.

     Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes prior to January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes prior to January 1,
     2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009 are treated as accounts of an employer-sponsored plan for sales charge purposes.

     PURCHASES BY SEP PLANS AND SIMPLE IRA PLANS

     Participant accounts in a Simplified Employee Pension (SEP) plan or a
     Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE
     IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
     Distributors, Inc. In the case where the employer adopts any other plan
     (including, but not limited to, an IRS model agreement), each participant's account in

                      The Bond Fund of America -- Page 50

     the plan will be aggregated with the participant's own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE IRA plan with a certain method of aggregating participant accounts as of November
     15, 2004 may continue with that method so long as the employer has not modified the plan document since that date.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the spouses, children or parents of the Eligible
          Persons are listed in the account registration with the
          parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

                      The Bond Fund of America -- Page 51

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

     TRANSFERS TO COLLEGEAMERICA -- A transfer from the Virginia Prepaid
     Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a
     CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and
0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but

                      The Bond Fund of America -- Page 52

less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding money market funds) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new
     Statement will be established.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to

                      The Bond Fund of America -- Page 53

     pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate. In addition, effective May 1, 2009, the
     Statements for these plans will expire if they have not been met by next anniversary of the establishment of such Statement. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA,
          single-participant Keogh-type plan, or a participant account of a
          403(b) plan that is treated as an individual-type plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information);

     .    SEP plans and SIMPLE IRA plans established after November 15, 2004 by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    529 accounts, which will be aggregated at the account owner level
          (Class 529-E accounts may only be aggregated with an eligible employer plan).

                      The Bond Fund of America -- Page 54

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

     .    for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

     .
          for a SEP or SIMPLE IRA plan established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
          Distributors, Inc.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as holdings in Endowments and applicable holdings in the American Funds Target Date Retirement Series. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March
     31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments and applicable holdings in the American Funds Target Date
     Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds money market funds are excluded. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") or (b) the amount you invested

                      The Bond Fund of America -- Page 55

     (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your
     American Funds investment) of your individual holdings in various American
     Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

     You may not purchase Class B or 529-B shares if your combined American
     Funds and applicable American Legacy holdings cause you to be eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate. In addition, you may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or
     529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

     If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American
     Legacy accounts.

     RIGHT OF REINVESTMENT -- As described in the prospectus, certain transactions may be eligible for investment without a sales charge pursuant to the fund's right of reinvestment policy. Recent legislation suspended required minimum distributions from individual retirement accounts and employer-sponsored retirement plan accounts for the 2009 tax year. Given this suspension, proceeds from an automatic withdrawal plan to satisfy a required minimum distribution may be invested without a sales charge for the 2009 tax year, or any subsequent period, to the extent such legislation is extended. This policy is subject to any restrictions regarding the investment of proceeds from a required minimum distribution that may be established by the transfer agent.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without

                      The Bond Fund of America -- Page 56

incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through an automatic withdrawal plan ("AWP") (see
          "Automatic withdrawals" under "Shareholder account services and privileges" in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.
          Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made.
          Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such

                      The Bond Fund of America -- Page 57

request must be signed by the registered shareholders. To contact American Funds
Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial
Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

                      The Bond Fund of America -- Page 58

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American
Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.
However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

                      The Bond Fund of America -- Page 59

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) of American Funds money market funds upon meeting the fund's initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The fund's articles of incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per

                      The Bond Fund of America -- Page 60

share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of directors of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund's articles of incorporation permit payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund's board of directors. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.
Certificates are not available for the 529 or R share classes.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as
Custodian. If the fund holds securities of issuers outside the U.S., the
Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company was paid a fee of $31,795,000 for Class A shares and $1,742,000 for
Class B shares for the 2008 fiscal year. American Funds Service Company is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital Research and
Management Company and from the relevant share class, as described under
"Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte &
Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the

                      The Bond Fund of America -- Page 61

fund's independent registered public accounting firm is reviewed and determined annually by the board of directors.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South
Flower Street, Los Angeles, CA 90071, serves as independent legal counsel
("counsel") for the fund and for independent directors in their capacities as such. Certain legal matters in connection with certain capital shares offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky &
Walker LLP and DLA Piper US LLP, Baltimore, Maryland. A determination with respect to the independence of the fund's counsel will be made at least annually by the independent directors of the fund, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on December 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated prospectuses and other reports in paper form by mail.

Prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against the
Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, a
FINRA Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. On April 30, 2008, FINRA's National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel.

                      The Bond Fund of America -- Page 62

The Principal Underwriter has appealed this decision to the Securities and
Exchange Commission.

The investment adviser and Principal Underwriter believe that the likelihood that this matter could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- DECEMBER 31, 2008

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $10.76
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $11.18

OTHER INFORMATION -- The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The financial statements, including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report, are included in this statement of additional information. The following information on fund numbers is not included in the annual report:

                      The Bond Fund of America -- Page 63

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                               FUND NUMBERS
                              -------------------------------------------------
FUND                          CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . .     002      202      302       402         602
American Balanced Fund/(R)/     011      211      311       411         611
American Mutual Fund/(R)/ .     003      203      303       403         603
Capital Income Builder/(R)/     012      212      312       412         612
Capital World Growth and
Income Fund/SM/ . . . . . .     033      233      333       433         633
EuroPacific Growth Fund/(R)/    016      216      316       416         616
Fundamental Investors/SM/ .     010      210      310       410         610
The Growth Fund of
America/(R)/. . . . . . . .     005      205      305       405         605
The Income Fund of
America/(R)/. . . . . . . .     006      206      306       406         606
International Growth and
Income Fund/SM/ . . . . . .     034      234      334       434         634
The Investment Company of
America/(R)/. . . . . . . .     004      204      304       404         604
The New Economy Fund/(R)/ .     014      214      314       414         614
New Perspective Fund/(R)/ .     007      207      307       407         607
New World Fund/(R)/ . . . .     036      236      336       436         636
SMALLCAP World Fund/(R)/  .     035      235      335       435         635
Washington Mutual Investors
Fund/SM/  . . . . . . . . .     001      201      301       401         601
BOND FUNDS
American High-Income
Municipal Bond Fund/(R)/  .     040      240      340       440         640
American High-Income
Trust/SM/ . . . . . . . . .     021      221      321       421         621
The Bond Fund of America/SM/    008      208      308       408         608
Capital World Bond Fund/(R)/    031      231      331       431         631
Intermediate Bond Fund of
America/SM/ . . . . . . . .     023      223      323       423         623
Limited Term Tax-Exempt Bond
Fund of America/SM/ . . . .     043      243      343       443         643
Short-Term Bond Fund of
America/SM/ . . . . . . . .     048      248      348       448         648
The Tax-Exempt Bond Fund of
America/(R)/. . . . . . . .     019      219      319       419         619
The Tax-Exempt Fund of
California/(R)/*. . . . . .     020      220      320       420         620
The Tax-Exempt Fund of
Maryland/(R)/*. . . . . . .     024      224      324       424         624
The Tax-Exempt Fund of
Virginia/(R)/*. . . . . . .     025      225      325       425         625
U.S. Government Securities
Fund/SM/. . . . . . . . . .     022      222      322       422         622
MONEY MARKET FUNDS
American Funds Money Market
Fund/SM/  . . . . . . . . .     059      259      359       459         659
The Cash Management Trust of
America/(R)/. . . . . . . .     009      209      309       409         609
The Tax-Exempt Money Fund of
America/SM/ . . . . . . . .     039      N/A      N/A       N/A         N/A
The U.S. Treasury Money Fund
of America/SM/  . . . . . .     049      N/A      N/A       N/A         N/A
___________
*Qualified for sale only in certain jurisdictions.

                      The Bond Fund of America -- Page 64

                                                 FUND NUMBERS
                                 ----------------------------------------------
                                  CLASS    CLASS    CLASS    CLASS     CLASS
FUND                              529-A    529-B    529-C    529-E    529-F-1
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . .    1002     1202     1302     1502       1402
American Balanced Fund . . . .    1011     1211     1311     1511       1411
American Mutual Fund . . . . .    1003     1203     1303     1503       1403
Capital Income Builder . . . .    1012     1212     1312     1512       1412
Capital World Growth and Income
Fund . . . . . . . . . . . . .    1033     1233     1333     1533       1433
EuroPacific Growth Fund  . . .    1016     1216     1316     1516       1416
Fundamental Investors  . . . .    1010     1210     1310     1510       1410
The Growth Fund of America . .    1005     1205     1305     1505       1405
The Income Fund of America . .    1006     1206     1306     1506       1406
International Growth and Income
Fund . . . . . . . . . . . . .    1034     1234     1334     1534       1434
The Investment Company of
America. . . . . . . . . . . .    1004     1204     1304     1504       1404
The New Economy Fund . . . . .    1014     1214     1314     1514       1414
New Perspective Fund . . . . .    1007     1207     1307     1507       1407
New World Fund . . . . . . . .    1036     1236     1336     1536       1436
SMALLCAP World Fund  . . . . .    1035     1235     1335     1535       1435
Washington Mutual Investors
Fund . . . . . . . . . . . . .    1001     1201     1301     1501       1401
BOND FUNDS
American High-Income Trust . .    1021     1221     1321     1521       1421
The Bond Fund of America . . .    1008     1208     1308     1508       1408
Capital World Bond Fund  . . .    1031     1231     1331     1531       1431
Intermediate Bond Fund of
America. . . . . . . . . . . .    1023     1223     1323     1523       1423
Short-Term Bond Fund of America   1048     1248     1348     1548       1448
U.S. Government Securities Fund   1022     1222     1322     1522       1422
MONEY MARKET FUND
American Funds Money Market
Fund . . . . . . . . . . . . .    1059     1259     1359     1559       1459
The Cash Management Trust of
America. . . . . . . . . . . .    1009     1209     1309     1509       1409

                      The Bond Fund of America -- Page 65

                                               FUND NUMBERS
                                     ------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                  R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . .   2102   2202   2302   2402   2502    2602
American Balanced Fund . . . . . .   2111   2211   2311   2411   2511    2611
American Mutual Fund . . . . . . .   2103   2203   2303   2403   2503    2603
Capital Income Builder . . . . . .   2112   2212   2312   2412   2512    2612
Capital World Growth and Income
Fund . . . . . . . . . . . . . . .   2133   2233   2333   2433   2533    2633
EuroPacific Growth Fund  . . . . .   2116   2216   2316   2416   2516    2616
Fundamental Investors  . . . . . .   2110   2210   2310   2410   2510    2610
The Growth Fund of America . . . .   2105   2205   2305   2405   2505    2605
The Income Fund of America . . . .   2106   2206   2306   2406   2506    2606
International Growth and Income
Fund . . . . . . . . . . . . . . .   2134   2234   2334   2434   2534    2634
The Investment Company of America    2104   2204   2304   2404   2504    2604
The New Economy Fund . . . . . . .   2114   2214   2314   2414   2514    2614
New Perspective Fund . . . . . . .   2107   2207   2307   2407   2507    2607
New World Fund . . . . . . . . . .   2136   2236   2336   2436   2536    2636
SMALLCAP World Fund  . . . . . . .   2135   2235   2335   2435   2535    2635
Washington Mutual Investors Fund .   2101   2201   2301   2401   2501    2601
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . .    N/A    N/A    N/A    N/A   2540     N/A
American High-Income Trust . . . .   2121   2221   2321   2421   2521    2621
The Bond Fund of America . . . . .   2108   2208   2308   2408   2508    2608
Capital World Bond Fund  . . . . .   2131   2231   2331   2431   2531    2631
Intermediate Bond Fund of America    2123   2223   2323   2423   2523    2623
Limited Term Tax-Exempt Bond Fund
of America . . . . . . . . . . . .    N/A    N/A    N/A    N/A   2543     N/A
Short-Term Bond Fund of America. .   2148   2248   2348   2448   2548    2648
The Tax-Exempt Bond Fund of America   N/A    N/A    N/A    N/A   2519     N/A
The Tax-Exempt Fund of California*    N/A    N/A    N/A    N/A   2520     N/A
The Tax-Exempt Fund of Maryland* .    N/A    N/A    N/A    N/A   2524     N/A
The Tax-Exempt Fund of Virginia* .    N/A    N/A    N/A    N/A   2525     N/A
U.S. Government Securities Fund  .   2122   2222   2322   2422   2522    2622
MONEY MARKET FUNDS
American Funds Money Market Fund .   2159   2259   2359   2459   2559    2659
The Cash Management Trust of
America. . . . . . . . . . . . . .   2109   2209   2309   2409   2509     N/A
The Tax-Exempt Money Fund of
America  . . . . . . . . . . . . .    N/A    N/A    N/A    N/A   2539     N/A
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . .   2149   2249   2349   2449   2549     N/A
___________
*Qualified for sale only in certain
jurisdictions.

                      The Bond Fund of America -- Page 66

                                           FUND NUMBERS
                            ---------------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                        CLASS A   R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES/(R)/
American Funds 2050 Target
Date Retirement Fund/(R)/     069    2169   2269   2369   2469   2569    2669
American Funds 2045 Target
Date Retirement Fund/(R)/     068    2168   2268   2368   2468   2568    2668
American Funds 2040 Target
Date Retirement Fund/(R)/     067    2167   2267   2367   2467   2567    2667
American Funds 2035 Target
Date Retirement Fund/(R)/     066    2166   2266   2366   2466   2566    2666
American Funds 2030 Target
Date Retirement Fund/(R)/     065    2165   2265   2365   2465   2565    2665
American Funds 2025 Target
Date Retirement Fund/(R)/     064    2164   2264   2364   2464   2564    2664
American Funds 2020 Target
Date Retirement Fund/(R)/     063    2163   2263   2363   2463   2563    2663
American Funds 2015 Target
Date Retirement Fund/(R)/     062    2162   2262   2362   2462   2562    2662
American Funds 2010 Target
Date Retirement Fund/(R)/     061    2161   2261   2361   2461   2561    2661

                      The Bond Fund of America -- Page 67

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                      The Bond Fund of America -- Page 68

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                      The Bond Fund of America -- Page 69

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                      The Bond Fund of America -- Page 70

...

[logo – American Funds®]

Bond Fund of AmericaSM
Investment portfolio

December 31, 2008

Bonds & notes — 91.17%	Principal amount (000)	Value (000)

CORPORATE BONDS & NOTES — 36.67%
FINANCIALS — 12.77%
Banks — 3.86%
Santander Issuances, SA Unipersonal 1.885% 2016[1,2]	$21,500	$15,657
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	76,100	68,501
Abbey National PLC 7.95% 2029	23,255	20,303
Santander Perpetual, SA Unipersonal 6.671% (undated)[1,2]	16,000	10,191
Abbey National PLC 7.50% (undated)[1]	£3,270	3,957
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€2,155	2,856
UniCredito Italiano SpA 5.584% 2017[1,2]	$60,690	53,104
UniCredito Italiano SpA 6.00% 2017[2]	67,825	56,645
HVB Funding Trust I 8.741% 2031[2]	5,555	1,608
HVB Funding Trust III 9.00% 2031[2]	8,506	2,462
Household Finance Corp. 6.75% 2011	23,750	23,660
HSBC Finance Corp. 2.346% 2012[1]	20,000	15,228
HSBC Finance Corp. 4.853% 2012[1]	15,000	11,550
HSBC Finance Corp. 5.00% 2015	27,195	24,172
HSBC Holdings PLC 6.50% 2037	24,435	24,897
Midland Bank 2.063% Eurodollar note (undated)[1]	15,000	8,025
Sovereign Bancorp, Inc. 2.461% 2009[1]	20,700	20,112
Independence Community Bank Corp. 4.90% 2010	12,000	10,767
Sovereign Bancorp, Inc. 4.903% 2013[1]	6,500	4,638
Sovereign Bancorp, Inc. 8.75% 2018	75,350	69,228
Resona Bank, Ltd. 3.75% 2015[1]	€9,740	11,693
Resona Bank, Ltd. 5.85% (undated)[1,2]	$102,333	58,084
Fifth Third Bancorp 8.25% 2038	30,250	25,052
Fifth Third Capital Trust IV 6.50% 2067[1]	82,615	41,337
TuranAlem Finance BV 7.75% 2013[2]	11,000	4,455
TuranAlem Finance BV 8.00% 2014	12,460	5,171
TuranAlem Finance BV 8.00% 2014[2]	5,000	2,075
TuranAlem Finance BV 8.50% 2015[2]	23,335	10,151
TuranAlem Finance BV 8.50% 2015	11,310	4,920
TuranAlem Finance BV 8.25% 2037[2]	59,045	25,685
TuranAlem Finance BV, Series 8, 8.25% 2037	6,000	2,610
Royal Bank of Scotland PLC 9.625% 2015	£200	324
Royal Bank of Scotland Group PLC 4.70% 2018	$635	465
Royal Bank of Scotland PLC 5.00% (undated)[1]	£200	254
Royal Bank of Scotland Group PLC 6.99% (undated)[1,2]	$74,990	34,120
Royal Bank of Scotland Group PLC, Series U, 7.64% (undated)[1]	29,500	11,763
HBOS PLC 6.75% 2018[2]	47,850	42,183
HBOS PLC 6.00% 2033[2]	5,465	3,743
Wachovia Bank NA 4.80% 2014	3,750	3,497
Wachovia Bank NA 6.60% 2038	37,000	40,277
PNC Funding Corp. 3.62% 2014[1]	30,000	24,221
PNC Bank NA 6.875% 2018	5,200	5,542
PNC Funding Corp., Series II, 6.113% (undated)[1,2]	23,300	9,628
National City Preferred Capital Trust I 12.00% (undated)[1]	39,500	37,327
Standard Chartered Bank 6.40% 2017[2]	42,410	35,329
Standard Chartered Bank 5.375% (undated)[1]	£150	136
Société Générale 5.75% 2016[2]	$36,515	33,500
Development Bank of Singapore Ltd. 7.875% 2009[2]	20,000	20,365
DBS Bank Ltd. 5.16% 2021[1,2]	12,500	9,026
HSBK (Europe) BV 7.75% 2013	10,855	7,761
HSBK (Europe) BV 7.75% 2013[2]	305	218
HSBK (Europe) BV 7.25% 2017[2]	39,245	21,389
Kazkommerts International BV 7.00% 2009[2]	5,500	4,757
Kazkommerts International BV 8.50% 2013	5,000	2,925
Kazkommerts International BV 7.875% 2014[2]	9,200	5,106
Kazkommerts International BV 8.00% 2015[2]	15,500	7,362
Kazkommerts International BV 8.00% 2015	600	285
Kazkommerts International BV, Series 4, 7.50% 2016	10,000	3,800
SunTrust Banks, Inc. 7.25% 2018	21,200	22,322
Wells Fargo Bank, National Assn. 4.75% 2015	15,370	15,578
Wells Fargo & Co. 5.625% 2017	4,820	5,037
United Overseas Bank Ltd. 5.375% 2019[1,2]	22,250	18,673
Northern Rock PLC 5.60% (undated)[1,2]	13,815	5,319
Northern Rock PLC 6.594% (undated)[1,2]	27,465	10,574
UnionBanCal Corp. 5.25% 2013	2,000	1,705
Union Bank of California, NA 5.95% 2016	17,415	13,997
Silicon Valley Bank 5.70% 2012	18,000	15,638
Canadian Imperial Bank of Commerce 3.25% Eurodollar note 2085[1,3]	25,000	12,152
Skandinaviska Enskilda Banken AB 5.00% (undated)[1]	£265	339
Skandinaviska Enskilda Banken AB 7.50% (undated)[1]	$12,500	11,551
Korea Development Bank 5.30% 2013	12,135	11,213
BNP Paribas 5.125% 2015[2]	11,315	10,143
BNP Paribas 5.75% 2022	£415	594
AB Spintab 6.00% 2009	SKr73,000	9,360
Banco Santander-Chile 5.375% 2014[2]	$9,035	8,354
Sumitomo Mitsui Banking Corp. 8.00% 2012	3,500	3,596
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	5,970	4,427
Chohung Bank 4.50% 2014[1,2]	8,000	6,918
Zions Bancorporation 5.50% 2015	9,625	6,816
Credit Agricole SA 6.637% (undated)[1,2]	12,220	5,804
Banco Mercantil del Norte, SA 6.135% 2016[1,2]	8,530	5,507
Bank of Nova Scotia 3.25% 2085[1]	10,000	4,693
Industrial Bank of Korea 4.00% 2014[1,2]	5,000	4,599
Lloyds Bank, Series 2, 2.375% (undated)[1]	8,000	4,090
Shinsei Bank, Ltd. 3.75% 2016[1]	€6,865	3,959
Shinsei Bank, Ltd. 5.625% (undated)[1]	£195	94
KeyBank NA 5.50% 2012	$3,750	3,499
Allied Irish Banks, PLC 5.625% 2030[1]	£250	245
Allied Irish Banks Ltd. 3.875% (undated)[1]	$7,000	2,999
Bergen Bank 3.25% (undated)[1]	5,000	2,600
National Bank of Canada 3.313% 2087[1]	5,000	2,338
Christiana Bank Og Kreditkasse 2.783% (undated)[1]	4,000	2,060
Norinchukin Finance (Cayman) Ltd. 5.625% 2016[1]	£205	268
Barclays Bank PLC 6.375% (undated)[1]	240	258
Commerzbank AG 6.625% 2019	70	93
Downey Financial Corp. 6.50% 2014	$10,720	50
		1,241,559

Diversified financials — 3.83%
Countrywide Home Loans, Inc., Series M, 4.125% 2009	$54,575	$53,944
Countrywide Home Loans, Inc., Series K, 5.625% 2009	10,375	10,331
Countrywide Financial Corp., Series A, 4.50% 2010	15,540	15,274
Countrywide Financial Corp. 6.25% 2010	$ A7,700	5,450
Bank of America Corp. 7.125% 2011	$1,750	1,768
Countrywide Financial Corp., Series B, 2.946% 2012[1]	30,000	25,950
Countrywide Financial Corp., Series B, 5.80% 2012	152,003	148,263
MBNA Corp., Series F, 7.50% 2012	1,800	1,854
MBNA Capital A, Series A, 8.278% 2026	7,500	6,238
MBNA Global Capital Funding, Series B, 3.993% 2027[1]	33,000	19,757
Bank of America Corp. 6.50% 2037	20,240	20,758
JPMorgan Chase & Co. 4.891% 2015[1]	55,000	55,285
JPMorgan Chase Bank NA 5.875% 2016	25,730	25,708
JPMorgan Chase Bank NA 6.00% 2017	22,580	22,814
JPMorgan Chase Capital XV, Series O, 5.875% 2035	2,242	1,740
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	7,088	6,550
JPMorgan Chase Capital XX, Series T, 6.55% 2066	22,275	18,883
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[1]	11,735	9,644
CIT Group Inc. 2.303% 2009[1]	1,732	1,691
CIT Group Inc. 6.875% 2009	15,000	14,405
CIT Group Inc. 4.25% 2010	33,000	30,261
CIT Group Inc. 3.796% 2011[1]	32,500	26,706
CIT Group Inc. 2.425% 2012[1]	6,080	4,775
CIT Group Inc. 7.625% 2012	18,275	15,440
CIT Group Inc. 7.75% 2012	2,455	1,943
CIT Group Inc. 5.40% 2013	21,140	15,979
CIT Group Inc. 5.125% 2014	2,700	1,929
CIT Group Inc. 5.65% 2017	4,089	2,847
CIT Group Inc. 12.00% 2018[2,3]	8,713	6,796
CIT Group Inc. 5.80% 2036	1,574	1,041
CIT Group Inc. 6.10% 2067[1]	36,265	11,211
Citigroup Inc. 4.125% 2010	26,000	25,628
Citigroup Inc. 6.50% 2013	17,000	17,171
Citigroup Capital XXI 8.30% 2077[1]	93,630	72,374
GMAC LLC 3.399% 2009[1]	500	478
General Motors Acceptance Corp. 5.85% 2009	8,790	8,733
General Motors Acceptance Corp. 7.50% 2013[2,3]	10,426	7,090
General Motors Acceptance Corp. 8.00% 2018[2,3]	9,577	4,645
General Motors Acceptance Corp. 7.25% 2011[2,3]	13,727	12,354
General Motors Acceptance Corp. 6.625% 2012[2,3]	1,899	1,519
General Motors Acceptance Corp. 6.875% 2012[2,3]	7,782	6,226
General Motors Acceptance Corp. 7.00% 2012[2,3]	20,383	16,510
General Motors Acceptance Corp. 4.403% 2014[1,2,3]	3,070	1,965
General Motors Acceptance Corp. 6.75% 2014[2,3]	1,535	1,121
Capital One Financial Corp. 2.469% 2009[1]	30,000	28,581
Capital One Financial Corp. 5.70% 2011	12,000	11,197
Capital One Financial Corp. 6.15% 2016	10,000	7,047
Capital One Capital III 7.686% 2036[1]	46,825	19,901
International Lease Finance Corp., Series O, 4.55% 2009	8,125	7,329
International Lease Finance Corp. 5.00% 2012	13,500	9,310
International Lease Finance Corp., Series R, 5.40% 2012	10,000	6,987
International Lease Finance Corp., Series R, 5.625% 2013	20,000	13,368
International Lease Finance Corp., Series R, 6.375% 2013	2,000	1,360
International Lease Finance Corp., Series R, 6.625% 2013	25,500	17,198
International Lease Finance Corp., Series R, 5.65% 2014	16,135	10,551
SLM Corp., Series A, 4.50% 2010	38,000	32,991
SLM Corp., Series A, 5.40% 2011	13,700	10,369
SLM Corp., Series A, 5.125% 2012	10,000	7,489
SLM Corp., Series A, 5.375% 2013	3,000	2,201
SLM Corp., Series A, 3.835% 2014[1]	6,900	4,662
ORIX Corp. 5.48% 2011	68,155	51,266
Goldman Sachs Group, Inc. 6.25% 2017	10,000	9,712
Goldman Sachs Group, Inc. 6.15% 2018	26,060	25,086
Goldman Sachs Group, Inc. 6.75% 2037	3,210	2,613
American Express Co. 6.15% 2017	19,715	19,038
American Express Co. 8.15% 2038	4,600	5,291
American Express Co. 6.80% 2066[1]	14,176	7,347
Charles Schwab Corp., Series A, 6.375% 2017	15,490	14,358
Schwab Capital Trust I 7.50% 2037[1]	28,820	14,437
Morgan Stanley Dean Witter & Co. 6.75% 2011	10,000	9,844
Morgan Stanley, Series F, 5.95% 2017	15,000	12,470
Morgan Stanley 10.09% 2017	BRL3,000	756
Lazard Group LLC 7.125% 2015	$29,385	18,682
Lazard Group LLC 6.85% 2017	1,775	1,132
Capmark Financial Group Inc. 3.038% 2010[1]	835	426
Capmark Financial Group Inc. 5.875% 2012	35,070	11,965
Capmark Financial Group Inc. 6.30% 2017	13,162	3,624
Lehman Brothers Holdings Inc. 5.00% 2010[4]	£235	29
Lehman Brothers Holdings Inc., Series I, 3.018% 2012[1,4]	$3,300	314
Lehman Brothers Holdings Inc., Series G, 4.80% 2014[4]	10,395	1,040
Lehman Brothers Holdings Inc., Series I, 6.20% 2014[4]	42,650	4,265
Lehman Brothers Holdings Inc., Series H, 5.50% 2016[4]	765	77
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[4]	81,508	8,151
iStar Financial, Inc. 5.375% 2010	7,000	3,221
iStar Financial, Inc. 6.00% 2010	3,805	1,599
iStar Financial, Inc., Series B, 5.125% 2011	4,320	1,513
iStar Financial, Inc. 6.50% 2013	10,120	3,038
iStar Financial, Inc. 8.625% 2013	5,000	1,551
iStar Financial, Inc., Series B, 5.70% 2014	1,300	403
iStar Financial, Inc. 6.05% 2015	4,152	1,226
ING Bank NV 5.50% 2012	€3,750	5,120
ING Groep NV 5.775% (undated)[1]	$15,500	6,646
Merrill Lynch & Co., Inc. 6.875% 2018	10,000	10,478
Northern Trust Corp. 5.50% 2013	5,450	5,602
Northern Trust Co. 5.85% 2017[5]	3,750	3,840
E*TRADE Financial Corp. 8.00% 2011	11,450	5,267
E*TRADE Financial Corp. 7.375% 2013	1,150	420
E*TRADE Financial Corp. 7.875% 2015	9,720	3,548
Bank of New York Mellon Corp., Series G, 4.95% 2012	3,500	3,557
Advanta Capital Trust I, Series B, 8.99% 2026	12,500	1,562
		1,232,104

Insurance — 3.20%
Metropolitan Life Global Funding I, 5.125% 2013[2]	18,310	17,076
MetLife, Inc. 5.50% 2014	5,224	4,825
MetLife, Inc. 5.00% 2015	2,000	1,876
MetLife Capital Trust IV 7.875% 2067[1,2]	22,600	14,207
MetLife Capital Trust X 9.25% 2068[1,2]	111,050	77,611
Liberty Mutual Group Inc. 6.50% 2035[2]	37,810	21,728
Liberty Mutual Group Inc. 7.50% 2036[2]	37,485	22,871
Liberty Mutual Group Inc., Series A, 7.80% 2087[2]	25,033	11,250
Liberty Mutual Group Inc., Series C, 10.75% 2088[1,2]	93,940	51,734
American General Finance Corp., Series J, 2.429% 2011[1]	30,000	11,522
American General Finance Corp., Series I, 5.85% 2013	27,500	10,453
American General Finance Corp., Series I, 5.40% 2015	20,000	7,480
American General Finance Corp., Series J, 6.50% 2017	1,750	722
American General Finance Corp., Series J, 6.90% 2017	61,625	26,703
American International Group, Inc., Series G, 5.85% 2018	4,100	2,752
American International Group, Inc. 5.00% 2023	£400	284
American International Group, Inc. 8.175% 2058[1,2]	$26,155	10,187
American International Group, Inc., Series A-1, 6.25% 2087[1]	4,190	1,569
Prudential Financial, Inc., Series D, 5.10% 2011	3,375	3,021
Prudential Holdings, LLC, Series C, 8.695% 2023[2,6]	57,035	55,076
Prudential Financial, Inc. 8.875% 2068[1]	20,000	12,938
Hartford Financial Services Group, Inc. 5.25% 2011	5,625	4,855
Hartford Financial Services Group, Inc. 4.625% 2013	2,000	1,520
Hartford Financial Services Group, Inc. 6.30% 2018	38,250	29,051
Glen Meadow Pass-Through Trust 6.505% 2067[1,2]	21,201	8,527
Hartford Financial Services Group, Inc. 8.125% 2068[1]	31,250	16,474
Lincoln National Corp. 5.65% 2012	20,745	17,109
Lincoln National Corp. 7.00% 2066[1]	90,738	38,152
Chubb Corp. 5.75% 2018	18,800	18,083
Chubb Corp. 6.50% 2038	19,850	19,010
Chubb Corp. 6.375% 2067[1]	25,595	15,896
ACE INA Holdings Inc. 5.875% 2014	18,775	17,497
ACE INA Holdings Inc. 5.70% 2017	4,000	3,592
ACE INA Holdings Inc. 5.80% 2018	7,000	6,311
ACE Capital Trust II 9.70% 2030	12,423	9,552
ACE INA Holdings Inc. 6.70% 2036	5,980	5,255
Monumental Global Funding 5.50% 2013[2]	18,760	17,715
Monumental Global Funding III 5.25% 2014[2]	23,000	22,069
AEGON NV 6.125% 2031	£1,730	1,854
CNA Financial Corp. 5.85% 2014	$11,500	8,413
CNA Financial Corp. 6.50% 2016	24,625	17,462
CNA Financial Corp. 7.25% 2023	24,145	15,101
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	17,500	17,243
Allstate Corp., Series B, 6.125% 2067[1]	32,665	18,998
Allstate Corp., Series A, 6.50% 2067[1]	7,710	4,345
New York Life Global Funding 5.25% 2012[2]	30,300	29,748
New York Life Global Funding 4.65% 2013[2]	9,170	8,870
ZFS Finance (USA) Trust II 6.45% 2065[1,2]	29,500	13,794
ZFS Finance (USA) Trust V 6.50% 2067[1,2]	60,175	24,702
Catlin Insurance Ltd. 7.249% (undated)[1,2]	88,800	35,357
Nationwide Financial Services, Inc. 6.75% 2067[1]	69,985	31,430
Nationwide Mutual Insurance 5.81% 2024[1,2,3]	19,085	9,459
Nationwide Mutual Insurance Co. 8.25% 2031[2]	15,675	9,923
Nationwide Mutual Insurance Co. 7.875% 2033[2]	5,480	3,238
Nationwide Mutual Insurance Co. 6.60% 2034[2]	2,000	1,002
Principal Life Insurance Co. 5.30% 2013	23,000	21,565
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	18,000	17,979
Principal Life Global Funding I 4.40% 2010[2]	16,600	16,295
AXA SA 6.463% (undated)[1,2]	35,000	15,310
Assurant, Inc. 5.625% 2014	19,420	14,774
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	15,000	14,012
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011[2]	10,000	10,508
MassMutual Global Funding II, Series 2002-1, 3.50% 2010[2]	10,000	9,759
Jackson National Life Global 5.375% 2013[2]	10,000	9,046
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	10,000	7,120
Genworth Financial, Inc. 6.15% 2066[1]	15,135	1,435
Loews Corp. 6.00% 2035	8,000	6,255
Berkshire Hathaway Finance Corp. 5.00% 2013	5,125	5,219
XL Capital Finance (Europe) PLC 6.50% 2012	6,455	4,035
Twin Reefs Asset Trust (XLFA), Series B, 2.825% 2079[1,2,4]	5,500	62
TIAA Global Markets 4.95% 2013[2]	3,275	3,249
UnumProvident Corp. 5.859% 2009	1,000	954
UnumProvident Finance Co. PLC 6.85% 2015[2]	1,425	1,167
Ambac Financial Group, Inc. 6.15% 2087[1]	17,800	1,781
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[1]	7,425	1,113
		1,029,130

Real estate — 1.64%
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[2]	44,950	36,398
Westfield Group 5.40% 2012[2]	50,000	38,376
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[2]	41,600	29,028
Westfield Group 5.70% 2016[2]	21,195	14,177
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017	£3,780	3,881
Westfield Group 7.125% 2018[2]	$58,000	41,207
Simon Property Group, LP 5.60% 2011	8,810	7,368
Simon Property Group, LP 5.00% 2012	16,000	12,650
Simon Property Group, LP 5.75% 2012	4,000	3,200
Simon Property Group, LP 5.75% 2015	8,250	5,396
Simon Property Group, LP 5.25% 2016	3,610	2,310
Simon Property Group, LP 6.10% 2016	4,750	3,039
Simon Property Group, LP 5.875% 2017	19,250	12,874
Simon Property Group, LP 6.125% 2018	36,075	24,415
Kimco Realty Corp., Series C, 4.82% 2011	7,500	6,420
Kimco Realty Corp. 6.00% 2012	17,500	13,549
Kimco Realty Corp., Series C, 4.82% 2014	12,000	8,551
Kimco Realty Corp., Series C, 4.904% 2015	3,000	1,851
Kimco Realty Corp., Series C, 5.783% 2016	19,500	12,389
Kimco Realty Corp. 5.70% 2017	33,450	21,063
PLD International Finance LLC 4.375% 2011	€5,400	3,606
ProLogis 5.625% 2015	$13,035	6,495
ProLogis 5.75% 2016	27,245	13,604
ProLogis 6.625% 2018	74,080	35,482
Hospitality Properties Trust 6.85% 2012	6,000	3,890
Hospitality Properties Trust 6.75% 2013	17,845	11,054
Hospitality Properties Trust 5.125% 2015	12,970	6,561
Hospitality Properties Trust 6.30% 2016	24,600	11,348
Hospitality Properties Trust 5.625% 2017	7,535	3,479
Hospitality Properties Trust 6.70% 2018	33,515	15,610
ERP Operating LP 4.75% 2009	2,225	2,186
ERP Operating LP 6.625% 2012	5,000	4,111
ERP Operating LP 5.25% 2014	2,000	1,338
ERP Operating LP 6.584% 2015	13,040	8,724
ERP Operating LP 5.75% 2017	7,865	5,437
ERP Operating LP 7.125% 2017	12,375	8,995
Developers Diversified Realty Corp. 3.875% 2009	19,500	19,061
Developers Diversified Realty Corp. 5.375% 2012	5,782	2,427
Developers Diversified Realty Corp. 5.50% 2015	19,500	8,200
Brandywine Operating Partnership, LP 5.75% 2012	27,110	20,339
Brandywine Operating Partnership, LP 5.40% 2014	3,000	1,860
Rouse Co. 3.625% 2009	5,200	2,184
Rouse Co. 7.20% 2012	17,475	6,029
Rouse Co. 5.375% 2013	7,250	2,320
Rouse Co. 6.75% 2013[2]	3,750	1,369
Post Apartment Homes, LP 7.70% 2010	1,400	1,240
Post Apartment Homes, LP 5.125% 2011	7,720	6,144
Realogy Corp., Letter of Credit, 5.05% 2013[1,6,7]	243	153
Realogy Corp., Term Loan B, 5.706% 2013[1,6,7]	866	548
Realogy Corp. 10.50% 2014	17,985	3,192
Realogy Corp. 11.75% 2014[8]	2,620	315
Realogy Corp. 12.375% 2015	2,700	378
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	4,109
Host Marriott, LP, Series M, 7.00% 2012	4,380	3,734
Host Hotels & Resorts, LP, Series S, 6.875% 2014	300	233
Federal Realty Investment Trust 4.50% 2011	3,500	2,944
Plum Creek Timberlands, LP 5.875% 2015	1,500	1,227
Agile Property Holdings Ltd. 9.00% 2013	780	430
		528,498

Automobiles & components — 0.24%
Ford Motor Credit Co. 3.225% 2009[1,2]	1,000	955
Ford Motor Credit Co. 7.375% 2009	1,725	1,515
Ford Motor Credit Co. 7.875% 2010	10,000	8,004
Ford Motor Credit Co. 8.625% 2010	425	322
Ford Motor Credit Co. 9.75% 2010[1]	5,000	4,001
Ford Motor Credit Co. 7.246% 2011[1]	20,275	13,407
Ford Motor Credit Co. 7.25% 2011	24,000	17,542
Ford Motor Credit Co. 7.375% 2011	2,200	1,674
Ford Motor Credit Co. 7.569% 2012[1]	8,825	5,747
Ford Motor Credit Co. 7.80% 2012	400	281
Ford Motor Credit Co. 8.00% 2016	2,000	1,305
American Honda Finance Corp. 5.125% 2010[2]	21,850	21,558
		76,311

CONSUMER DISCRETIONARY — 4.48%
Media — 2.80%
Time Warner Inc. 2.405% 2009[1]	23,500	22,624
Time Warner Inc. 5.50% 2011	1,000	940
AOL Time Warner Inc. 6.75% 2011	3,000	2,931
AOL Time Warner Inc. 6.875% 2012	22,500	21,631
Time Warner Inc. 5.875% 2016	36,140	32,448
Time Warner Companies, Inc. 7.25% 2017	1,600	1,471
Time Warner Companies, Inc. 7.57% 2024	12,340	11,919
AOL Time Warner Inc. 7.625% 2031	31,935	31,469
Time Warner Inc. 6.50% 2036	85,485	77,735
Comcast Cable Communications, Inc. 6.75% 2011	9,000	9,039
Tele-Communications, Inc. 9.80% 2012	17,500	18,461
Comcast Cable Communications, Inc. 7.125% 2013	14,625	14,381
Tele-Communications, Inc. 7.875% 2013	7,500	7,719
Comcast Corp. 5.85% 2015	29,025	27,493
Comcast Corp. 6.50% 2015	5,000	4,921
Comcast Corp. 6.30% 2017	36,090	35,192
Comcast Corp. 5.70% 2018	54,085	50,811
Comcast Corp. 5.65% 2035	4,745	4,232
Comcast Corp. 6.45% 2037	7,250	7,238
Comcast Corp. 6.95% 2037	15,520	16,396
Time Warner Cable Inc. 5.40% 2012	8,000	7,476
Time Warner Cable Inc. 6.20% 2013	4,500	4,261
Time Warner Cable Inc. 8.25% 2014	40,000	40,620
Time Warner Cable Inc. 6.75% 2018	62,040	59,835
Time Warner Cable Inc. 8.75% 2019	3,950	4,302
Thomson Reuters Corp. 6.50% 2018	74,120	67,516
News America Holdings Inc. 8.00% 2016	1,000	1,053
News America Inc. 7.25% 2018	2,250	2,192
News America Holdings Inc. 8.25% 2018	15,290	15,695
News America Inc. 6.65% 2037	37,900	37,631
Cox Communications, Inc. 7.875% 2009	1,000	983
Cox Communications, Inc. 4.625% 2010	900	871
Cox Communications, Inc. 7.125% 2012	7,000	6,704
Cox Communications, Inc. 5.45% 2014	12,750	11,164
Cox Communications, Inc. 9.375% 2019[2]	30,500	31,964
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	10,000	4,650
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[2]	10,150	8,374
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	13,325	8,461
Charter Communications Operating, LLC, Term Loan B, 5.47% 2014[1,6,7]	12,078	8,942
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[2]	1,575	1,213
Charter Communications Operating, LLC, Term Loan B, 8.50% 2014[1,6,7]	1,985	1,576
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[2]	15,375	12,377
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	11,734	2,112
Viacom Inc. 5.75% 2011	2,500	2,272
Viacom Inc. 6.25% 2016	20,000	16,601
Univision Communications, Inc., Second Lien Term Loan B, 2.961% 2009[1,6,7]	4,571	3,222
Univision Communications Inc. 7.85% 2011	6,725	3,564
Univision Communications, Inc., First Lien Term Loan B, 2.711% 2014[1,6,7]	8,955	3,751
Univision Communications Inc. 9.75% 2015[2,8]	35,620	4,631
McGraw-Hill Companies, Inc. 5.90% 2017	13,200	11,132
CanWest Media Inc., Series B, 8.00% 2012	20,936	9,317
CanWest MediaWorks Inc. 9.25% 2015[2]	3,325	1,280
Quebecor Media Inc. 7.75% 2016	8,950	6,086
Quebecor Media Inc. 7.75% 2016	5,670	3,856
Cinemark USA, Inc., Term Loan B, 2.95% 2013[1,6,7]	3,348	2,451
Cinemark, Inc. 0%/9.75% 2014[9]	8,750	7,120
AMC Entertainment Inc., Series B, 8.625% 2012	3,000	2,415
AMC Entertainment Inc. 8.00% 2014	8,125	5,038
AMC Entertainment Inc., Series B, 11.00% 2016	2,500	1,759
NTL Cable PLC 8.75% 2014	9,725	7,342
NTL Cable PLC 8.75% 2014	€1,000	1,003
TL Acquisitions, Inc., Term Loan B, 2.96% 2014[1,6,7]	$5,614	3,689
Thomson Learning 0%/13.25% 2015[2,9]	1,840	543
Thomson Learning 10.50% 2015[2]	9,450	3,922
Kabel Deutschland GmbH 10.625% 2014	7,150	6,399
CSC Holdings, Inc., Series B, 8.125% 2009	3,000	2,992
Cablevision Systems Corp., Series B, 8.00% 2012	3,635	3,253
American Media Operations, Inc., Series B, 10.25% 2009[4]	20,459	4,169
American Media Operations, Inc., Series B, 10.25% 2009[2,4]	716	146
American Media Operations, Inc. 8.875% 2011	7,060	1,456
American Media Operations, Inc. 8.875% 2011[2]	257	53
iesy Repository GmbH 10.375% 2015[2]	7,375	5,817
Regal Cinemas Corp., Series B, 9.375% 2012[3]	6,125	5,681
LBI Media, Inc. 8.50% 2017[2,3]	11,390	3,986
Local T.V. Finance LLC 9.25% 2015[2,8]	16,065	3,615
Warner Music Group 7.375% 2014	5,050	2,980
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	4,300	2,967
Fox Acquisition LLC 13.375% 2016[2]	6,165	2,651
Radio One, Inc. 6.375% 2013	7,380	2,528
Walt Disney Co. 5.625% 2016	2,000	2,078
Liberty Media Corp. 8.25% 2030	3,550	2,054
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	2,970	1,949
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	3,000	1,830
Dex Media, Inc., Series B, 8.00% 2013	525	100
Vidéotron Ltée 6.875% 2014	1,000	890
Vidéotron Ltée 6.375% 2015	1,000	790
WDAC Intermediate Corp. 8.375% 2014[2]	2,425	703
WDAC Intermediate Corp. 8.50% 2014	€500	195
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 5.33% 2012[1,6,7]	$414	296
Young Broadcasting Inc. 10.00% 2011	13,317	200
		899,795

Retailing — 0.77%
Federated Retail Holdings, Inc. 5.35% 2012	10,365	7,704
Macy’s Retail Holdings, Inc. 7.875% 2015	52,175	37,623
Federated Retail Holdings, Inc. 5.90% 2016	102,390	62,248
Federated Retail Holdings, Inc. 6.375% 2037	7,700	4,345
Target Corp. 6.00% 2018	10,000	9,699
Target Corp. 6.50% 2037	47,390	40,813
Target Corp. 7.00% 2038	3,385	3,146
J.C. Penney Co., Inc. 8.00% 2010	5,185	5,035
J.C. Penney Co., Inc. 9.00% 2012	995	884
J.C. Penney Corp., Inc. 5.75% 2018	10,000	6,649
Michaels Stores, Inc., Term Loan B, 2.75% 2013[1,6,7]	8,300	4,510
Michaels Stores, Inc. 10.00% 2014	15,725	7,234
Michaels Stores, Inc. 0%/13.00% 2016[9]	3,875	717
Toys "R" Us, Inc. 7.625% 2011	17,180	8,504
Toys "R" Us-Delaware, Inc., Term Loan B, 4.831% 2012[1,6,7]	7,970	3,866
Dollar General Corp., Term Loan B2, 3.211% 2014[1,6,7]	1,000	741
Dollar General Corp. 10.625% 2015	5,650	5,424
Dollar General Corp. 11.875% 2017[1,8]	6,875	5,912
Lowe’s Companies, Inc. 8.25% 2010	8,450	8,781
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	7,200	6,228
Kohl’s Corp. 7.375% 2011	875	859
Kohl’s Corp. 7.25% 2029	2,730	2,048
Kohl’s Corp. 6.00% 2033	315	203
Kohl’s Corp. 6.875% 2037	3,245	2,313
Marks and Spencer Group PLC 6.25% 2017[2]	6,000	4,630
Edcon (Proprietary) Ltd. 6.579% 2014[1]	€6,500	3,668
Neiman Marcus Group, Inc. 9.00% 2015[8]	$5,120	2,278
Bon-Ton Department Stores, Inc. 10.25% 2014	12,350	1,544
Burlington Coat Factory Warehouse Corp. 11.125% 2014	2,700	823
		248,429

Consumer services — 0.47%
Marriott International, Inc., Series J, 5.625% 2013	13,250	10,079
Marriott International, Inc., Series I, 6.375% 2017	15,750	10,999
MGM MIRAGE 6.00% 2009	1,975	1,896
MGM MIRAGE 8.50% 2010	6,850	5,788
MGM MIRAGE 6.75% 2012	1,050	740
MGM MIRAGE 6.75% 2013	3,350	2,261
MGM MIRAGE 13.00% 2013[2]	2,800	2,681
MGM MIRAGE 5.875% 2014	6,575	4,241
MGM MIRAGE 6.625% 2015	3,600	2,214
Seminole Tribe of Florida 5.798% 2013[2,6]	9,865	9,037
Seminole Tribe of Florida 7.804% 2020[2,6]	9,370	8,900
Mohegan Tribal Gaming Authority 6.375% 2009	14,410	13,618
Mohegan Tribal Gaming Authority 8.00% 2012	750	461
Mohegan Tribal Gaming Authority 7.125% 2014	5,250	2,678
President & Fellows of Harvard University 6.00% 2019[2]	15,000	16,279
Boyd Gaming Corp. 7.75% 2012	2,550	2,308
Boyd Gaming Corp. 6.75% 2014	8,925	5,667
Boyd Gaming Corp. 7.125% 2016	3,500	2,083
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	12,415	9,435
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	12,025	7,756
Wyndham Worldwide Corp. 6.00% 2016	16,421	6,627
Harrah’s Operating Co., Inc. 5.625% 2015	16,373	2,865
Harrah’s Operating Co., Inc. 6.50% 2016	8,303	1,328
Harrah’s Operating Co., Inc. 10.00% 2018[2]	4,988	1,846
ERAC USA Finance Co. 7.00% 2037[2]	10,000	5,519
Pinnacle Entertainment, Inc. 7.50% 2015	7,025	4,110
Education Management LLC and Education Management Finance Corp. 8.75% 2014	3,475	2,658
Education Management LLC and Education Management Finance Corp. 10.25% 2016	1,440	1,051
Seneca Gaming Corp. 7.25% 2012	2,500	2,025
Seneca Gaming Corp., Series B, 7.25% 2012	1,000	810
Gaylord Entertainment Co. 8.00% 2013	2,100	1,460
Gaylord Entertainment Co. 6.75% 2014	650	406
Royal Caribbean Cruises Ltd. 8.75% 2011	2,325	1,802
		151,628

Automobiles & components — 0.31%
DaimlerChrysler North America Holding Corp. 7.20% 2009	5,000	4,852
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	3,825	3,232
DaimlerChrysler North America Holding Corp. 5.875% 2011	8,000	6,979
DaimlerChrysler North America Holding Corp. 7.75% 2011	14,000	12,674
DaimlerChrysler North America Holding Corp. 6.50% 2013	16,610	12,969
Ford Capital BV 9.50% 2010	6,266	2,757
Ford Motor Co., Term Loan B, 5.00% 2013[1,6,7]	49,699	20,390
FCE Bank PLC 7.125% 2013	€4,000	2,871
Ford Motor Co. 6.50% 2018	$4,988	1,222
Ford Motor Co. 8.875% 2022	1,495	366
Ford Motor Co. 7.45% 2031	500	143
Allison Transmission Holdings, Inc., Term Loan B, 4.64% 2014[1,6,7]	5,843	3,348
Allison Transmission Holdings, Inc. 11.00% 2015[2]	750	371
Allison Transmission Holdings, Inc. 11.25% 2015[1,2,8]	17,825	7,130
General Motors Corp. 7.20% 2011	11,540	2,452
General Motors Corp. 7.125% 2013	3,595	674
General Motors Corp. 7.25% 2013	€700	200
General Motors Corp. 8.80% 2021	$26,530	4,510
Tenneco Automotive Inc., Series B, 10.25% 2013	2,572	1,608
Tenneco Automotive Inc. 8.625% 2014	7,410	2,853
Tenneco Inc. 8.125% 2015	3,250	1,511
Visteon Corp. 8.25% 2010	2,912	917
Visteon Corp. 12.25% 2016[2]	7,517	1,842
Goodyear Tire & Rubber Co. 6.318% 2009[1]	1,150	1,052
TRW Automotive Inc. 7.00% 2014[2]	1,500	802
Cooper-Standard Automotive Inc. 7.00% 2012	425	130
Cooper-Standard Automotive Inc. 8.375% 2014	2,200	396
Delphi Automotive Systems Corp. 6.50% 2009[4]	6,000	120
Delphi Corp. 6.50% 2013[4]	7,020	105
Delphi Automotive Systems Corp. 6.55% 2006[4]	500	10
Delphi Automotive Systems Corp. 7.125% 2029[4]	1,350	27
		98,513

Consumer durables & apparel — 0.13%
Standard Pacific Corp. 5.125% 2009	1,000	960
Standard Pacific Corp. 6.875% 2011	605	451
Standard Pacific Corp. 7.75% 2013	6,890	3,858
Standard Pacific Corp. 6.25% 2014	775	418
Standard Pacific Corp. 7.00% 2015	4,340	2,278
K. Hovnanian Enterprises, Inc. 8.875% 2012	7,060	2,083
K. Hovnanian Enterprises, Inc. 7.75% 2013	2,125	478
K. Hovnanian Enterprises, Inc. 6.375% 2014	2,290	630
K. Hovnanian Enterprises, Inc. 6.50% 2014	6,875	1,891
K. Hovnanian Enterprises, Inc. 6.25% 2015	2,775	735
K. Hovnanian Enterprises, Inc. 6.25% 2016	915	247
K. Hovnanian Enterprises, Inc. 7.50% 2016	2,330	594
K. Hovnanian Enterprises, Inc. 8.625% 2017	5,070	1,293
Hanesbrands Inc., Series B, 5.698% 2014[1]	10,105	7,175
Meritage Corp. 7.00% 2014	1,850	1,064
Meritage Homes Corp. 6.25% 2015	6,500	3,477
Meritage Corp. 7.731% 2017[2,3]	4,500	1,793
Beazer Homes USA, Inc. 8.625% 2011	4,625	2,474
Beazer Homes USA, Inc. 8.125% 2016	5,940	1,812
Sealy Mattress Co. 8.25% 2014	5,825	3,466
KB Home 5.875% 2015	1,320	799
KB Home 6.25% 2015	3,170	1,949
Toll Brothers, Inc. 4.95% 2014	1,640	1,236
		41,161

UTILITIES — 3.53%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	56,600	54,914
National Rural Utilities Cooperative Finance Corp. 5.45% 2017	4,880	4,376
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	3,500	3,113
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds, 10.375% 2018	62,500	73,268
National Rural Utilities Cooperative Finance Corp. 8.00% 2032	7,300	7,214
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	14,975
MidAmerican Energy Co. 5.125% 2013	7,500	7,420
PacifiCorp, First Mortgage Bonds, 5.45% 2013	2,875	2,944
MidAmerican Energy Co. 4.65% 2014	5,000	4,763
MidAmerican Energy Co. 5.95% 2017	3,000	3,096
MidAmerican Energy Co. 5.30% 2018	10,000	9,874
PacifiCorp., First Mortgage Bonds, 5.65% 2018	3,800	3,877
MidAmerican Energy Holdings Co. 5.75% 2018	47,700	46,611
MidAmerican Energy Holdings Co. 6.125% 2036	13,750	12,826
E.ON International Finance BV 5.80% 2018[2]	74,575	69,848
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 2012[2]	3,060	2,781
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[2]	56,985	46,695
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[2]	12,000	9,896
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[2]	14,500	10,386
Edison Mission Energy 7.50% 2013	625	575
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	4,000	4,053
Edison Mission Energy 7.75% 2016	7,125	6,377
Midwest Generation, LLC, Series B, 8.56% 2016[6]	17,347	16,567
Edison Mission Energy 7.00% 2017	7,175	6,278
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2008-B, 5.50% 2018	1,000	1,047
Edison Mission Energy 7.20% 2019	15,450	12,746
Homer City Funding LLC 8.734% 2026[6]	13,668	12,642
Edison Mission Energy 7.625% 2027	1,900	1,482
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	3,500	3,700
Ohio Edison Co. 6.40% 2016	13,750	12,362
Jersey Central Power & Light Co. 5.65% 2017	3,000	2,759
Cleveland Electric Illuminating Co. 5.70% 2017	8,640	7,016
Pennsylvania Electric Co. 6.05% 2017	5,165	4,641
Cleveland Electric Illuminating Co. 8.875% 2018	24,600	26,789
Ohio Edison Co. 6.875% 2036	2,315	2,107
Israel Electric Corp. Ltd. 7.95% 2011[2]	10,000	10,515
Israel Electric Corp. Ltd. 7.25% 2019[2]	39,800	37,184
Israel Electric Corp. Ltd. 8.10% 2096[2]	6,250	5,495
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	2,500	2,406
Consumers Energy Co. First Mortgage Bonds 5.15% 2017	5,000	4,692
Consumers Energy Co. 5.65% 2018	18,325	17,629
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	27,575	27,366
PSEG Power LLC 3.75% 2009	6,825	6,808
PSEG Power LLC 7.75% 2011	16,410	16,400
Public Service Electric and Gas Co., Series E, 5.30% 2018	12,690	12,348
PSEG Power LLC 8.625% 2031	7,350	7,505
Veolia Environnement 5.25% 2013	18,235	16,927
Veolia Environnement 6.00% 2018	4,945	4,391
Veolia Environnement 6.125% 2033	€13,640	16,700
NGG Finance PLC 6.125% 2011	3,480	4,876
National Grid PLC 6.30% 2016	$37,605	32,815
National Grid Co. PLC 5.875% 2024	£170	227
Energy East Corp. 6.75% 2012	$7,155	7,176
Scottish Power PLC 5.375% 2015	31,415	28,261
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	9,000	8,768
Exelon Generation Co., LLC 6.95% 2011	13,665	13,272
PECO Energy Co., First and Refunding Mortgage Bonds, 4.75% 2012	3,900	3,799
Commonwealth Edison Co., First Mortgage Bonds, Series 106, 6.15% 2017	5,000	4,657
Ohio Power Co., Series J, 5.30% 2010	8,000	7,939
Ohio Power Co., Series H, 4.85% 2014	5,965	5,666
Ohio Power Co., Series K, 6.00% 2016	15,000	14,373
Oncor Electric Delivery Co. 6.80% 2018[2]	25,000	24,016
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	700	673
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	4,275	4,110
Sierra Pacific Resources 8.625% 2014	900	816
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,454
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	5,975	5,735
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,025	9,766
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 5.368% 2014[1,6,7]	4,529	3,152
Texas Competitive Electric Holdings Co. LLC 10.50% 2015[2]	12,215	8,734
Texas Competitive Electric Holdings Co. LLC, Series B, 10.50% 2015[2]	10,925	7,811
Texas Competitive Electric Holdings Co. LLC 11.25% 2016[2,8]	5,250	2,651
Cilcorp Inc. 8.70% 2009	1,000	925
AmerenEnergy Generating Co., Series D, 8.35% 2010	1,500	1,548
Union Electric Co. 4.65% 2013	3,000	2,740
Union Electric Co. 5.40% 2016	5,750	4,989
Cilcorp Inc. 9.375% 2029	12,265	10,977
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,000	5,052
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	10,000	10,274
San Diego Gas & Electric Co., Series DDD, 6.00% 2026	5,000	5,328
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	13,500	13,475
Public Service Co. of Colorado 5.80% 2018	6,300	6,546
Intergen Power 9.00% 2017[2]	23,450	19,346
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	5,776
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	10,083
Virginia Electric and Power Co., Series A, 6.00% 2037	1,250	1,215
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	5,000	5,021
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,096
Progress Energy Florida, Inc., First Mortgage Bonds, 5.65% 2018	3,150	3,272
Empresa Nacional de Electricidad SA, Series B, 8.50% 2009	4,455	4,531
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,290
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,253
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	2,000	1,977
Pacific Gas and Electric Co. 6.25% 2013	1,550	1,605
Pacific Gas and Electric Co. 8.25% 2018	4,000	4,814
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	4,262
AES Corp. 9.50% 2009	927	925
AES Corp. 9.375% 2010	129	123
AES Corp. 8.75% 2013[2]	624	602
AES Corp. 7.75% 2015	10,500	8,872
AES Corp. 8.00% 2020[2]	1,925	1,502
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[6]	11,250	10,227
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	4,500	4,495
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000	5,222
Anglian Water Services Financing PLC 4.625% 2013	€6,120	8,170
Anglian Water Services Financing PLC, Class A, 5.25% 2015	£395	567
Florida Power & Light Co. 4.85% 2013	$5,000	4,969
FPL Energy National Wind, LLC 5.608% 2024[2,6]	4,041	3,212
SP PowerAssets Ltd. 5.00% 2013[2]	8,000	8,024
Alabama Power Co., Series R, 4.70% 2010	2,250	2,265
Alabama Power Co., Series 2007-D, 4.85% 2012	1,550	1,551
Alabama Power Co., Series 2008-B, 5.80% 2013	4,000	4,167
NRG Energy, Inc. 7.25% 2014	4,200	3,938
NRG Energy, Inc. 7.375% 2016	3,700	3,450
ENEL SpA 5.625% 2027	€5,760	6,883
Kern River Funding Corp. 4.893% 2018[2,6]	$8,008	6,302
Korea East-West Power Co., Ltd. 4.875% 2011[2]	5,000	4,782
Enersis SA 7.375% 2014	3,000	3,131
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,6]	2,905	2,787
Connecticut Light & Power Co., First and Refunding Mortgage Bonds, Series 2008A, 5.65% 2018	2,500	2,568
RWE Aktiengesellschaft and RWE Finance BV 6.375% 2013	£290	442
Kelda Group PLC 6.625% 2031	165	234
		1,135,936

TELECOMMUNICATION SERVICES — 3.52%
AT&T Corp. 7.30% 2011[1]	4,734	4,922
AT&T Wireless Services, Inc. 7.875% 2011	15,355	15,904
SBC Communications Inc. 5.875% 2012	20,337	20,767
AT&T Wireless Services, Inc. 8.125% 2012	12,630	13,554
AT&T Inc. 4.95% 2013	17,000	17,109
AT&T Inc. 6.70% 2013	15,520	16,458
SBC Communications Inc. 5.10% 2014	10,245	10,083
SBC Communications Inc. 5.625% 2016	45,200	45,471
AT&T Inc. 5.50% 2018	9,945	10,068
AT&T Inc. 5.60% 2018	21,540	21,971
SBC Communications Inc. 6.45% 2034	11,175	11,733
AT&T Inc. 6.30% 2038	31,500	33,413
AT&T Inc. 6.40% 2038	13,950	14,994
Verizon Global Funding Corp. 7.375% 2012	11,835	12,391
Verizon Communications Inc. 5.25% 2013	14,500	14,569
Verizon Communications Inc. 5.50% 2017	21,495	20,836
Verizon Communications Inc. 5.50% 2018	15,540	14,973
Verizon Communications Inc. 6.10% 2018	36,180	36,113
Verizon Communications Inc. 8.50% 2018[2]	16,400	19,249
Verizon Communications Inc. 8.75% 2018	36,000	42,308
Verizon Global Funding Corp. 7.75% 2030	9,501	10,565
Telecom Italia Capital SA 4.00% 2010	1,140	1,049
Telecom Italia Capital SA 4.875% 2010	1,260	1,141
Olivetti Finance NV 7.25% 2012	€8,830	12,007
Telecom Italia Capital SA, Series B, 5.25% 2013	$10,100	7,709
Telecom Italia Capital SA 5.25% 2015	69,000	52,596
Telecom Italia Capital SA 6.999% 2018	21,400	17,389
Telecom Italia SpA 7.75% 2033	€8,270	10,030
Telecom Italia Capital SA 7.20% 2036	$5,290	4,084
Telecom Italia Capital SA 7.721% 2038	64,000	52,693
Sprint Capital Corp. 6.375% 2009	21,230	21,099
Sprint Nextel Corp. 1.866% 2010[1]	7,115	5,963
Nextel Communications, Inc., Series E, 6.875% 2013	93,707	39,846
Nextel Communications, Inc., Series F, 5.95% 2014	56,559	23,776
Nextel Communications, Inc., Series D, 7.375% 2015	49,375	20,747
Sprint Nextel Corp. 6.00% 2016	14,500	10,237
Sprint Capital Corp. 6.90% 2019	14,678	10,439
Sprint Capital Corp. 8.75% 2032	37,840	25,590
British Telecommunications PLC 5.15% 2013	50,035	47,706
British Telecommunications PLC 5.95% 2018	27,617	24,066
Vodafone Group PLC 7.75% 2010	20,000	20,446
Vodafone Group PLC 5.625% 2017	16,080	15,176
Vodafone Group PLC 6.15% 2037	6,000	5,950
France Télécom 7.75% 2011[1]	32,000	33,690
France Télécom 7.25% 2013	€4,800	7,165
ALLTEL Corp. 7.00% 2012	$18,299	18,299
ALLTEL Corp., Term Loan B3, 3.939% 2015[1,6,7]	10,087	10,008
ALLTEL Corp., Term Loan B2, 4.371% 2015[1,6,7]	3,566	3,521
American Tower Corp. 7.125% 2012	14,850	14,702
American Tower Corp. 7.00% 2017[2,3]	16,550	15,888
Centennial Communications Corp. 9.633% 2013[1]	9,500	9,263
Centennial Communications Corp. 10.00% 2013	2,750	2,860
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	900	914
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico
Operations Corp. 8.125% 2014[1]	9,300	9,486
Qwest Capital Funding, Inc. 7.90% 2010	950	869
Qwest Capital Funding, Inc. 7.25% 2011	15,650	13,224
Qwest Communications International Inc. 7.25% 2011	6,000	5,250
Qwest Capital Funding, Inc. 7.625% 2021	500	335
U S WEST Capital Funding, Inc. 6.875% 2028	1,940	1,174
Windstream Corp. 8.125% 2013	16,650	15,401
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	2,850	2,382
Windstream Corp. 8.625% 2016	3,300	2,937
Embarq Corp. 6.738% 2013	20,000	16,915
Embarq Corp. 7.995% 2036	5,000	3,382
PCCW-HKT Capital Ltd. 8.00% 2011[1,2]	15,000	14,673
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[2]	6,800	5,023
Koninklijke KPN NV 8.00% 2010	6,550	6,613
Koninklijke KPN NV 4.75% 2017	€3,500	4,356
Koninklijke KPN NV 8.375% 2030	$5,200	5,889
MetroPCS Wireless, Inc. 9.25% 2014	11,950	10,755
Cricket Communications, Inc. 9.375% 2014	11,335	10,258
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,654
Singapore Telecommunications Ltd. 6.375% 2011[2]	2,050	2,155
Singapore Telecommunications Ltd. 7.375% 2031[2]	3,800	4,303
Rogers Wireless Inc. 7.25% 2012	713	697
Rogers Wireless Inc. 7.50% 2015	6,300	6,245
Cincinnati Bell Inc. 7.25% 2013	6,800	6,018
SK Telecom Co., Ltd. 4.25% 2011[2]	6,000	5,643
NTELOS Inc., Term Loan B, 2.72% 2011[1,6,7]	4,813	4,075
Deutsche Telekom International Finance BV 5.875% 2013	4,000	3,960
Digicel Group Ltd. 8.875% 2015[2]	5,400	3,537
Digicel Group Ltd. 8.875% 2015	200	131
Millicom International Cellular SA 10.00% 2013	2,430	2,199
Intelsat, Ltd. 6.50% 2013	3,500	1,977
Orascom Telecom 7.875% 2014[2]	3,275	1,752
Hawaiian Telcom Communications, Inc. 8.765% 2013[1,4]	3,605	207
Hawaiian Telcom Communications, Inc. 9.75% 2013[4]	7,715	617
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 2014[1,6,7]	2,114	826
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015[4]	3,050	31
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,360
Nordic Telephone Co. Holding ApS 8.875% 2016[2]	$1,000	705
Citizens Communications Co. 7.875% 2027	1,125	658
Level 3 Financing, Inc. 9.25% 2014	1,000	585
Trilogy International Partners LLC, Term Loan B, 4.959% 2012[1,6,7]	275	111
		1,133,868

INDUSTRIALS — 3.52%
Transportation — 2.00%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[6]	14,050	10,889
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011[6]	10,000	9,600
Continental Airlines, Inc. 8.75% 2011	6,300	3,733
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[6]	12,500	11,250
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 2.567% 2015[1,6]	1,100	664
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[6]	29,170	20,127
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[6]	162	122
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[6]	2,030	1,421
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[6]	1,871	1,273
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[6]	18,052	13,178
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	37,632	30,106
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[6]	3,437	2,131
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[6]	22,064	17,651
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[6]	13,077	9,710
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[6]	8,665	4,852
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[6]	281	216
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[6]	9,006	7,003
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[6]	14,115	10,586
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[6]	10,130	5,363
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[6]	13,656	10,652
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[6]	13,692	10,953
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[6]	1,447	854
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[6]	400	336
Northwest Airlines, Inc., Term Loan B, 4.96% 2013[1,3,6,7]	2,991	2,409
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[6]	2,618	2,265
Delta Air Lines, Inc., Second Lien Term Loan B, 5.149% 2014[1,6,7]	4,925	2,458
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[6]	53,658	38,848
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[4,6]	4,760	4,213
Northwest Airlines, Inc., Term Loan A, 3.21% 2018[1,6,7]	68,137	50,421
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[6]	40,693	25,637
CSX Corp. 5.75% 2013	8,335	7,839
CSX Corp. 6.25% 2015	15,000	14,743
CSX Corp. 6.25% 2018	10,000	9,213
CSX Corp. 6.15% 2037	26,585	21,336
CSX Corp. 7.45% 2038	35,550	33,903
American Airlines, Inc., Series 1999-1, Class A-1, 6.855% 2010[6]	1,943	1,906
AMR Corp., Series B, 10.45% 2011	150	73
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[6]	3,750	2,662
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[6]	12,367	10,991
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[6]	18,165	12,579
AMR Corp. 9.00% 2012	5,800	2,994
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[6]	38,010	30,646
American Airlines, Inc., Series 1991-C2, 9.73% 2014[6]	6,410	3,173
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[6]	8,721	3,576
Union Pacific Corp. 5.75% 2017	20,750	19,709
Union Pacific Corp. 5.70% 2018	4,000	3,858
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 2022[6]	7,015	7,129
Union Pacific Corp. 6.15% 2037	13,930	12,953
Norfolk Southern Corp. 5.75% 2018	21,050	20,519
Norfolk Southern Corp. 7.05% 2037	12,690	13,312
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[6]	2,925	2,731
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[4,6]	7,335	8,086
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[6]	304	279
United Air Lines, Inc., Term Loan B, 2.50% 2014[1,6,7]	6,699	3,155
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[6]	493	446
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[6]	1,516	1,417
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[2,6]	909	493
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[6]	27,759	16,430
Canadian National Railway Co. 5.55% 2018	16,500	16,505
Canadian National Railway Co. 6.375% 2037	8,000	8,806
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[6]	184	185
Burlington Northern Santa Fe Corp. 6.15% 2037	14,090	13,019
BNSF Funding Trust I 6.613% 2055[1]	15,000	9,470
Kansas City Southern Railway Co. 7.50% 2009	2,500	2,519
TFM, SA de CV 9.375% 2012	3,800	3,496
Kansas City Southern Railway Co. 8.00% 2015	2,000	1,590
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,6]	4,514	4,526
Navios Maritime Holdings Inc. 9.50% 2014	8,030	4,514
AIR 2 US, Series A, 8.027% 2020[2,6]	4,710	3,532
CEVA Group PLC 10.00% 2014[2]	500	373
		643,607

Capital goods — 1.33%
Hutchison Whampoa International Ltd. 7.00% 2011[2]	24,300	25,106
Hutchison Whampoa International Ltd. 6.50% 2013[2]	59,200	58,161
BAE Systems Holding Inc. 4.75% 2010[2,6]	10,350	10,293
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,3,6]	33,838	29,478
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,6]	32,418	31,018
General Electric Capital Corp. 6.25% 2017	£400	555
General Electric Capital Corp., Series A, 2.776% 2018[1]	$9,000	5,468
General Electric Capital Corp., Series A, 3.239% 2026[1]	77,000	40,704
General Electric Capital Corp. 5.625% 2031	£85	97
General Electric Capital Corp., Series A, 2.629% 2036[1]	$12,000	7,717
Koninklijke Philips Electronics NV 5.75% 2018	20,000	18,459
Koninklijke Philips Electronics NV 6.875% 2038	32,150	30,609
Caterpillar Inc. 4.50% 2009	1,190	1,187
Caterpillar Financial Services Corp. 4.30% 2010	2,400	2,360
Caterpillar Financial Services Corp., Series F, 5.125% 2011	500	486
Caterpillar Financial Services Corp., Series F, 4.85% 2012	210	199
Caterpillar Financial Services Corp., Series F, 4.90% 2013	10,500	9,851
Caterpillar Financial Services Corp., Series F, 5.50% 2016	4,050	3,860
Caterpillar Financial Services Corp., Series F, 5.85% 2017	2,000	1,961
Caterpillar Inc. 7.90% 2018	1,900	2,191
Caterpillar Inc. 6.05% 2036	2,000	1,954
DynCorp International and DIV Capital Corp. 9.50% 2013[2]	9,295	8,191
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	6,198	5,400
John Deere Capital Corp. 5.40% 2011	3,500	3,503
John Deere Capital Corp., Series D, 4.50% 2013	3,000	2,874
John Deere Capital Corp. 5.10% 2013	1,100	1,083
John Deere Capital Corp., Series D, 5.50% 2017	3,650	3,488
John Deere Capital Corp., Series D, 5.75% 2018	2,000	1,950
US Investigations Services, Inc., Term Loan B, 4.275% 2015[1,6,7]	5,435	3,954
US Investigations Services, Inc. 10.50% 2015[2]	7,005	5,149
US Investigations Services, Inc. 11.75% 2016[2]	5,445	3,458
Lockheed Martin Corp. 4.121% 2013	6,000	5,854
Lockheed Martin Corp., Series B, 6.15% 2036	6,000	6,528
Northrop Grumman Systems Corp. 7.125% 2011	8,000	8,322
Northrop Grumman Systems Corp. 7.75% 2031	3,000	3,674
Raytheon Co. 6.40% 2018	9,500	10,303
Ashtead Group PLC 8.625% 2015[2]	4,675	2,478
Ashtead Capital, Inc. 9.00% 2016[2]	14,125	7,345
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.80% 2014[1,6,7]	2,460	1,292
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 7.17% 2014[1,6,7]	2,425	1,273
DAE Aviation Holdings, Inc. 11.25% 2015[2]	17,285	7,173
Embraer Overseas Ltd 6.375% 2017	10,825	7,794
NTK Holdings Inc. 0%/10.75% 2014[6,9]	15,118	3,326
THL Buildco, Inc. 8.50% 2014	11,450	2,691
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.461% 2014[1,6,7]	1,055	554
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 3.459% 2014[1,6,7]	62	33
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,325	550
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[8]	11,125	3,838
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	570	157
DRS Technologies, Inc. 6.875% 2013	2,135	2,126
DRS Technologies, Inc. 6.625% 2016	475	477
DRS Technologies, Inc. 7.625% 2018	2,500	2,513
United Rentals (North America), Inc., Series B, 6.50% 2012	6,250	4,969
Atlas Copco AB 5.60% 2017[2]	4,525	4,258
B/E Aerospace 8.50% 2018	4,370	3,944
Atrium Companies, Inc., Term Loan B, 12.50% 2012[1,6,7,8]	4,709	2,943
Atrium Companies, Inc. 15.00% 2012[2,8]	3,666	495
RBS Global, Inc. and Rexnord LLC 9.50% 2014	2,625	1,969
RBS Global, Inc. and Rexnord LLC 8.875% 2016	850	501
Tyco International Group SA 6.125% 2009	500	499
Tyco International Ltd. 7.00% 2019	600	494
Tyco International Ltd. 6.875% 2021	1,000	775
Alion Science and Technology Corp. 10.25% 2015	3,690	1,684
RSC Holdings III, LLC, Second Lien Term Loan B, 7.71% 2013[1,6,7]	2,838	1,524
TransDigm Inc. 7.75% 2014	1,325	1,093
Esco Corp. 5.871% 2013[1,2]	325	210
Esco Corp. 8.625% 2013[2]	1,100	775
H&E Equipment Services, Inc. 8.375% 2016	1,750	936
Esterline Technologies Corp. 6.625% 2017	1,050	898
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	900	499
Sequa Corp., Term Loan B, 4.69% 2014[1,6,7]	875	494
		428,025

Commercial & professional services — 0.19%
Nielsen Finance LLC, Term Loan B, 4.388% 2013[1,6,7]	6,531	4,441
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	23,825	19,179
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[9]	31,300	11,503
ARAMARK Corp., Term Loan B, 3.334% 2014[1,6,7]	4,158	3,467
ARAMARK Corp., Letter of Credit, 4.494% 2014[1,6,7]	264	220
ARAMARK Corp. 6.693% 2015[1]	2,650	2,014
ARAMARK Corp. 8.50% 2015	6,525	5,938
Allied Waste North America, Inc., Series B, 6.50% 2010	500	483
Allied Waste North America, Inc., Series B, 5.75% 2011	2,500	2,345
Allied Waste North America, Inc., Series B, 6.125% 2014	3,500	3,171
Allied Waste North America, Inc., Series B, 7.375% 2014	4,750	4,494
Allied Waste North America, Inc. 6.875% 2017	1,000	931
FTI Consulting, Inc. 7.625% 2013	2,300	2,004
		60,190

ENERGY — 3.48%
Enterprise Products Operating LP, Series B, 4.625% 2009	9,500	9,203
Enterprise Products Operating LP 4.95% 2010	8,750	8,383
Enterprise Products Operating LP 7.50% 2011	10,250	10,072
Enterprise Products Operating LLC 5.65% 2013	24,095	21,870
Enterprise Products Operating LP, Series B 6.375% 2013	17,000	15,764
Enterprise Products Partners LP 5.60% 2014	1,855	1,576
Enterprise Products Operating LLC 9.75% 2014	5,975	6,090
Enterprise Products Operating LLC 6.30% 2017	30,000	25,431
Enterprise Products Operating LLC 6.50% 2019	31,350	26,421
Enterprise Products Operating LP 8.375% 2066[1]	9,605	5,289
Enterprise Products Operating LP 7.034% 2068[1]	29,115	13,702
Enbridge Energy Partners, LP, Series B, 6.50% 2018	45,455	37,466
Enbridge Energy Partners, LP 9.875% 2019	25,000	25,200
Enbridge Energy Partners, LP, Series B, 7.50% 2038	28,700	22,452
Enbridge Energy Partners, LP 8.05% 2077[1]	67,100	32,705
TransCanada PipeLines Ltd. 6.50% 2018	51,250	50,368
TransCanada PipeLines Ltd. 6.20% 2037	4,000	3,485
TransCanada PipeLines Ltd. 7.25% 2038	5,645	5,636
TransCanada PipeLines Ltd. 6.35% 2067[1]	88,815	39,750
Williams Companies, Inc. 5.883% 2010[1,2]	7,500	6,617
Williams Companies, Inc. 6.375% 2010[2]	1,500	1,399
Williams Companies, Inc. 7.125% 2011	500	460
Transcontinental Gas Pipe Line Corp. 6.40% 2016	10,000	9,142
Williams Companies, Inc. 7.875% 2021	78,897	60,464
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,750	1,601
Williams Companies, Inc. 8.75% 2032	19,891	14,849
Kinder Morgan Energy Partners LP 6.75% 2011	5,500	5,352
Kinder Morgan Energy Partners LP 5.85% 2012	6,500	5,957
Kinder Morgan Energy Partners LP 5.00% 2013	14,279	12,465
Kinder Morgan Energy Partners LP 5.125% 2014	34,052	29,702
Kinder Morgan Energy Partners LP 6.00% 2017	30,250	26,303
Kinder Morgan Energy Partners LP 9.00% 2019	4,150	4,337
Gaz Capital SA 7.343% 2013	500	408
Gaz Capital SA 5.875% 2015	€5,125	4,481
Gaz Capital SA, Series 13, 6.605% 2018	8,200	6,598
Gaz Capital SA 8.146% 2018	$2,560	1,818
Gaz Capital SA 6.51% 2022[2]	92,010	54,976
Gaz Capital SA 7.288% 2037[2]	24,400	14,518
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,6]	10,763	10,148
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[6]	594	560
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[2,6]	15,570	14,091
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[6]	1,000	905
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,6]	45,970	32,817
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,3,6]	15,000	10,275
Rockies Express Pipeline LLC 5.10% 2009[1,2]	20,000	20,014
Rockies Express Pipeline LLC 6.25% 2013[2]	6,940	6,839
Rockies Express Pipeline LLC 6.85% 2018[2]	37,675	34,835
Enbridge Inc. 5.80% 2014	9,200	8,078
Enbridge Inc. 4.90% 2015	3,250	2,778
Enbridge Inc. 5.60% 2017	42,080	35,783
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,6]	51,458	39,365
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[6]	5,679	4,345
Marathon Oil Corp. 6.00% 2017	23,200	19,814
Marathon Oil Corp. 5.90% 2018	12,645	10,578
Marathon Oil Corp. 6.60% 2037	10,000	7,581
Pemex Finance Ltd. 8.875% 2010[6]	12,800	13,171
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017[3,6]	11,700	13,106
Pemex Project Funding Master Trust 5.75% 2018[2]	3,150	2,796
Pemex Project Funding Master Trust 6.625% 2035[2]	3,500	2,980
Phillips Petroleum Co. 8.75% 2010	4,000	4,217
Polar Tankers, Inc. 5.951% 2037[2,6]	27,355	23,584
Qatar Petroleum 5.579% 2011[2,6]	21,335	19,953
Husky Energy Inc. 6.20% 2017	21,000	18,801
XTO Energy Inc. 6.25% 2017	15,750	15,149
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[2,6]	11,500	11,322
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[2,6]	2,167	2,133
Sunoco, Inc. 4.875% 2014	14,830	12,489
Canadian Natural Resources Ltd. 5.70% 2017	14,000	12,229
Southern Natural Gas Co. 5.90% 2017[2]	11,840	9,442
El Paso Natural Gas Co. 5.95% 2017	3,000	2,399
Devon Financing Corp. ULC 7.875% 2031	10,195	11,257
Nakilat Inc., Series A, 6.067% 2033[2,6]	14,000	10,466
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[2,6]	10,338	10,434
Gulfstream Natural Gas 5.56% 2015[2]	3,500	2,939
Gulfstream Natural Gas 6.19% 2025[2]	7,235	5,407
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	5,725	4,926
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	3,475	2,749
Petroplus Finance Ltd. 6.75% 2014[2]	4,750	3,040
Petroplus Finance Ltd. 7.00% 2017[2]	7,500	4,613
Apache Corp. 5.625% 2017	7,200	7,260
Drummond Co., Inc. 7.375% 2016[2]	9,800	4,802
Energy Transfer Partners, LP 5.95% 2015	3,465	2,980
PETRONAS Capital Ltd. 7.00% 2012[2]	2,250	2,388
TEPPCO Partners LP 7.00% 2067[1]	4,275	2,294
		1,120,442

HEALTH CARE — 2.38%
Health care equipment & services — 1.32%
UnitedHealth Group Inc. 1.705% 2010[1]	8,250	7,436
UnitedHealth Group Inc. 5.25% 2011	2,463	2,317
UnitedHealth Group Inc. 4.875% 2013	7,100	6,622
UnitedHealth Group Inc. 5.375% 2016	24,250	21,402
UnitedHealth Group 6.00% 2017	24,920	22,475
UnitedHealth Group Inc. 5.80% 2036	7,884	6,024
Hospira, Inc. 4.95% 2009	7,391	7,394
Hospira, Inc. 1.948% 2010[1]	26,500	25,860
Hospira, Inc. 5.90% 2014	4,510	3,993
Hospira, Inc. 6.05% 2017	30,675	24,953
Coventry Health Care, Inc. 5.875% 2012	1,000	735
Coventry Health Care, Inc. 6.30% 2014	62,750	38,437
Coventry Health Care, Inc. 6.125% 2015	160	95
Coventry Health Care, Inc. 5.95% 2017	12,430	6,489
Cardinal Health, Inc. 4.323% 2009[1]	3,500	3,321
Cardinal Health, Inc. 6.75% 2011	13,625	13,565
Cardinal Health, Inc. 5.80% 2016	10,000	9,061
Cardinal Health, Inc. 5.85% 2017	12,000	10,838
Allegiance Corp. 7.00% 2026	9,260	8,449
Tenet Healthcare Corp. 7.375% 2013	5,895	4,230
Tenet Healthcare Corp. 9.875% 2014	28,095	22,757
Tenet Healthcare Corp. 9.25% 2015	8,170	6,618
Humana Inc. 6.45% 2016	27,012	21,386
Humana Inc. 6.30% 2018	11,670	8,757
Humana Inc. 7.20% 2018	3,743	3,015
WellPoint, Inc. 5.00% 2011	12,500	11,820
WellPoint, Inc. 5.25% 2016	6,455	5,723
WellPoint, Inc. 5.875% 2017	8,300	7,566
WellPoint, Inc. 6.375% 2037[3]	7,500	6,694
HealthSouth Corp. 8.323% 2014[1]	12,600	10,143
HealthSouth Corp. 10.75% 2016	13,105	12,089
Aetna Inc. 5.75% 2011	17,500	17,104
HCA Inc., Term Loan B, 3.709% 2013[1,6,7]	14,012	11,061
HCA Inc. 9.125% 2014	295	274
HCA Inc. 9.25% 2016	530	488
HCA Inc. 10.375% 2016[8]	1,530	1,197
Bausch & Lomb Inc. 9.875% 2015[2]	13,625	10,287
VWR Funding, Inc. 10.25% 2015[1,8]	15,675	9,954
Universal Health Services, Inc. 7.125% 2016	7,440	6,431
PTS Acquisition Corp. 9.50% 2015[8]	16,115	6,204
Surgical Care Affiliates, Inc. 8.875% 2015[2,8]	3,325	2,045
Surgical Care Affiliates, Inc. 10.00% 2017[2]	7,845	4,119
Health Management Associates Inc., Term Loan B, 3.209% 2014[1,6,7]	7,243	4,554
Team Finance LLC and Health Finance Corp. 11.25% 2013	3,525	2,785
Boston Scientific Corp. 5.45% 2014	1,115	953
Boston Scientific Corp. 5.125% 2017	1,190	904
Boston Scientific Corp. 7.00% 2035	920	685
Symbion Inc. 11.75% 2015[8]	3,745	1,985
Viant Holdings Inc. 10.125% 2017[2]	2,929	981
Universal Hospital Services, Inc. 5.943% 2015[1]	1,290	793
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	175	164
CHS/Community Health Systems, Inc. 8.875% 2015	45	42
		423,274

Pharmaceuticals, biotechnology & life sciences — 1.06%
GlaxoSmithKline Capital Inc. 4.85% 2013	24,000	24,097
GlaxoSmithKline Capital Inc. 5.65% 2018	41,127	43,276
GlaxoSmithKline Capital Inc. 6.375% 2038	33,650	38,153
Schering-Plough Corp. 5.55% 2013[1]	27,559	27,790
Schering-Plough Corp. 5.375% 2014	€6,120	7,971
Schering-Plough Corp. 6.00% 2017	$49,164	48,749
Biogen Idec Inc. 6.00% 2013	36,525	36,159
Biogen Idec Inc. 6.875% 2018	27,000	26,425
AstraZeneca PLC 5.40% 2012	12,000	12,684
AstraZeneca PLC 5.40% 2014	6,000	6,279
AstraZeneca PLC 6.45% 2037	8,000	9,125
Bayer AG 5.00% (undated)[1]	€23,085	24,034
Wyeth 5.50% 2016	$15,000	15,297
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	3,125	1,859
Elan Finance PLC and Elan Finance Corp. 6.328% 2013[1]	5,135	2,439
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	10,910	5,728
Warner Chilcott Corp. 8.75% 2015	5,150	4,609
Amgen Inc. 4.00% 2009	4,000	3,998
Mylan Inc., Term Loan B, 4.75% 2014[1,6,7]	4,141	3,531
		342,203

CONSUMER STAPLES — 1.06%
Food & staples retailing — 0.79%
Kroger Co. 5.00% 2013	8,750	8,432
Kroger Co. 7.50% 2014	8,455	8,897
Kroger Co. 6.40% 2017	58,325	58,915
CVS Caremark Corp. 2.503% 2010[1]	5,000	4,602
CVS Corp. 7.77% 2012[2,6]	697	707
CVS Corp. 5.789% 2026[2,3,6]	14,610	8,567
CVS Corp. 6.036% 2028[2,3,6]	34,037	19,143
CVS Caremark Corp. 6.943% 2030[2,6]	24,430	15,394
Tesco PLC 5.50% 2017[2]	21,325	19,802
Tesco PLC 5.50% 2033	£265	337
Tesco PLC 6.15% 2037[2]	$20,000	17,719
Delhaize Group 6.50% 2017	26,205	23,831
Safeway Inc. 6.25% 2014	2,725	2,742
Safeway Inc. 6.35% 2017	20,000	19,806
Stater Bros. Holdings Inc. 8.125% 2012	9,160	8,336
Stater Bros. Holdings Inc. 7.75% 2015	9,400	7,943
SUPERVALU INC., Term Loan B, 2.689% 2012[1,6,7]	2,239	1,798
SUPERVALU INC. 7.50% 2012	365	323
Albertson’s, Inc. 7.25% 2013	3,950	3,358
SUPERVALU INC. 7.50% 2014	830	685
Albertson’s, Inc. 8.00% 2031	4,475	2,707
Duane Reade Inc. 6.496% 2010[1]	4,992	3,669
Duane Reade Inc. 9.75% 2011	7,695	4,117
Vitamin Shoppe Industries Inc. 9.649% 2012[1]	7,490	5,318
Walgreen Co. 4.875% 2013	5,000	5,155
Costco Wholesale Corp. 5.30% 2012	3,000	3,133
		255,436

Food, beverage & tobacco — 0.26%
Tyson Foods, Inc. 7.85% 2016[1]	36,905	27,494
Altria Group, Inc. 9.70% 2018	2,925	3,167
Altria Group, Inc. 9.95% 2038	12,500	13,645
Constellation Brands, Inc. 8.375% 2014	2,075	1,982
Constellation Brands, Inc. 7.25% 2017	9,945	9,448
H.J. Heinz Co. 15.59% 2011[1,2]	10,000	11,189
Dole Food Co., Inc. 7.25% 2010	2,175	1,528
Dole Food Co., Inc. 8.875% 2011	7,915	4,986
Smithfield Foods, Inc., Series B, 8.00% 2009	1,500	1,433
Smithfield Foods, Inc., Series B, 7.75% 2013	150	97
Smithfield Foods, Inc. 7.75% 2017	3,100	1,782
JBS SA 10.50% 2016	4,370	3,081
Cott Beverages Inc. 8.00% 2011	4,950	3,044
Diageo Capital PLC 5.75% 2017	1,437	1,393
Pilgrim’s Pride Corp. 7.625% 2015[4]	1,100	302
Pilgrim’s Pride Corp. 8.375% 2017[4]	1,050	68
		84,639

Household & personal products — 0.01%
Elizabeth Arden, Inc. 7.75% 2014	2,905	1,903
Yankee Candle Co., Inc., Series B, 8.50% 2015	4,025	1,897
		3,800

MATERIALS — 1.04%
International Paper Co. 7.40% 2014	40,990	33,635
International Paper Co. 7.95% 2018	35,605	28,184
ArcelorMittal 6.125% 2018	52,900	36,282
Stora Enso Oyj 6.404% 2016[2]	22,800	15,073
Stora Enso Oyj 7.25% 2036[2]	36,290	19,159
C5 Capital (SPV) Ltd. 6.196% (undated)[1,2]	15,000	6,910
C8 Capital (SPV) Ltd. 6.64% (undated)[1,2]	23,905	12,143
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	13,295	6,337
Rio Tinto Finance (USA) Ltd. 5.875% 2013	31,500	25,114
Rohm and Haas Co. 5.60% 2013	950	918
Rohm and Haas Co. 6.00% 2017	25,850	23,564
UPM-Kymmene Corp. 5.625% 2014[2]	34,190	22,169
UPM-Kymmene Corp. 6.625% 2017	£235	270
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	$800	721
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	16,580	14,109
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,230	1,831
Nalco Co. 7.75% 2011	4,760	4,593
Nalco Co. 8.875% 2013	4,350	3,698
Nalco Co. 9.00% 2013	€1,000	1,024
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[9]	2,254	1,634
E.I. du Pont de Nemours and Co. 4.125% 2010	2,000	2,017
E.I. du Pont de Nemours and Co. 5.00% 2013	6,355	6,418
E.I. du Pont de Nemours and Co. 5.25% 2016	2,000	1,991
Building Materials Corp. of America 7.75% 2014	9,950	6,318
Commercial Metals Co. 6.50% 2017	7,000	5,319
Plastipak Holdings, Inc. 8.50% 2015[2]	7,690	5,191
Georgia Gulf Corp. 9.50% 2014	15,380	4,691
Georgia-Pacific Corp. 8.125% 2011	4,025	3,804
Weyerhaeuser Co. 7.375% 2032	2,500	1,627
Weyerhaeuser Co. 6.875% 2033	2,500	1,664
Arbermarle Corp. 5.10% 2015	3,656	3,238
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	10,775	1,886
Stone Container Corp. 8.375% 2012	1,000	170
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,250	225
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	4,225	824
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	5,494	3,104
Associated Materials Inc. 9.75% 2012	3,450	2,734
AMH Holdings, Inc. 0%/11.25% 2014[9]	375	210
Praxair, Inc. 4.625% 2015	2,500	2,520
Rockwood Specialties Group, Inc. 7.50% 2014	2,320	1,798
Rockwood Specialties Group, Inc. 7.625% 2014	€500	488
Owens-Illinois, Inc. 7.50% 2010	$2,250	2,239
Graphic Packaging International, Inc. 8.50% 2011	2,375	1,995
ICI Wilmington, Inc. 5.625% 2013	2,000	1,930
NewPage Corp., Series B, 10.00% 2012	3,500	1,557
NewPage Corp., Series A, 12.00% 2013	980	284
Metals USA Holdings Corp. 10.883% 2012[1,8]	3,410	972
Metals USA, Inc. 11.125% 2015	1,200	714
Domtar Corp. 5.375% 2013	725	453
Domtar Corp. 7.125% 2015	1,810	1,186
Vale Overseas Ltd. 6.25% 2017	1,500	1,418
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,600	1,414
FMG Finance Pty Ltd. 10.625% 2016[2]	2,000	1,170
AEP Industries Inc. 7.875% 2013	1,985	1,131
Dow Chemical Co. 5.70% 2018	1,000	890
Momentive Performance Materials Inc. 9.75% 2014	2,000	860
Airgas, Inc. 6.25% 2014	550	470
Airgas, Inc. 7.125% 2018[2]	250	214
Neenah Paper, Inc. 7.375% 2014	1,140	621
Abitibi-Consolidated Inc. 7.75% 2011	505	48
Abitibi-Consolidated Co. of Canada 6.00% 2013	975	83
Abitibi-Consolidated Co. of Canada 8.375% 2015	5,000	425
		333,679

INFORMATION TECHNOLOGY — 0.89%
Semiconductors & semiconductor equipment — 0.34%
KLA-Tencor Corp. 6.90% 2018	56,300	42,648
NXP BV and NXP Funding LLC 7.503% 2013[1]	9,320	3,134
NXP BV and NXP Funding LLC 8.068% 2013[1]	€6,075	2,116
NXP BV and NXP Funding LLC 7.875% 2014	$24,285	9,593
NXP BV and NXP Funding LLC 8.625% 2015	€10,050	2,591
NXP BV and NXP Funding LLC 9.50% 2015	$31,070	5,981
Freescale Semiconductor, Inc., Term Loan B, 3.931% 2013[1,6,7]	2,585	1,543
Freescale Semiconductor, Inc. 5.871% 2014[1]	2,500	863
Freescale Semiconductor, Inc. 8.875% 2014	7,300	3,249
Freescale Semiconductor, Inc. 9.875% 2014[1,8]	45,275	10,640
Freescale Semiconductor, Inc. 10.125% 2016	11,625	4,824
National Semiconductor Corp. 6.15% 2012	3,700	3,316
National Semiconductor Corp. 6.60% 2017	24,500	17,365
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014[4]	2,250	22
		107,885

Technology hardware & equipment — 0.33%
Electronic Data Systems Corp., Series B, 6.00% 2013[1]	31,625	32,803
Electronic Data Systems Corp. 7.45% 2029	4,520	4,910
Jabil Circuit, Inc. 5.875% 2010	4,750	4,370
Jabil Circuit, Inc. 8.25% 2018	39,725	25,424
Cisco Systems, Inc. 5.25% 2011	10,000	10,387
Hughes Communications, Inc. 9.50% 2014	12,425	10,157
Sanmina-SCI Corp. 4.746% 2010[1,2]	866	801
Sanmina-SCI Corp. 6.75% 2013	6,275	2,730
Sanmina-SCI Corp. 4.746% 2014[1,2]	3,750	2,044
Sanmina-SCI Corp. 8.125% 2016	10,350	4,088
Celestica Inc. 7.875% 2011	5,700	5,216
Sensata Technologies BV 8.00% 2014[1]	8,575	3,902
Nortel Networks Ltd. 9.003% 2011[1]	3,500	892
		107,724

Software & services — 0.22%
Oracle Corp. 5.75% 2018	3,150	3,301
Oracle Corp. 6.50% 2038	30,000	33,143
SunGard Data Systems Inc. 9.125% 2013	12,975	11,288
First Data Corp., Term Loan B2, 3.211% 2014[1,6,7]	14,567	9,425
First Data Corp. 9.875% 2015[2]	1,500	915
Ceridian Corp. 11.25% 2015[2]	13,050	6,965
Serena Software, Inc. 10.375% 2016	11,262	5,772
Exodus Communications, Inc. 11.625% 2010[3,4]	1,128	—
		70,809

Total corporate bonds & notes		11,798,645

MORTGAGE-BACKED OBLIGATIONS — 26.27%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS[6] — 14.83%
Fannie Mae 7.00% 2009	2	2
Fannie Mae 7.50% 2009	31	31
Fannie Mae 7.50% 2009	11	11
Fannie Mae 7.50% 2009	2	2
Fannie Mae 7.50% 2009	2	2
Fannie Mae 7.50% 2009	1	1
Fannie Mae 7.50% 2009	—	—
Fannie Mae 8.50% 2009	3	3
Fannie Mae 9.50% 2009	4	4
Fannie Mae 7.00% 2010	3	3
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	46,225	48,746
Fannie Mae 4.89% 2012	25,000	26,221
Fannie Mae 7.00% 2016	144	150
Fannie Mae 11.50% 2016	290	325
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	7,406	7,647
Fannie Mae 5.50% 2018	422	436
Fannie Mae 9.00% 2018	23	25
Fannie Mae 10.00% 2018	226	254
Fannie Mae 4.50% 2019	19,702	20,236
Fannie Mae 4.50% 2019	19,341	19,866
Fannie Mae 5.50% 2019	4,375	4,528
Fannie Mae 5.50% 2019	1,794	1,854
Fannie Mae 12.00% 2019	299	338
Fannie Mae 4.50% 2020	5,028	5,158
Fannie Mae 5.50% 2020	16,090	16,649
Fannie Mae 5.50% 2020	1,797	1,858
Fannie Mae 11.00% 2020	120	134
Fannie Mae 11.23% 2020[1]	279	323
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	25,693	26,046
Fannie Mae 5.50% 2022	41,339	42,672
Fannie Mae 9.00% 2022	39	42
Fannie Mae 5.50% 2023	63,938	65,999
Fannie Mae 5.50% 2023	40,820	42,135
Fannie Mae 5.50% 2023	31,241	32,248
Fannie Mae 6.00% 2023	4,949	5,151
Fannie Mae 7.50% 2023	79	83
Fannie Mae: 5.50% 2024	38,000	39,149
Fannie Mae 6.00% 2024	12,923	13,361
Fannie Mae, Series 2001-4, Class GA, 10.156% 2025[1]	515	579
Fannie Mae, Series 2001-4, Class NA, 11.873% 2025[1]	2,236	2,473
Fannie Mae 6.00% 2026	29,752	30,761
Fannie Mae 6.123% 2026[1]	503	511
Fannie Mae 5.50% 2027	25,492	26,179
Fannie Mae 6.50% 2027	27,823	28,952
Fannie Mae 6.50% 2027	23,957	24,929
Fannie Mae 6.50% 2027	19,996	20,807
Fannie Mae 8.50% 2027	8	9
Fannie Mae 6.00% 2028	10,716	11,052
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	2,026	1,573
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	3,792	3,997
Fannie Mae 6.50% 2029	191	201
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	671	708
Fannie Mae 7.50% 2029	68	71
Fannie Mae 7.50% 2029	46	48
Fannie Mae 7.50% 2030	144	152
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	5,600	5,835
Fannie Mae 7.50% 2031	366	385
Fannie Mae 7.50% 2031	40	42
Fannie Mae, Series 2001-20, Class E, 9.625% 2031[1]	85	95
Fannie Mae, Series 2001-20, Class C, 12.049% 2031[1]	88	100
Fannie Mae 6.50% 2032	593	616
Fannie Mae 5.50% 2033	32,551	33,481
Fannie Mae 6.50% 2034	882	915
Fannie Mae 4.569% 2035[1]	12,120	12,228
Fannie Mae 5.50% 2035	41,779	42,939
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	6,511	6,679
Fannie Mae 6.50% 2035	10,480	10,945
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[3]	9,137	7,190
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	8,257	6,833
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,924	1,557
Fannie Mae 5.00% 2036	130,319	133,328
Fannie Mae 5.00% 2036	54,683	55,946
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	8,188	8,306
Fannie Mae 6.00% 2036	40,473	41,746
Fannie Mae 6.00% 2036	30,511	31,471
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	21,428	22,095
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	19,187	19,792
Fannie Mae 6.00% 2036	11,906	12,280
Fannie Mae 6.50% 2036	9,136	9,544
Fannie Mae 6.50% 2036	5,050	5,163
Fannie Mae 7.00% 2036	4,146	4,266
Fannie Mae 7.00% 2036	1,862	1,955
Fannie Mae 7.00% 2036	1,741	1,827
Fannie Mae 7.00% 2036	1,183	1,218
Fannie Mae 7.50% 2036	1,722	1,773
Fannie Mae 7.50% 2036	911	937
Fannie Mae 8.00% 2036	2,835	2,930
Fannie Mae 5.498% 2037[1]	45,616	46,677
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	30,898	32,084
Fannie Mae 5.632% 2037[1]	12,371	12,644
Fannie Mae 5.755% 2037[1]	19,821	20,276
Fannie Mae 5.783% 2037[1]	23,048	23,622
Fannie Mae 5.994% 2037[1]	36,593	37,574
Fannie Mae 6.00% 2037	56,329	58,100
Fannie Mae 6.00% 2037	13,645	13,801
Fannie Mae 6.00% 2037	8,538	8,636
Fannie Mae 6.00% 2037[3]	4,871	4,887
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	4,395	4,544
Fannie Mae 6.00% 2037	4,130	4,260
Fannie Mae 6.018% 2037[1]	38,194	39,156
Fannie Mae 6.122% 2037[1]	21,511	22,129
Fannie Mae 6.423% 2037[1]	12,606	12,995
Fannie Mae 6.50% 2037	28,096	29,254
Fannie Mae 6.50% 2037	27,461	28,078
Fannie Mae 6.50% 2037[3]	26,683	27,025
Fannie Mae 6.50% 2037	21,320	22,185
Fannie Mae 6.50% 2037	21,357	21,837
Fannie Mae 6.50% 2037	15,414	15,760
Fannie Mae 6.50% 2037	14,436	15,022
Fannie Mae 6.50% 2037	13,482	14,030
Fannie Mae 6.50% 2037	13,281	13,820
Fannie Mae 6.50% 2037	11,567	12,036
Fannie Mae 6.50% 2037	10,289	10,520
Fannie Mae 6.50% 2037[3]	9,774	9,889
Fannie Mae 6.50% 2037	9,137	9,508
Fannie Mae 6.50% 2037	8,244	8,579
Fannie Mae 6.50% 2037	1,457	1,516
Fannie Mae 6.50% 2037	1,313	1,366
Fannie Mae 6.714% 2037[1]	15,483	15,967
Fannie Mae 6.78% 2037[1]	1,517	1,564
Fannie Mae 7.00% 2037	75,110	78,778
Fannie Mae 7.00% 2037	36,991	38,058
Fannie Mae 7.00% 2037	23,041	24,166
Fannie Mae 7.00% 2037	14,275	14,687
Fannie Mae 7.00% 2037	14,148	14,555
Fannie Mae 7.00% 2037	12,479	12,839
Fannie Mae 7.00% 2037	12,283	12,637
Fannie Mae 7.00% 2037[3]	11,931	12,110
Fannie Mae 7.00% 2037	10,242	10,743
Fannie Mae 7.00% 2037	9,075	9,337
Fannie Mae 7.00% 2037	7,534	7,751
Fannie Mae 7.00% 2037	6,949	7,150
Fannie Mae 7.00% 2037	6,464	6,651
Fannie Mae 7.00% 2037	5,527	5,687
Fannie Mae 7.00% 2037	5,011	5,155
Fannie Mae 7.00% 2037	3,963	4,077
Fannie Mae 7.00% 2037	2,462	2,533
Fannie Mae 7.00% 2037	1,796	1,886
Fannie Mae 7.00% 2037	1,774	1,864
Fannie Mae 7.00% 2037	1,676	1,724
Fannie Mae 7.00% 2037	1,604	1,650
Fannie Mae 7.00% 2037	1,135	1,190
Fannie Mae 7.00% 2037	1,095	1,127
Fannie Mae 7.00% 2037	829	870
Fannie Mae 7.50% 2037	7,956	8,349
Fannie Mae 7.50% 2037	4,051	4,170
Fannie Mae 7.50% 2037[3]	4,018	4,069
Fannie Mae 7.50% 2037	3,904	4,018
Fannie Mae 7.50% 2037	3,433	3,534
Fannie Mae 7.50% 2037	2,294	2,361
Fannie Mae 7.50% 2037	2,270	2,337
Fannie Mae 7.50% 2037	2,085	2,146
Fannie Mae 7.50% 2037	1,976	2,034
Fannie Mae 7.50% 2037	1,953	2,010
Fannie Mae 7.50% 2037	1,564	1,610
Fannie Mae 7.50% 2037	1,528	1,573
Fannie Mae 7.50% 2037	1,327	1,366
Fannie Mae 7.50% 2037	1,081	1,113
Fannie Mae 7.50% 2037	1,070	1,101
Fannie Mae 7.50% 2037	1,003	1,032
Fannie Mae 7.50% 2037	860	885
Fannie Mae 7.50% 2037	631	663
Fannie Mae 7.50% 2037	607	624
Fannie Mae 7.50% 2037	571	588
Fannie Mae 8.00% 2037	3,298	3,408
Fannie Mae 8.00% 2037	3,055	3,163
Fannie Mae 8.00% 2037	2,337	2,415
Fannie Mae 8.00% 2037	1,895	1,996
Fannie Mae 8.00% 2037	1,147	1,186
Fannie Mae 5.00% 2038	68,233	69,786
Fannie Mae 5.00% 2038	19,908	20,361
Fannie Mae 5.00% 2038	19,887	20,340
Fannie Mae 5.322% 2038[1]	13,832	14,111
Fannie Mae 5.50% 2038	56,630	58,158
Fannie Mae 5.50% 2038	41,133	42,243
Fannie Mae 5.50% 2038	24,517	25,187
Fannie Mae 5.50% 2038	20,905	21,470
Fannie Mae 5.50% 2038	14,988	15,392
Fannie Mae 5.50% 2038	3,880	3,987
Fannie Mae 5.553% 2038[1]	2,985	3,038
Fannie Mae 5.744% 2038[1]	30,976	31,810
Fannie Mae 6.00% 2038	24,950	25,762
Fannie Mae 6.00% 2038	20,389	21,031
Fannie Mae 7.00% 2038	26,239	26,995
Fannie Mae 7.00% 2038	18,498	19,401
Fannie Mae 6.00% 2039	68,500	70,571
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	6,151	6,476
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,967	2,050
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	4,255	4,487
Fannie Mae 6.00% 2047	1,102	1,109
Fannie Mae 6.50% 2047	1,382	1,415
Fannie Mae 6.50% 2047	1,350	1,383
Fannie Mae 6.50% 2047	854	870
Fannie Mae 7.00% 2047	7,197	7,377
Fannie Mae 7.00% 2047	523	536
Fannie Mae 7.50% 2047	1,743	1,788
Fannie Mae 7.50% 2047	1,026	1,052
Fannie Mae 7.50% 2047	1,010	1,035
Freddie Mac 8.50% 2009	10	10
Freddie Mac 8.50% 2010	16	16
Freddie Mac 6.00% 2017	411	428
Freddie Mac, Series 2310, Class A, 10.543% 2017[1]	356	392
Freddie Mac 11.00% 2018	52	58
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,440
Freddie Mac 5.50% 2019	9,152	9,473
Freddie Mac 8.50% 2020	129	137
Freddie Mac 8.50% 2020	45	48
Freddie Mac, Series 41, Class F, 10.00% 2020	94	95
Freddie Mac, Series 178, Class Z, 9.25% 2021[3]	72	75
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,895	1,837
Freddie Mac, Series 2922, Class EL, 4.50% 2023	39,649	40,213
Freddie Mac 5.00% 2023	44,639	45,943
Freddie Mac 5.00% 2023	43,135	44,395
Freddie Mac 5.00% 2023	14,310	14,728
Freddie Mac 5.00% 2023	4,727	4,865
Freddie Mac 5.00% 2023	2,584	2,660
Freddie Mac 5.00% 2023	256	264
Freddie Mac 5.50% 2023	41,002	42,337
Freddie Mac 5.50% 2023	11,718	12,100
Freddie Mac 5.50% 2023	10,459	10,800
Freddie Mac 5.50% 2023	9,097	9,393
Freddie Mac 5.50% 2023	3,663	3,782
Freddie Mac 5.50% 2023	2,847	2,940
Freddie Mac 5.50% 2023	938	968
Freddie Mac, Series 1617, Class PM, 6.50% 2023	2,040	2,130
Freddie Mac 6.00% 2026	31,700	32,773
Freddie Mac 6.00% 2026	24,217	25,037
Freddie Mac 8.00% 2026	91	96
Freddie Mac 5.50% 2027	15,773	16,198
Freddie Mac 6.00% 2027	179,349	185,423
Freddie Mac 8.50% 2027	22	23
Freddie Mac, Series 2153, Class GG, 6.00% 2029	3,628	3,768
Freddie Mac, Series 2122, Class QM, 6.25% 2029	6,220	6,429
Freddie Mac 4.635% 2035[1]	14,814	14,961
Freddie Mac, Series 3061, Class PN, 5.50% 2035	47,136	48,607
Freddie Mac 6.50% 2035[3]	336	335
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	8,091	6,853
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	5,796	4,951
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	5,722	4,899
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	5,080	4,340
Freddie Mac 5.00% 2036	59,652	60,906
Freddie Mac, Series 3257, Class PA, 5.50% 2036	50,765	52,313
Freddie Mac 5.602% 2036[1]	4,959	5,063
Freddie Mac 5.862% 2036[1]	21,805	22,328
Freddie Mac, Series 3233, Class PA, 6.00% 2036	41,067	42,523
Freddie Mac, Series 3156, Class NG, 6.00% 2036	13,174	13,615
Freddie Mac, Series 3286, Class JN, 5.50% 2037	65,506	67,040
Freddie Mac, Series 3318, Class JT, 5.50% 2037	36,337	37,188
Freddie Mac 5.50% 2037	35,152	36,021
Freddie Mac 5.50% 2037	30,721	31,481
Freddie Mac, Series 3312, Class PA, 5.50% 2037	27,671	28,281
Freddie Mac 5.631% 2037[1]	17,166	17,526
Freddie Mac 5.668% 2037[1]	7,994	8,144
Freddie Mac 5.979% 2037[1]	28,398	29,080
Freddie Mac, Series 3271, Class OA, 6.00% 2037	17,404	18,040
Freddie Mac 6.00% 2037	3,311	3,415
Freddie Mac 6.032% 2037[1]	21,892	22,534
Freddie Mac 6.049% 2037[1]	13,218	13,520
Freddie Mac 6.207% 2037[1]	18,303	18,492
Freddie Mac 6.258% 2037[1]	30,730	31,494
Freddie Mac 6.267% 2037[1]	3,776	3,873
Freddie Mac 7.00% 2037	23,395	23,891
Freddie Mac 7.00% 2037	2,566	2,620
Freddie Mac 7.00% 2037	2,364	2,414
Freddie Mac 7.00% 2037	1,936	1,977
Freddie Mac 7.00% 2037[3]	941	937
Freddie Mac 7.00% 2037[3]	906	902
Freddie Mac 7.00% 2037[3]	794	790
Freddie Mac 7.50% 2037	25,682	26,241
Freddie Mac 4.816% 2038[1]	14,851	14,965
Freddie Mac 5.00% 2038	69,767	71,211
Freddie Mac 5.00% 2038	53,493	54,600
Freddie Mac 5.00% 2038	45,187	46,123
Freddie Mac 5.00% 2038	39,716	40,538
Freddie Mac 5.00% 2038	33,256	34,027
Freddie Mac 5.00% 2038	22,409	22,873
Freddie Mac 5.00% 2038	22,167	22,626
Freddie Mac 5.00% 2038	9,937	10,143
Freddie Mac 5.054% 2038[1]	9,964	10,065
Freddie Mac 5.132% 2038[1]	1,997	2,023
Freddie Mac 5.50% 2038	66,970	68,626
Freddie Mac 5.50% 2038	49,419	50,642
Freddie Mac 5.50% 2038	35,623	36,504
Freddie Mac 5.50% 2038	29,975	30,716
Freddie Mac 5.50% 2038	24,850	24,843
Freddie Mac 5.608% 2038[1]	35,634	36,423
Freddie Mac 6.00% 2038	207,595	214,124
Freddie Mac 6.50% 2047	2,732	2,783
Freddie Mac 6.50% 2047	1,097	1,117
Freddie Mac 7.00% 2047	1,009	1,027
Freddie Mac 7.00% 2047	705	717
Government National Mortgage Assn. 6.50% 2009	1	1
Government National Mortgage Assn. 7.50% 2009	6	6
Government National Mortgage Assn. 7.50% 2009	3	3
Government National Mortgage Assn. 7.50% 2009	2	2
Government National Mortgage Assn. 7.50% 2009	1	1
Government National Mortgage Assn. 7.50% 2009	1	1
Government National Mortgage Assn. 7.50% 2009	1	1
Government National Mortgage Assn. 7.50% 2009	—	—
Government National Mortgage Assn. 9.00% 2009	4	4
Government National Mortgage Assn. 9.50% 2009	49	49
Government National Mortgage Assn. 9.50% 2009[3]	4	4
Government National Mortgage Assn. 9.00% 2016	76	83
Government National Mortgage Assn. 9.00% 2017	20	22
Government National Mortgage Assn. 9.50% 2019	162	183
Government National Mortgage Assn. 8.50% 2020	27	30
Government National Mortgage Assn. 8.50% 2020	9	9
Government National Mortgage Assn. 9.50% 2020	66	75
Government National Mortgage Assn. 10.00% 2020	506	581
Government National Mortgage Assn. 8.50% 2021	161	177
Government National Mortgage Assn. 8.50% 2021	104	114
Government National Mortgage Assn. 8.50% 2021	33	36
Government National Mortgage Assn. 8.50% 2021	32	35
Government National Mortgage Assn. 10.00% 2021	919	1,037
Government National Mortgage Assn. 9.00% 2022	23	26
Government National Mortgage Assn. 8.50% 2023	24	26
Government National Mortgage Assn. 8.50% 2024	14	15
Government National Mortgage Assn. 8.50% 2024	7	7
Government National Mortgage Assn. 8.50% 2027	29	32
Government National Mortgage Assn. 8.50% 2028	23	25
Government National Mortgage Assn. 8.50% 2029	27	30
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	5,060	4,041
Government National Mortgage Assn. 6.00% 2038	175,944	181,896
Government National Mortgage Assn. 6.50% 2038	30,936	32,269
Government National Mortgage Assn., Series 2003, Class A, 5.612% 2058[3]	10,515	10,725
		4,770,781

COMMERCIAL MORTGAGE-BACKED SECURITIES[6] — 5.60%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-3, 6.26% 2033	3,744	3,614
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class F, 5.981% 2034[1,2]	2,500	1,230
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	681	654
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,500	1,957
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	11,232	10,611
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037[1]	61,300	50,773
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135% 2037[2]	400	228
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	6,076	5,574
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	21,050	17,171
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-2, 4.575% 2042	20,058	17,721
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	9,692	8,859
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	25,000	21,267
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[1]	1,655	1,305
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	9,045
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[1]	21,259	16,134
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[1]	29,000	22,842
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	91,455	86,337
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,215	1,126
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034	446	433
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,475	2,422
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	594	553
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	43,386	42,026
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 2035[1,2]	1,500	973
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class G, 6.006% 2036[1,2]	500	257
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	30,004	28,232
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	15,423	14,751
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	12,900	10,559
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-2, 4.512% 2037	1,690	1,559
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037[3]	20,000	16,904
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A-MFX, 4.877% 2037	10,000	5,970
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[2]	8,240	2,818
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	13,000	12,397
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class F, 4.518% 2038[2]	2,000	902
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	20,710	16,833
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	12,200	11,004
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[1]	12,000	10,294
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	20,600	16,975
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.552% 2039[1]	14,750	11,005
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 2039[1]	7,305	5,969
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[1]	42,000	32,775
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-M, 5.23% 2040[1]	5,000	2,919
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 7.946% 2041[1]	850	827
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.369% 2031[1]	139,452	1,443
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.119% 2031[1,2]	65,643	711
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	16,338	16,285
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	9,941	9,651
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class D, 6.94% 2035[2]	3,000	2,939
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	8,054
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	64,000	58,093
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	38,825	30,752
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	57,100	60,839
Fannie Mae, Series 2001-T6B, 6.088% 2011	48,000	51,780
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	2,431	2,223
Wachovia Bank Commercial Mortgage Trust, Series 2004-C14, Class A-2, 4.368% 2041	1,530	1,457
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	21,443	20,147
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	3,000	2,597
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[1]	35,000	28,458
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[1]	4,650	3,714
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	17,000	15,098
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.265% 2044[1]	15,350	12,343
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.27% 2044[1]	8,038	6,827
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	13,851
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2,3]	33,000	26,400
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2,3]	3,300	2,376
SBA CMBS Trust, Series 2005-1, Class E, 6.706% 2035[2,3]	7,460	4,476
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[2,3]	48,500	38,800
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[2,3]	14,180	10,919
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[2]	12,329	8,754
SBA CMBS Trust, Series 2006-1A, Class E, 6.174% 2036[2]	4,025	2,777
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2,3]	375	255
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2,3]	3,375	2,261
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[2,3]	5,040	3,326
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[2,3]	2,375	1,544
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	36,000	30,600
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[2]	43,000	30,324
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[2,3]	31,000	18,395
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2,3]	10,350	5,922
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2,3]	1,400	762
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2]	33,100	27,188
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[2,3]	10,000	7,581
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[2]	10,000	6,712
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2,3]	36,415	21,849
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2,3]	11,375	6,260
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[2,3]	13,470	7,039
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	48,616	47,768
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	9,975	8,206
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	2,000	1,780
Banc of America Commercial Mortgage Inc., Series 2004-4, Class B, 4.985% 2042	1,000	388
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 4.988% 2042[1]	15,360	12,792
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	1,260	1,074
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[1]	2,500	1,989
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[3]	47,208	44,920
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[1]	51,820	40,464
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.875% 2045[1]	7,645	3,962
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.115% 2039[1]	8,000	3,994
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	19,193	9,690
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.338% 2044[1]	33,700	25,166
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033	2,552	2,553
Commercial Mortgage Trust, Series 2004-LB3A, Class A-4, 5.234% 2037	10,956	9,617
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	17,248
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	9,955	9,313
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class F, 7.222% 2029	1,647	1,636
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	29,031	28,005
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class F, 4.718% 2036[1,2]	1,000	472
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class G, 4.817% 2036[1,2]	1,000	460
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-3, 4.207% 2041	8,000	7,770
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[2,3]	22,500	19,290
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[2]	3,670	2,752
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[2,3]	10,000	7,000
Tower Ventures, LLC, Series 2006-1, Class E, 6.495% 2036[2,3]	4,730	3,216
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2,3]	8,730	5,762
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	2,107	1,937
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	13,045	11,664
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 2037[1]	11,000	8,816
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[1]	15,000	13,592
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	40,324	35,402
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.242% 2037[1]	4,620	2,769
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[1]	8,500	6,712
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.657% 2039[1]	3,050	2,336
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[1]	6,805	5,115
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 2043[1]	5,065	3,996
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[1]	6,300	3,725
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 2043[1]	10,250	8,275
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.19% 2030[1]	31,076	30,964
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 15.51% 2030[1]	733	731
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[1]	41,210	30,242
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	19,248	18,912
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	7,372	7,218
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	2,335	2,211
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class A-2, 7.439% 2031	4,327	4,318
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	17,125	17,108
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	5,000	4,996
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	13,978	14,046
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	2,230	2,214
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	3,468	3,088
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A-M, 5.017% 2040[1]	10,000	5,892
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	73	72
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	18,090	17,706
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	2,500	2,176
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038	1,026	1,001
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	2,500	2,341
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031	18,000	17,946
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.724% 2049[1]	15,800	12,439
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	14,000	11,292
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	4,447	4,151
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,788	1,778
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	3,600	3,372
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	10,000	7,617
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.208% 2042[1]	7,875	6,461
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[2]	5,000	5,250
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	4,872	4,773
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	2,761	2,721
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033	665	657
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	359	358
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	51	51
		1,803,315

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)[6] — 5.19%
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 2-A-1, 5.00% 2019	6,724	5,701
Countrywide Alternative Loan Trust, Series 2006-J3, Class 2-A-1, 4.75% 2020	10,229	7,404
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	13,092	10,184
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	16,472	11,801
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	41,327	30,872
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	31,331	27,644
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	21,232	17,143
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	16,716	12,347
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	9,064	7,387
Countrywide Alternative Loan Trust, Series 2005-J13, Class 2-A-4, 5.50% 2035	8,060	3,944
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1-A-12, 5.50% 2035	8,000	3,536
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1-A-16, 5.50% 2035	4,618	1,816
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	2,358	1,993
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	11,454	8,945
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	5,877	4,004
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	943	610
Countrywide Alternative Loan Trust, Series 2006-36T2, Class 1-A-10, 0.791% 2036[1]	41,771	20,985
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A-7, 0.821% 2036[1]	88,592	49,408
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	15,209	12,897
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.821% 2037[1,3]	23,741	9,971
Countrywide Alternative Loan Trust, Series 2007-5CB, Class 1-A-19, 0.921% 2037[1,3]	81,198	36,539
Countrywide Alternative Loan Trust, Series 2007-21CB, Class 2-A-3, 0.971% 2037[1]	31,879	13,565
Countrywide Alternative Loan Trust, Series 2007-24, Class A-10, 7.00% 2037	12,785	6,727
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.93% 2047[1]	41,948	19,996
CS First Boston Mortgage Securities Corp., Series 2003-23, Class II-A-8, 4.50% 2018	10,880	9,866
CS First Boston Mortgage Securities Corp., Series 2003-27, Class VI-A-1, 5.00% 2018	7,759	6,984
CS First Boston Mortgage Securities Corp., Series 2003-23, Class VII-A-1, 5.00% 2018	3,786	3,324
CS First Boston Mortgage Securities Corp., Series 2004-6, Class II-A-1, 4.75% 2019	16,548	15,199
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	423	322
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	50	30
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	3,234	2,116
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,011	906
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	7,286	5,074
CS First Boston Mortgage Securities Corp., Series 2005-10, Class III-A-3, 5.50% 2035	11,000	3,848
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	5,219	3,369
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[2]	27,785	21,184
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 8-A-6, 1.101% 2036[1]	13,377	3,499
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 6-A-3, 5.50% 2036	27,123	16,090
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	23,412	18,285
CS First Boston Mortgage Securities Corp., Series 2006-4, Class 2-A-1, 6.50% 2036	19,612	8,518
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	12,673	12,642
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	7,885	5,595
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	30,340	17,490
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	2,344	1,402
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035	25,500	19,112
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	1,000	464
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035	3,000	2,127
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB-I, 5.868% 2035[1]	4,592	2,124
Residential Accredit Loans, Inc., Series 2005-QS15, Class II-A, 6.00% 2035	14,920	8,600
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-II-1, 5.95% 2036[1]	14,452	6,819
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	48,855	25,419
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	11,367	7,121
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037[3]	7,196	3,886
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.848% 2033[1]	11,838	9,553
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 3.955% 2033[1]	5,471	4,456
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.281% 2033[1]	3,409	2,547
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.536% 2034[1]	23,591	15,920
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.062% 2036[1]	2,457	1,595
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY3, Class 4-A1, 5.347% 2037[1]	7,420	4,302
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.826% 2037[1,3]	47,879	29,206
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.859% 2037[1]	33,659	17,032
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.869% 2037[1]	42,008	21,759
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.001% 2035[1]	3,371	1,935
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.851% 2036[1]	15,060	7,557
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.923% 2036[1]	66,586	33,531
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[1]	6,543	3,054
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 1-A1, 0.771% 2037[1]	8,860	4,086
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.884% 2037[1]	36,918	18,983
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.929% 2037[1]	21,242	10,154
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 5.979% 2037[1]	42,809	21,427
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.981% 2047[1]	11,020	5,614
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A-1, 0.791% 2037[1,3]	57,064	25,679
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037[3]	2,500	1,200
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.077% 2037[1]	26,435	11,493
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	75,649	40,893
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	25,503	11,214
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 1-A-2, 6.00% 2037	10,069	5,007
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	48,387	26,127
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037[3]	42,041	21,021
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	63,907	34,914
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.981% 2033[1]	9,457	6,271
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.131% 2033[1]	3,641	2,685
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 6.011% 2033[1]	1,747	1,306
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.221% 2034[1]	9,687	6,086
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.955% 2034[1]	1,796	1,192
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[1]	51,800	30,047
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 4.87% 2035[1]	31,946	16,993
Bear Stearns ARM Trust, Series 2007-2, Class I-A-1, 5.00% 2046[1]	866	446
Lehman Mortgage Trust, Series 2005-1, Class 6-A1, 5.00% 2020	29,092	25,024
Lehman Mortgage Trust, Series 2005-2, Class 5-A1, 1.371% 2035[1]	31,870	12,931
Lehman Mortgage Trust, Series 2006-7, Class 2-A1, 0.921% 2036[1,3]	12,359	5,314
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037	29,015	19,516
GSR Mortgage Loan Trust, Series 2004-2F, Class XIIIA-1, 5.00% 2019	4,598	4,185
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	30,860	28,151
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.911% 2035[1]	9,840	5,783
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A-4, 6.00% 2036	11,543	9,076
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 4.672% 2033[1]	2,664	2,047
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 4.91% 2033[1]	1,355	916
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.622% 2034[1]	6,797	4,269
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.08% 2034[1]	2,962	1,570
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.563% 2035[1]	24,302	13,689
CHL Mortgage Pass-Through Trust, Series 2007-2, Class A-16, 6.00% 2037	20,000	10,648
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.93% 2047[1]	8,727	4,579
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.086% 2047[1]	17,595	9,360
ChaseFlex Trust, Series 2007-M1, Class 2-AV2, 0.701% 2037[1]	71,622	44,598
Wells Fargo Mortgage-backed Securities Trust, Series 2003-11, Class II-A-1, 4.75% 2018	9,415	8,554
Wells Fargo Mortgage-backed Securities Trust, Series 2004-2, Class A-1, 5.00% 2019	5,044	4,591
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR19, Class A-6, 5.629% 2036[1]	10,000	5,565
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.665% 2036[1]	26,187	18,397
Wells Fargo Mortgage-backed Securities Trust, Series 2007-10, Class I-A-1, 6.00% 2037	5,728	3,795
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	11,799	10,739
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.572% 2035[1,3]	29,791	16,197
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.607% 2037[1]	7,036	3,916
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	9,015	7,014
Residential Asset Securitization Trust, Series 2005-A7, Class A-5, 5.50% 2035	5,338	2,074
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	14,669	9,409
Residential Asset Securitization Trust, Series 2006-A8, Class 1-A-2, 0.771% 2036[1]	10,696	5,732
Residential Asset Securitization Trust, Series 2006-A8, Class 3-A-11, 6.00% 2036	3,853	1,580
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.68% 2034[1]	5,407	5,012
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	2,319	1,858
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 3-A-1, 5.562% 2035[1]	20,515	9,479
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 5-A-3, 5.50% 2036	19,140	7,771
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class IA-3, 5.75% 2036	10,000	5,342
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class IA-1, 6.00% 2036	15,000	9,317
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class IA-1, 6.00% 2037	15,000	8,153
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.762% 2036[1]	25,227	12,400
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.253% 2036[1]	20,459	9,632
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.938% 2035[1]	23,457	11,401
Banc of America Funding Trust, Series 2007-1, Class T-A-5, 6.09% 2037[1]	13,249	9,380
TBW Mortgage-Backed Trust, Series 2006-1, Class 6-A-1, 6.50% 2036	16,530	7,519
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.891% 2037[1]	22,000	12,651
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	4,193	3,569
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	551	441
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,065	800
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	13,433	9,569
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,379	2,368
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	4,231	2,882
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	414	286
SunTrust Alternative Loan Trust, Series 2005-1F, Class 3-A-1, 6.50% 2035	24,349	12,524
SunTrust Alternative Loan Trust, Series 2005-1F, Class 4-A-1, 6.50% 2035	15,556	6,368
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.591% 2046[1]	23,548	18,730
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	10,212	8,313
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC2, Class II-1A-1, 6.00% 2036	13,433	8,291
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[1]	32,622	14,741
J.P. Morgan Alternative Loan Trust, Series 2006-A1, Class 2-A-1, 5.802% 2036[1]	17,602	8,396
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.296% 2036[1]	12,799	6,095
Structured Asset Securities Corp., Series 2003-20, Class 2-A-4, 4.50% 2018	4,317	3,929
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.461% 2027[1,2]	4,544	4,538
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.641% 2027[1,2]	1,681	1,680
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.805% 2028[1,2]	1,085	1,148
Structured Asset Securities Corp., Series 2003-17A, Class 3-A-1, 6.629% 2033[1]	457	368
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035	2,180	1,720
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.882% 2036[1]	18,562	12,676
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.734% 2036[1]	4,000	2,004
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.793% 2037[1]	21,750	9,976
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.528% 2033[1]	6,605	4,736
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 4.67% 2033[1]	8,749	6,363
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.903% 2036[1]	24,421	10,917
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037	21,115	9,957
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.641% 2037[1]	21,756	8,929
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	9,249	7,585
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	12,779	7,367
GSAA Home Equity Trust, Series 2007-10, Class A-1A, 6.00% 2037	13,700	7,144
First Horizon Mortgage Pass-Through Trust, Series 2003-5, Class II-A-2, 5.00% 2018	8,117	6,961
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[1,2]	8,500	6,779
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.63% 2036[1]	10,142	6,354
Residential Funding Mortgage Securities I, Inc., Series 2006-S11, Class A-4, 6.00% 2036	7,393	5,539
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,148	793
Washington Mutual Mortgage, WMALT Series 2006-2, Class 1-A-3, 6.00% 2036	12,000	3,994
Sequoia Mortgage Trust, Series 2007-1, Class 4-A1, 5.782% 2046[1]	5,807	3,795
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.842% 2033[1]	3,408	2,891
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class II-A, 4.694% 2033[1]	3,705	2,580
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 5.447% 2036[1]	3,469	1,648
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 1.329% 2040[1,2]	1,542	1,150
American Home Mortgage Investment Trust, Series 2004-1, Class III-A, 3.28% 2044	903	688
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027[2]	407	289
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	269	268
		1,669,392

OTHER MORTGAGE-BACKED SECURITIES[6] — 0.65%
Nykredit 4.00% 2035	Dkr293,352	50,613
Nykredit 5.00% 2038	171,033	30,982
Bank of America 5.50% 2012[2]	$34,750	35,817
Nationwide Building Society, Series 2007-2, 5.50% 2012[2]	34,750	32,198
Deutsche Genossenschaftsbank-Hypothekenbank AG 5.25% 2009	€19,447	27,509
Northern Rock PLC 5.625% 2017[2]	$20,000	20,037
Dexia Municipal Agency 3.50% 2009	€10,076	14,094
		211,250

Total mortgage-backed obligations		8,454,738

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 14.05%
U.S. Treasury 3.875% 2009	55,925	56,688
U.S. Treasury 3.875% 2009[3,10]	4,062	4,032
U.S. Treasury 6.00% 2009	74,600	77,195
U.S. Treasury 2.00% 2010	118,250	120,400
U.S. Treasury 2.00% 2010	10,000	10,253
U.S. Treasury 5.75% 2010	13,015	14,136
U.S. Treasury 1.75% 2011	50,240	51,384
U.S. Treasury 2.375% 2011[3,10]	6,249	6,099
U.S. Treasury 4.50% 2011	53,740	58,121
U.S. Treasury 4.625% 2011	413,000	457,397
U.S. Treasury 4.25% 2012	50,050	55,909
U.S. Treasury 4.875% 2012	180,225	201,760
U.S. Treasury 0.625% 2013[3,10]	3,946	3,792
U.S. Treasury 2.00% 2013	93,880	96,326
U.S. Treasury 1.875% 2013[3,10]	11,796	11,110
U.S. Treasury 2.75% 2013	132,160	140,539
U.S. Treasury 3.50% 2013	102,410	112,195
U.S. Treasury 3.625% 2013	20,000	21,986
U.S. Treasury 4.25% 2013	655,786	745,983
U.S. Treasury 2.00% 2014[3,10]	11,493	10,850
U.S. Treasury 2.00% 2014[3,10]	13,601	12,855
U.S. Treasury 4.00% 2014	48,975	55,533
U.S. Treasury 4.25% 2014	33,550	38,831
U.S. Treasury Principal Strip 0% 2014	29,255	26,185
U.S. Treasury Principal Strip 0% 2014	500	461
U.S. Treasury 1.875% 2015[3,10]	4,984	4,689
U.S. Treasury 4.25% 2015	5,000	5,809
U.S. Treasury 11.25% 2015	133,500	202,827
U.S. Treasury 2.375% 2017[3,10]	5,586	5,522
U.S. Treasury 4.50% 2017	113,250	132,923
U.S. Treasury 4.625% 2017	5,000	5,915
U.S. Treasury 8.875% 2017	49,250	73,334
U.S. Treasury 1.375% 2018[3,10]	14,693	13,715
U.S. Treasury 3.50% 2018	176,245	195,156
U.S. Treasury 3.75% 2018	143,745	162,735
U.S. Treasury 3.875% 2018	79,225	90,363
U.S. Treasury 4.00% 2018	8,000	9,240
U.S. Treasury 8.125% 2019	10,000	14,784
U.S. Treasury 8.00% 2021	25,525	38,734
U.S. Treasury 7.125% 2023	25,000	36,297
U.S. Treasury 7.50% 2024	13,575	21,790
U.S. Treasury 6.875% 2025	93,610	142,404
U.S. Treasury 6.00% 2026	78,000	108,932
U.S. Treasury 6.125% 2027	26,175	37,557
U.S. Treasury 4.50% 2036	150,210	199,709
U.S. Treasury Principal Strip 0% 2036	26,430	12,974
U.S. Treasury Principal Strip 0% 2037	81,778	39,760
U.S. Treasury 4.375% 2038[3]	66,290	90,641
U.S. Treasury Principal Strip 0% 2038	95,530	46,127
Fannie Mae 6.077% 2009[1]	575	575
Fannie Mae 2.875% 2010	134,695	138,520
Fannie Mae 5.25% 2012	15,000	15,418
Fannie Mae 6.125% 2012	10,000	11,329
Freddie Mac 3.125% 2010	73,990	75,798
Freddie Mac 5.25% 2011	20,000	21,785
Freddie Mac 5.50% 2016	20,000	23,286
CoBank ACB 7.875% 2018[2]	22,115	22,377
CoBank ACB 2.596% 2022[1,2]	46,470	32,765
Federal Home Loan Bank 2.25% 2009	43,515	43,911
Federal Home Loan Bank 3.625% 2013	10,000	10,500
Federal Agricultural Mortgage Corp. 4.875% 2011[2]	10,000	10,658
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	10,000	10,294
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	7,500	7,704
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[6]	7,150	7,591
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,533
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,763
		4,523,764

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 7.33%
German Government 3.75% 2013	€79,815	117,884
German Government 4.25% 2014	121,020	184,052
German Government, Series 6, 4.00% 2016	72,120	108,331
German Government, Series 8, 4.25% 2018	168,686	259,926
German Government 6.25% 2030	11,120	20,750
Japanese Government 1.80% 2010	¥487,350	5,453
Japanese Government 1.30% 2011	7,643,050	85,948
Japanese Government 1.50% 2014	3,150,950	36,166
Japanese Government 1.70% 2016	3,754,600	44,046
Japanese Government 1.70% 2017	10,704,850	125,106
Japanese Government 2.30% 2035	3,629,700	44,059
Japanese Government 2.40% 2038	5,383,900	67,230
Israeli Government 6.00% 2010[3]	ILS405,580	112,275
Israeli Government 7.50% 2014[3]	132,880	41,383
Israeli Government 6.50% 2016[3]	27,375	8,191
Israeli Government 5.50% 2017[3]	318,800	88,992
United Kingdom 4.75% 2015	£21,408	34,502
United Kingdom 5.00% 2018	55,620	93,660
United Kingdom 4.75% 2038	25,205	43,555
Swedish Government 5.00% 2009	SKr422,380	53,943
Swedish Government 5.25% 2011	311,885	42,966
Belgium (Kingdom of), Series 49, 4.00% 2017	€42,000	59,704
Belgium (Kingdom of), Series 52, 4.00% 2018	15,150	21,457
United Mexican States Government Global 10.375% 2009	$9,700	9,773
United Mexican States Government Global 6.375% 2013	5,150	5,433
United Mexican States Government, Series MI10, 9.50% 2014	MXN162,500	12,693
United Mexican States Government, Series M10, 7.75% 2017	180,000	12,887
United Mexican States Government, Series M20, 10.00% 2024	334,800	27,919
United Mexican States Government Global 6.75% 2034	$8,570	9,084
French Government O.A.T. Eurobond 4.00% 2018	€37,745	55,255
French Government O.A.T. Eurobond Strip Principal 0% 2019	14,000	13,309
French Government O.A.T. Eurobond 4.75% 2035	2,890	4,645
Canadian Government 4.25% 2026[3,10]	$ C68,193	72,021
Singapore (Republic of) 3.125% 2011	$ S46,070	33,529
Singapore (Republic of) 3.75% 2016	43,800	34,616
Netherlands Government Eurobond 4.00% 2018	€41,200	59,483
New South Wales Treasury Corp., Series 14, 5.50% 2014	$ A35,400	25,990
New South Wales Treasury Corp., Series 19, 6.00% 2019	33,350	25,922
Kingdom of Denmark 5.00% 2013	DKr233,215	47,419
Polish Government 5.25% 2017	PLN110,040	36,861
Spanish Government 3.80% 2017	€23,833	33,404
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$24,750	30,994
Italian Government 4.25% 2013	€14,100	20,059
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A18,380	13,931
Russian Federation 7.50% 2030[6]	$13,122	11,515
Russian Federation 7.50% 2030[2,6]	142	125
Brazilian Treasury Bill 6.00% 2010[3,10]	BRL9,465	4,041
Brazil (Federal Republic of) Global 8.00% 2018[6]	$644	724
Brazil (Federal Republic of) Global 8.875% 2024	1,375	1,712
Brazil (Federal Republic of) Global 12.25% 2030	425	678
Brazil (Federal Republic of) Global 7.125% 2037	750	855
Brazil (Federal Republic of) Global 11.00% 2040	2,110	2,764
Banque Centrale de Tunisie 4.75% 2011	€3,000	3,888
Banque Centrale de Tunisie 7.375% 2012	$4,500	4,432
Corporación Andina de Fomento 6.875% 2012	5,895	5,711
Corporación Andina de Fomento 5.125% 2015	2,000	1,690
Panama (Republic of) Global 7.125% 2026	690	654
Panama (Republic of) Global 8.875% 2027	250	274
Panama (Republic of) Global 9.375% 2029	340	376
Panama (Republic of) Global 6.70% 2036[6]	5,748	5,202
Colombia (Republic of) Global 8.25% 2014	3,250	3,518
Colombia (Republic of) Global 12.00% 2015	COP2,765,000	1,360
Colombia (Republic of) Global 9.85% 2027	840,000	374
Colombia (Republic of) Global 7.375% 2037	$1,000	985
State of Qatar 9.75% 2030	4,220	5,212
Turkey (Republic of) 12.375% 2009	500	514
Turkey (Republic of) 15.00% 2010	TRY5,250	3,421
Turkey (Republic of) 8.00% 2034	$1,250	1,169
Peru (Republic of) 8.375% 2016	2,920	3,161
El Salvador (Republic of) 7.65% 2035[2]	4,450	2,848
European Investment Bank 4.75% 2012	£790	1,210
European Investment Bank 5.00% 2039	395	676
Argentina (Republic of) 5.83% 2033[3,6,8,10]	ARS 8,834	804
Argentina (Republic of) GDP-Linked 2035	18,225	219
Argentina (Republic of) 0.63% 2038[3,6,10]	9,052	237
Dominican Republic 9.50% 2011[2,6]	$1,406	1,188
Egypt (Arab Republic of) Treasury Bill 0% 2009	EGP6,125	1,080
Uruguay (Republic of) 7.625% 2036[6]	$1,250	1,056
Guatemala (Republic of) 10.25% 2011[2]	1,000	1,025
Venezuela (Republic of) Global 8.50% 2014	245	129
Venezuela (Republic of) 7.65% 2025	985	389
KfW International Finance Inc. 5.50% 2015	£275	446
LCR Finance PLC 5.10% 2051	165	303
		2,360,771

ASSET-BACKED OBLIGATIONS[6] — 6.62%
AmeriCredit Automobile Receivables Trust, Series 2005-C-F, Class A-4, FSA insured, 4.63% 2012	$12,662	11,755
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	12,000	11,158
AmeriCredit Automobile Receivables Trust, Series 2007-A-X, Class A-4, XLCA insured, 1.916% 2013[1]	125,000	93,113
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	28,269	21,882
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 1.956% 2014[1]	10,000	5,884
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	4,572	3,145
CSAB Mortgage-backed Trust, Series 2006-3, Class A-2, 0.631% 2036[1]	36,600	31,688
CSAB Mortgage-backed Trust, Series 2006-4, Class A-2-B, 0.631% 2036[1]	15,500	11,284
CSAB Mortgage-backed Trust, Series 2006-2, Class A-2, 0.641% 2036[1]	40,500	35,514
CSAB Mortgage-backed Trust, Series 2006-4, Class A-3, 0.691% 2036[1]	26,000	9,417
CSAB Mortgage-backed Trust, Series 2006-3, Class A-3-B, 0.701% 2036[1]	27,626	10,225
CSAB Mortgage-backed Trust, Series 2006-1, Class A-3, 0.711% 2036[1]	11,589	6,973
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[1]	25,000	13,518
CSAB Mortgage-backed Trust, Series 2006-4, Class A-4, FSA insured, 5.873% 2036[1]	18,000	7,883
CSAB Mortgage-backed Trust, Series 2007-1, Class 1-A-3B, 5.908% 2037[1]	5,757	1,488
CSAB Mortgage-backed Trust, Series 2007-1, Class 1-A-4, 5.95% 2037[1,3]	13,334	5,334
Drive Auto Receivables Trust, Series 2006-2, Class A-2, MBIA insured, 5.30% 2011[2]	280	277
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[2,3]	36,077	33,902
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[2,3]	16,011	14,610
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[2]	67,000	59,735
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[2]	20,000	17,191
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[2]	981	925
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[2]	3,404	3,043
CPS Auto Receivables Trust, Series 2006-C, Class A-3, XLCA insured, 5.14% 2011[2]	7,569	7,432
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[2]	9,259	8,878
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[2,3]	5,015	4,358
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[2]	8,944	8,181
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[2]	31,000	25,841
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[2]	15,100	11,140
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[2]	26,200	21,585
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[2,3]	252	202
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[2]	20,000	16,041
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 2014[2]	18,950	12,643
Capital One Auto Finance Trust, Series 2006-A, Class A-4, AMBAC insured, 1.205% 2012[1]	4,000	3,361
Capital One Auto Finance Trust, Series 2005-C, Class A-4-B, FGIC insured, 1.235% 2012[1]	87,981	81,368
Capital One Auto Finance Trust, Series 2006-C, Class A-4, FGIC insured, 1.225% 2013[1]	25,000	17,504
Capital One Auto Finance Trust, Series 2007-B, Class A-4, MBIA insured, 1.225% 2014[1]	12,425	8,514
Chase Issuance Trust, Series 2007-A9, Class A, 1.225% 2014[1]	77,310	63,319
Chase Issuance Trust, Series 2006-4, Class C, 1.485% 2014[1]	8,000	3,671
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	18,000	15,955
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 1.225% 2013[1,2]	12,890	11,297
Washington Mutual Master Note Trust, Series 2007-B1, Class B-1, 4.95% 2014[2]	4,000	2,376
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[2]	35,055	25,667
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 1.245% 2015[1,2]	42,000	29,206
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.38% 2014	57,000	53,907
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	9,953	9,090
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[2]	55,200	40,762
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2]	30,000	21,900
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	35,160	32,605
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	24,250	23,797
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-4, FGIC insured, 1.245% 2014[1]	71,000	52,219
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	1,866	1,666
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	5,169	4,188
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029	1,916	781
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 3.173% 2033[1]	901	736
Green Tree Financial Corp., Series 2008-MH1, Class A-3, 8.97% 2038[2,3]	46,575	36,329
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	5,104	5,094
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	27,800	23,903
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	15,500	11,928
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	11,928	11,805
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	13,573	13,169
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012	7,630	7,153
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	10,000	7,736
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[2]	41,748	37,916
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	40,250	36,049
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[2]	3,372	3,123
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[2]	8,740	7,960
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[2]	30,000	23,977
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4, FGIC insured, 4.70% 2034	6,671	3,231
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 2035[1]	12,500	11,299
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.601% 2036[1]	3,092	2,066
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1]	17,722	17,029
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[1,2]	13,286	12,605
Drivetime Auto Owner Trust, Series 2007-A, XLCA insured, 5.603% 2013[1,2]	20,000	18,662
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[1]	3,388	3,002
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class A-3, 5.825% 2036[1,2,3]	8,387	3,187
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-3, 6.282% 2036[1,2]	3,935	1,414
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-5, 6.831% 2036[1,2]	4,725	1,219
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-6, 7.00% 2036[1,2]	1,816	373
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A-2, 5.588% 2037[1]	8,000	3,366
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF-2, 5.721% 2037[1]	11,305	3,957
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[1]	3,061	1,916
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A-2A, 5.891% 2037[1]	12,719	11,821
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	15,750	5,430
CWHEQ Home Equity Loan Trust, Series 2006-S6, Class A-6, AMBAC insured, 5.657% 2034	15,050	4,155
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 2034[1]	9,548	5,124
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[1]	33,951	14,646
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	7,660	7,359
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	7,901	7,711
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	1,812	1,826
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 2.086% 2027[1]	616	532
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	2,024	1,945
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	6,980
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	982	732
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	2,436	1,999
J.P. Morgan Alternative Loan Trust, Series 2006-S3, Class A-6, 6.12% 2036[1]	44,663	27,956
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[2]	27,179	27,022
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 1.335% 2037[1]	27,327	18,209
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 1.345% 2037[1]	17,429	5,566
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 1.345% 2037[1]	5,753	2,760
Morgan Stanley Structured Trust I, Series 2007-1, Class A-3, 0.701% 2037[1]	47,595	26,090
Capital One Master Trust, Series 2002-1A, Class B, 1.795% 2011[1]	1,000	995
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 1.595% 2013[1]	9,000	6,237
Capital One Multi-asset Execution Trust, Series 2008-5, Class A, 4.85% 2014	19,500	18,122
Hyundai Auto Receivables Trust, Series 2006-A, Class A-4, 5.26% 2012	25,000	24,882
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	14,383	13,675
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	12,000	11,115
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	26,000	23,753
RAMP Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	5,553	4,091
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	24,266	18,677
WFS Financial Owner Trust, Series 2005-1, Class A-4, 3.87% 2012	22,679	22,586
Citibank Credit Card Issuance Trust, Class 2004-A7, 2.243% 2013[1]	19,200	16,200
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014[3]	7,000	4,211
MBNA Credit Card Master Note Trust, Series 2003-1, Class C, 2.895% 2012[1]	5,540	3,757
MBNA Credit Card Master Note Trust, Series 2001-C, Class C, 7.10% 2013[2]	15,000	10,310
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	3,435	1,828
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 1.615% 2015[1]	10,000	3,702
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	17,994	18,405
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2,3]	25,262	17,936
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	1,646	1,581
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	5,427	5,232
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	13,275	11,041
Advanta Business Card Master Trust, Series 2006-A5, Class A, 5.10% 2012	20,000	16,000
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 0.638% 2013[1]	2,000	1,600
J.P. Morgan Mortgage Acquisition Trust, Series 2006-CW1, Class A-4, 0.621% 2036[1]	10,000	6,417
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class AF-3, 5.532% 2036[1]	15,000	10,306
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	7,126	5,925
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	8,290	7,501
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	2,471
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[1]	5,000	1,873
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[1]	10,000	5,552
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[1]	35,000	8,460
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	16,720	15,753
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 1.266% 2034[1]	18,822	10,324
Morgan Stanley ABS Capital I Inc., Series 2004-HE9, Class M-5, 1.521% 2034[1,3]	6,447	4,384
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 1.596% 2032[1]	355	219
Option One Mortgage Loan Trust, Series 2006-3, Class II-A-2, 0.571% 2037[1]	16,275	13,414
Wachovia Auto Loan Owner Trust, Series 2006-1, Class A-4, 5.08% 2012[2]	10,000	9,177
Wachovia Auto Loan Owner Trust, Series 2006-1, Class B, 5.15% 2012[2]	5,000	4,071
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2]	14,500	12,199
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM1, Class A-2B, 5.45% 2037[1]	20,741	12,091
Citicorp Residential Mortgage Trust, Series 2006-2, Class A-4, 5.775% 2036[1]	10,000	8,028
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 0.531% 2037[1]	5,572	3,982
Franklin Auto Trust, Series 2006-1, Class A-4, 5.03% 2014	10,950	10,021
Franklin Auto Trust, Series 2006-1, Class B, 5.14% 2014	2,000	1,568
GSAA Home Equity Trust, Series 2006-6, Class AF-6, 6.004% 2036[1]	20,000	11,228
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	11,969	9,826
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 0.971% 2034[1,3]	13,339	9,707
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	2,475	1,587
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018	1,269	846
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2022	4,167	2,848
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 1.645% 2033[1]	5,241	3,937
SACO I Trust, Series 2005-5, Class I-A, 0.711% 2035[1]	5,789	3,959
SACO I Trust, Series 2006-10, Class A, 0.621% 2036[1]	13,494	3,065
SACO I Trust, Series 2006-5, Class II-A-3, 0.651% 2036[1]	7,500	652
SACO I Trust, Series 2006-4, Class A-3, 0.681% 2036[1]	5,409	1,493
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[1]	11,500	8,878
CNL Funding, Series 2000-AA, Class A-2, MBIA insured, 8.044% 2017[2]	11,641	8,638
Structured Asset Securities Corp., Series 2005-S7, Class A2, 0.771% 2035[1,2]	11,744	6,550
Structured Asset Securities Corp., Series 2006-S2, Class A-1, 0.541% 2036[1]	1,431	1,374
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[1]	1,773	587
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.67% 2036[1]	17,438	3,793
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[1]	14,839	3,483
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	11,000	7,816
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.601% 2026[1]	767	457
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.601% 2029[1]	11,761	6,449
AmeriCredit Prime Automobile Receivables Trust, Series 2007-2-M, Class A-4-A, MBIA insured, 5.35% 2016	10,073	6,533
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	8,965	6,505
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036[1]	6,066	5,972
Ford Credit Auto Owner Trust, Series 2006-B, Class B, 5.43% 2012	7,333	5,706
Morgan Stanley ABS Capital I Inc. Trust, Series 2006-HE4, Class A-3, 0.621% 2036[1]	10,000	5,383
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 0.621% 2036[1,3]	18,000	5,310
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	6,270	5,238
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	5,503	5,202
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 0.771% 2037[1]	22,232	5,074
Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A-1, 0.621% 2036[1,3]	21,876	4,375
Discover Card Master Trust I, Series 1996-4, Class B, 1.745% 2013[1]	7,000	4,243
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	4,140	4,141
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[2]	2,028	1,904
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[2]	2,500	2,092
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	4,772	3,929
MBNA Master Credit Card Trust II, Series 1999-B, Class B, 6.20% 2011	3,750	3,663
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	4,000	3,640
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.091% 2035[1]	6,500	3,607
Capital Auto Receivables Asset Trust, Series 2006-SN1, Class C, 5.77% 2010[2]	3,700	3,518
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	2,477	1,771
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	1,983	1,406
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-3B, 5.846% 2037[1]	8,477	2,292
Bear Stearns Mortgage Funding Trust, Series 2007-SL1, Class I-A, 0.631% 2037[1]	13,956	2,147
ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASAP2, Class A-2C, 0.691% 2037[1]	5,307	2,107
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 1.515% 2034[1]	6,161	2,107
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[1,2,3]	2,004	1,862
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 2022[2,3]	2,239	1,747
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.631% 2037[1]	2,515	1,693
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[2]	£1,160	1,638
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	$1,164	1,166
Chase Auto Owner Trust, Series 2006-B, Class B, 5.24% 2014	1,013	938
Irwin Home Equity, Series 2006-2, Class 2-A3, FGIC insured, 6.40% 2036[1,2]	2,000	845
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	636	546
		2,132,610

MUNICIPALS — 0.23%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	23,180	17,218
State of Illinois, Finance Authority, Revenue Bonds (University of Chicago), Series 2008-B, 6.25% 2038	15,000	16,111
State of Massachusetts, Health and Educational Facilities Authority, Revenue Bonds (Harvard University Issue),
Series 2009-A, 5.50% 2036	15,000	15,602
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	9,145	7,829
State of Louisiana, Citizens Property Insurance Corp., Assessment Revenue Bonds,
Series 2006-C-3, CIFG insured, 13.00% 2025[1]	7,325	7,325
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	8,150	7,210
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San Diego Unified Port District-
South Bay Plant Acquisition), Series 1999, 6.63% 2009[2]	2,433	2,437
		73,732

Total bonds & notes (cost: $34,084,387,000)		29,344,260

	Shares or
Convertible securities — 0.29%	principal amount

FINANCIALS — 0.22%
Bank of America Corp., Series L, 7.25% convertible preferred	70,000	45,500
PNC Financial Services Group, Inc. 4.00% convertible notes 2011	$25,000,000	22,406
Citigroup Inc., Series J, 7.00% noncumulative convertible preferred depositary shares[3,5]	50,000	1,469
Equity Residential 3.85% convertible notes 2026	$1,000,000	843
Boston Properties, Inc. 2.875% convertible notes 2037	$1,000,000	795
Fannie Mae, Series 2004-1, 5.375% convertible preferred[3]	400	220
		71,233

CONSUMER DISCRETIONARY — 0.04%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	¤9,005,000	12,454

		Value
	Principal amount	(000)

INFORMATION TECHNOLOGY — 0.03%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$11,500,000	$8,381
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$770,000	223
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	$6,950,000	2,424
		11,028

Total convertible securities (cost: $152,844,000)		94,715

Preferred securities — 3.18%	Shares

FINANCIALS — 3.17%
SMFG Preferred Capital USD 1 Ltd. 6.078%[1,2]	116,569,000	79,224
SMFG Preferred Capital USD 3 Ltd. 9.50%[1,2]	32,700,000	30,124
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative[2]	19,300,000	16,233
JPMorgan Chase & Co., Series I, 7.90%[1]	138,220,000	115,279
Bank of America Corp., Series K, 8.00% noncumulative[1]	70,115,000	50,505
Bank of America Corp., Series M, 8.125% noncumulative[1]	54,210,000	40,617
Bank of America Corp., Series E, 0% depositary shares	1,384,800	16,206
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up1,2	71,250,000	56,469
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up1,2	29,550,000	24,125
HSBC Capital Funding LP 8.03% noncumulative[1]	20,000,000	23,583
HSBC Bank Capital Funding (Sterling 1) LP 5.844% noncumulative[1]	185,000	185
Citigroup Inc., Series E, 8.40%[1]	93,300,000	61,722
BNP Paribas 7.195%[1,2]	73,700,000	46,955
BNP Paribas Capital Trust 9.003% noncumulative trust[1,2]	15,000,000	9,189
Santander Finance Preferred S.A., Unipersonal, Series 4, 6.80%	1,600,000	30,400
Santander Finance Preferred S.A., Unipersonal, 6.50%	910,000	16,892
Standard Chartered PLC 6.409%[1,2]	90,200,000	33,264
Standard Chartered Capital Trust I 8.16%[1]	10,000,000	11,156
Standard Chartered PLC 7.014% noncumulative redeemable preference shares[1,2]	5,000,000	2,242
Barclays Bank PLC 7.434%[1,2]	70,910,000	35,897
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	1,670,000	32,826
AXA SA, Series B, 6.379%[1,2]	53,770,000	24,095
ILFC E-Capital Trust II 6.25%[1,2]	42,460,000	17,751
ILFC E-Capital Trust I 5.90%[1,2]	13,699,000	4,392
XL Capital Ltd., Series C, 6.102%[2,3,11]	1,502,720	11,291
XL Capital Ltd., Series E, 6.50%[1]	44,200,000	10,175
QBE Capital Funding II LP 6.797%[1,2]	36,055,000	20,399
PNC Preferred Funding Trust I 6.517%[1,2]	46,000,000	19,934
Banco Bilbao Vizcaya Argentaria, SA, 5.919%[1]	48,005,000	19,130
Société Générale 5.922%[1,2]	35,170,000	16,462
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,2]	32,800,000	15,631
RBS Capital Trust IV 2.259% noncumulative trust[1]	24,685,000	9,283
Royal Bank of Scotland Group PLC 6.625%[1]	4,700,000	5,349
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	20,220,000	13,931
Aspen Insurance Holdings Ltd. 7.401% noncumulative[1]	1,035,500	12,847
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	11,250,000	11,232
Weingarten Realty Investors, Series D, 6.75% 2008	495,420	7,134
Weingarten Realty Investors, Series E, 6.95% cumulative redeemable depositary shares	250,000	3,688
HBOS PLC 6.657%[1,2]	18,500,000	7,185
HBOS Capital Funding LP, Series A, 6.461% noncumulative[1]	3,200,000	2,891
Lloyds TSB Group PLC 6.267%[1,2]	23,640,000	8,720
ING Capital Funding Trust III 8.439% noncumulative[1]	14,880,000	7,492
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[1]	15,500,000	7,236
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative[1]	300,000	205
Mizuho Capital Investment (EUR) 1 Ltd. 5.02%[1]	4,650,000	4,363
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[1,2]	4,000,000	2,665
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	28,500,000	5,949
Fannie Mae, Series O, 7.00%[1,2]	4,485,673	4,626
Fannie Mae, Series S, 8.25% noncumulative	375,300	324
Fannie Mae, Series R, 7.625%	382,800	284
Freddie Mac, Series V, 5.57%	3,356,231	1,284
Freddie Mac, Series Z, 8.375%	2,663,885	1,179
Freddie Mac, Series W, 5.66%	1,548,000	871
Freddie Mac, Series F, 5.00%	294,375	159
Freddie Mac, Series U, 5.90%	496,600	154
Freddie Mac, Series Y, 6.55%	374,269	108
CBG Florida REIT Corp., Series A, Class A, 7.114%[1,2]	18,000,000	2,936
General Motors Corp. 9.00%[2,3,11]	10,437	1,566
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[2]	434,000	4
Lehman Brothers Holdings E-Capital Trust I 3.589%[1,4]	3,084,000	—
		1,019,478

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%[1,2]	5,000,000	3,217

Total preferred securities (cost: $1,949,073,000)		1,022,695

Common stocks — 0.08%

INDUSTRIALS — 0.05%
DigitalGlobe Inc.[3,5,11]	3,984,039	9,960
Delta Air Lines, Inc.[11]	615,301	7,052
UAL Corp.[11]	10,069	111
		17,123

CONSUMER DISCRETIONARY — 0.02%
Ford Motor Co.[11]	1,042,804	2,388
Time Warner Cable Inc., Class A11	109,676	2,353
Adelphia Recovery Trust, Series Arahova[11]	1,943,006	262
Adelphia Recovery Trust, Series ACC-6B3,11	5,056,500	50
Adelphia Recovery Trust, Series ACC-1[11]	3,366,231	34
		5,087

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.[11,12]	879,000	2,549

HEALTH CARE — 0.00%
Clarent Hospital Corp.[3,11,12]	331,291	3

XO Holdings, Inc.[11]	7,614	1

Total common stocks (cost: $55,394,000)		24,763

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[11]	15,233	—
XO Holdings, Inc., Series B, warrants, expire 2010[11]	11,424	—
XO Holdings, Inc., Series C, warrants, expire 2010[11]	11,424	—
GT Group Telecom Inc., warrants, expire 2010[2,3,11]	2,750	—
		—

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 2018[2,3,11]	1,885	—

Total warrants (cost: $143,000)		—

	Principal amount
Short-term securities — 4.41%	(000)

Federal Home Loan Bank 0.20%–3.30% due 1/2–6/26/2009	$219,600	219,447
Fannie Mae 0.25%–2.10% due 2/3–4/15/2009	145,167	145,058
Freddie Mac 0.45%–2.40% due 3/2–7/7/2009	131,600	131,411
Hewlett-Packard Co. 2.20% due 2/3–2/4/2009[2]	110,000	109,874
U.S. Treasury Bills 1.09%–1.95% due 2/5–4/16/2009	106,700	106,678
International Bank for Reconstruction and Development 0.22%–2.10% due 1/20–3/11/2009	104,900	104,846
Procter & Gamble International Funding S.C.A. 0.12%–1.00% due 2/26–5/28/2009[2]	96,500	96,453
Wal-Mart Stores Inc. 0.25% due 6/16/2009[2]	78,100	78,009
Bank of America Corp. 3.75% due 3/9/2009	50,000	49,894
Enterprise Funding Co. LLC 1.40%–2.25% due 1/7–2/2/2009[2]	24,692	24,661
Chevron Funding Corp. 0.25% due 2/5/2009	50,000	49,987
General Electric Capital Corp., FDIC insured, 0.85% due 2/4/2009	50,000	49,959
Coca-Cola Co. 2.05% due 2/2/2009[2]	50,000	49,947
Eli Lilly and Co. 1.35%–1.40% due 1/15–2/25/2009[2]	40,519	40,504
Medtronic Inc. 1.00% due 3/9/2009[2]	40,000	39,917
Emerson Electric Co. 0.40%–1.10% due 2/25–3/30/2009[2]	36,900	36,884
Harvard University 0.90% due 2/11/2009	30,000	29,973
Eaton Corp. 1.75% due 2/11/2009[2]	25,000	24,949
Yale University 2.37% due 2/12/2009	16,500	16,466
John Deere Capital Corp. 2.50% due 1/15/2009[2]	15,600	15,590

Total short-term securities (cost: $1,419,110,000)		1,420,507

Total investment securities (cost: $37,660,951,000)		31,906,940
Other assets less liabilities		281,071

Net assets		$32,188,011

1  Coupon rate may change periodically.
2  Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,944,277,000, which represented 15.36% of the net assets of the fund.
3  Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $1,343,327,000, which represented 4.17% of the net assets of the fund.
4 Scheduled interest and/or principal payment was not received.
5  Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

DigitalGlobe Inc.	4/14/1999–7/31/2003	$3,250	$9,960	.03%
Northern Trust Co. 5.85% 2017	11/6/2007	3,749	3,840	.01
Citigroup Inc., Series J, 7.00%, noncumulative convertible
preferred depositary shares	1/15/2008	2,500	1,469	.00

Total restricted securities		$9,499	$15,269	.04%

6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $189,726,000, which represented .59% of the net assets of the fund.

8Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
9Step bond; coupon rate will increase at a later date.
10Index-linked bond whose principal amount moves with a government retail price index.
11Security did not produce income during the last 12 months.
12Represents an affiliated company as defined under the Investment Company Act of 1940.

Key to abbreviations and symbols

ARS = Argentine pesos	EGP = Egyptian pounds	PLN = Polish zloty
A$ = Australian dollars	€ = Euros	SKr = Swedish kronor
BRL = Brazilian reais	£ = British pounds	S$ = Singapore dollars
C$ = Canadian dollars	ILS = Israeli shekels	TRY = New Turkish liras
COP = Colombian pesos	¥ = Japanese yen
DKr = Danish kroner	MXN = Mexican pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-908-0209O-S15816

Summary investment portfolio, December 31, 2008

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Portfolio by type of security (percent of net assets)

Corporate bonds & notes	36.67%
Mortgage-backed obligations	26.27
Bonds & notes of U.S. government & government agencies	14.05
Bonds & notes of governments & government agencies outside the U.S.	7.33
Asset-backed obligations	6.62
Preferred securities	3.18
Convertible securities	0.29
Municipals	0.23
Common stocks & warrants	0.08
Short-term securities & other assets less liabilities	5.28
[end pie chart]

Portfolio quality summary (percent of net assets)*

U.S. government obligations†	13.4%
Federal agencies	15.5
AAA	17.3
AA	8.5
A	16.0
BBB	17.7
Ba/BB or below	6.2
Equity-related securities	0.1
Short-term securities & other assets less liabilities	5.3

* Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

† These securities are guaranteed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 91.17%	(000)	(000)	assets

Corporate bonds & notes - 36.67%
Financials - 12.77%
Countrywide Financial Corp.:
Series B, 5.80% 2012	$152,003	$148,263
6.25% 2010	$ A 7,700	5,450
2.946%-4.50% 2010-2012 (1)	$45,540	41,224
Countrywide Home Loans, Inc. 4.125%-5.625% 2009	64,950	64,275
Bank of America Corp. 6.50%-7.125% 2011-2037	21,990	22,526
MBNA Global Capital Funding, Series B, 3.993% 2027 (1)	33,000	19,757
MBNA Capital A, Series A, 8.278% 2026	7,500	6,238
MBNA Corp., Series F, 7.50% 2012	1,800	1,854	.96%
MetLife Capital Trust X 9.25% 2068 (1) (2)	111,050	77,611	.24
Other securities		3,720,404	11.57
		4,107,602	12.77

Consumer discretionary - 4.48%
Time Warner Inc. 6.50% 2036	85,485	77,735	.24
Other securities		1,361,791	4.24
		1,439,526	4.48

Utilities - 3.53%
Other securities		1,135,936	3.53

Telecommunication services - 3.52%
Other securities		1,133,868	3.52

Industrials - 3.52%
Other securities		1,131,822	3.52

Energy - 3.48%
Other securities		1,120,442	3.48

Health care - 2.38%
Other securities		765,477	2.38

Other corporate bonds & notes - 2.99%
Other securities		963,972	2.99

Total corporate bonds & notes		11,798,645	36.67

Mortgage-backed obligations - 26.27%
Federal agency mortgage-backed obligations (3) - 14.83%
Fannie Mae:
5.00% 2036	130,319	133,328
7.00% 2037	75,110	78,778
0%-12.049% 2009-2047 (1) (4)	2,237,037	2,300,544	7.81
Freddie Mac:
6.00% 2027	179,349	185,423
6.00% 2038	207,595	214,124
0%-11.00% 2009-2047 (1) (4)	1,592,765	1,627,038	6.30
Government National Mortgage Assn. 6.00% 2038	175,944	181,896	.57
Other securities		49,650	.15
		4,770,781	14.83

Commercial mortgage-backed securities (3) - 5.60%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	91,455	86,337	.27
CS First Boston Mortgage Securities Corp. 4.106%-7.946% 2034-2041 (1) (2) (4)	298,788	250,483	.78
Fannie Mae 6.088%-7.30% 2010-2011	105,100	112,619	.35
Other securities		1,353,876	4.20
		1,803,315	5.60

Collateralized mortgage-backed obligations (privately originated) (3) - 5.19%
Countrywide Alternative Loan Trust 0.791%-7.00% 2019-2047 (1) (4)	544,620	325,419	1.01
CS First Boston Mortgage Securities Corp. 0%-7.50% 2018-2036 (1) (2)	178,505	118,614	.37
Other securities		1,225,359	3.81
		1,669,392	5.19

Other mortgage-backed securities (3) - 0.65%
Bank of America 5.50% 2012 (2)	34,750	35,817	.11
Other securities		175,433	.54
		211,250	.65

Total mortgage-backed obligations		8,454,738	26.27

Bonds & notes of U.S. government & government agencies - 14.05%
U.S. Treasury:
6.00% 2009	74,600	77,195
2.00% 2010	118,250	120,400
4.625% 2011	413,000	457,397
4.875% 2012	180,225	201,760
2.00% 2013	93,880	96,326
2.75% 2013	132,160	140,539
3.50% 2013	102,410	112,195
4.25% 2013	655,786	745,983
11.25% 2015	133,500	202,827
4.50% 2017	113,250	132,923
3.50% 2018	176,245	195,156
3.75% 2018	143,745	162,735
3.875% 2018	79,225	90,363
6.875% 2025	93,610	142,404
6.00% 2026	78,000	108,932
4.50% 2036	150,210	199,709
4.375% 2038 (4)	66,290	90,641
0%-8.875% 2009-2038 (4) (5)	812,923	804,472	12.68
Fannie Mae:
2.875% 2010	134,695	138,520
5.25%-6.125% 2009-2012 (1)	25,575	27,322	.52
Freddie Mac:
3.125% 2010	73,990	75,798
5.25%-5.50% 2011-2016	40,000	45,071	.38
Other securities		155,096	.47
		4,523,764	14.05

Bonds & notes of governments & government agencies outside the U.S. - 7.33%
German Government:
3.75% 2013	€79,815	117,884
4.25% 2014	121,020	184,052
Series 6, 4.00% 2016	72,120	108,331
Series 8, 4.25% 2018	168,686	259,926
6.25% 2030	11,120	20,750	2.15
Japanese Government:
1.30% 2011	¥7,643,050	85,948
1.70% 2017	10,704,850	125,106
1.50%-2.40% 2010-2038	16,406,500	196,954	1.27
Israeli Government:
6.00% 2010 (4)	ILS 405,580	112,275
5.50% 2017 (4)	318,800	88,992	.63
United Kingdom 5.00% 2018	£55,620	93,660	.29
Other securities		966,893	2.99
		2,360,771	7.33

Asset-backed obligations (3) - 6.62%
AmeriCredit Automobile Receivables Trust, Series 2007-A-X, Class A-4, XLCA insured, 1.916% 2013 (1)	$125,000	93,113	.29
Capital One Auto Finance Trust, Series 2005-C, Class A-4-B, FGIC insured, 1.235% 2012 (1)	87,981	81,368	.25
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-3B, 5.846% 2037 (1)	8,477	2,292	.01
Other securities		1,955,837	6.07
		2,132,610	6.62

Municipals - 0.23%
Other securities		73,732	.23

Total bonds & notes (cost: $34,084,387,000)		29,344,260	91.17

			Percent
		Value	of net
Convertible securities - 0.29%	Shares	(000)	assets

Other - 0.29%
Bank of America Corp., Series L, 7.25% convertible preferred	70,000	45,500	.14
Fannie Mae, Series 2004-1, 5.375% convertible preferred (4)	400	220	.00
Other securities		48,995	.15

Total convertible securities (cost: $152,844,000)		94,715	.29

			Percent
		Value	of net
Preferred securities - 3.18%	Shares	(000)	assets

Financials - 3.17%
JPMorgan Chase & Co., Series I, 7.90% (1)	138,220,000	115,279	.36
Bank of America Corp.:
Series K, 8.00% noncumulative (1)	70,115,000	50,505
Series M, 8.125% noncumulative (1)	54,210,000	40,617
Series E, 0% depositary shares	1,384,800	16,206	.33
SMFG Preferred Capital USD 1 Ltd. 6.078% (1) (2)	116,569,000	79,224	.25
Fannie Mae:
Series O, 7.00% (1) (2)	4,485,673	4,626
Series S, 8.25% noncumulative	375,300	324
Series R, 7.625%	382,800	284	.02
Freddie Mac:
Series V, 5.57%	3,356,231	1,284
Series Z, 8.375%	2,663,885	1,179
Series W, 5.66%	1,548,000	871
Series F, 5.00%	294,375	159
Series U, 5.90%	496,600	154
Series Y, 6.55%	374,269	108	.01
Other securities		708,658	2.20
		1,019,478	3.17

U.S. government agency securities - 0.01%
Other securities		3,217	.01

Total preferred securities (cost: $1,949,073,000)		1,022,695	3.18

			Percent
		Value	of net
Common stocks - 0.08%		(000)	assets

Other - 0.08%
Other securities		24,763	.08

Total common stocks (cost: $55,394,000)		24,763	.08

			Percent
		Value	of net
Warrants - 0.00%		(000)	assets

Other - 0.00%
Other securities		-	.00

Total warrants (cost: $143,000)		-	.00

	Principal		Percent
	amount	Value	of net
Short-term securities - 4.41%	(000)	(000)	assets

Federal Home Loan Bank 0.20%-3.30% due 1/2-6/26/2009	$219,600	219,447	.68
Fannie Mae 0.25%-2.10% due 2/3-4/15/2009	145,167	145,058	.45
Freddie Mac 0.45%-2.40% due 3/2-7/7/2009	131,600	131,411	.41
Hewlett-Packard Co. 2.20% due 2/3-2/4/2009 (2)	110,000	109,874	.34
U.S. Treasury Bills 1.09%-1.95% due 2/5-4/16/2009	106,700	106,678	.33
International Bank for Reconstruction and Development 0.22%-2.10% due 1/20-3/11/2009	104,900	104,846	.33
Procter & Gamble International Funding S.C.A. 0.12%-1.00% due 2/26-5/28/2009 (2)	96,500	96,453	.30
Wal-Mart Stores Inc. 0.25% due 6/16/2009 (2)	78,100	78,009	.24
Bank of America Corp. 3.75% due 3/9/2009	50,000	49,894
Enterprise Funding Co. LLC 1.40%-2.25% due 1/7-2/2/2009 (2)	24,692	24,661	.23
Other securities		354,176	1.10

Total short-term securities (cost: $1,419,110,000)		1,420,507	4.41

Total investment securities (cost: $37,660,951,000)		31,906,940	99.13
Other assets less liabilities		281,071	.87

Net assets		$32,188,011	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $15,269,000, which represented .04% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.
The value of the fund's holdings in affiliated companies is included in "Other securities"
under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the year ended December 31, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/08 (000)

ZiLOG, Inc. (6)	879,000	-	-	879,000	-	$2,549
Clarent Hospital Corp. (4) (6)	331,291	-	-	331,291	-	3
					-	$2,552

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically.
(2) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $4,944,277,000, which represented 15.36% of the net assets of the fund.

(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Other securities," was $1,343,327,000, which represented 4.17% of the net assets of the fund.

(5) Index-linked bond whose principal amount moves with a government retail price index.
(6) Security did not produce income during the last 12 months.

Key to abbreviation and symbols

A$ = Australian dollars
€ = Euros
£ = British pounds
ILS = Israeli shekels
¥ = Japanese yen

The industry classifications shown in the summary investment portfolio were obtained from sources believed to be reliable and are not covered by the Report of Independent Registered Public Accounting Firm.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at December 31, 2008	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $37,645,108)	$31,904,388
Affiliated issuers (cost: $15,843)	2,552	$31,906,940
Cash		44,453
Unrealized gain on forward currency contracts		5,746
Receivables for:
Sales of investments	54,493
Sales of fund's shares	153,374
Dividends and interest	405,015	612,882
		32,570,021
Liabilities:
Unrealized loss on forward currency contracts		43,590
Payables for:
Purchases of investments	186,740
Repurchases of fund's shares	130,586
Investment advisory services	6,373
Services provided by affiliates	13,899
Directors' deferred compensation	331
Other	491	338,420
Net assets at December 31, 2008		$32,188,011

Net assets consist of:
Capital paid in on shares of capital stock		$39,792,180
Distributions in excess of net investment income		(42,588)
Accumulated net realized loss		(1,768,302)
Net unrealized depreciation		(5,793,279)
Net assets at December 31, 2008		$32,188,011

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 5,000,000 shares, $.001par value (2,992,699 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$21,986,979	2,044,250	$10.76
Class B	1,227,225	114,102	10.76
Class C	2,274,063	211,432	10.76
Class F-1	2,652,992	246,663	10.76
Class F-2	98,649	9,171	10.76
Class 529-A	547,204	50,877	10.76
Class 529-B	71,447	6,643	10.76
Class 529-C	258,191	24,006	10.76
Class 529-E	28,693	2,668	10.76
Class 529-F-1	25,882	2,407	10.76
Class R-1	87,504	8,136	10.76
Class R-2	615,855	57,261	10.76
Class R-3	939,346	87,336	10.76
Class R-4	706,627	65,699	10.76
Class R-5	667,354	62,048	10.76

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $11.18 each.

See Notes to Financial Statements

Statement of operations
for the year ended December 31, 2008	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $552)	$2,243,986
Dividends	39,414	$2,283,400

Fees and expenses*:
Investment advisory services	90,043
Distribution services	126,152
Transfer agent services	33,537
Administrative services	17,440
Reports to shareholders	1,412
Registration statement and prospectus	1,604
Postage, stationery and supplies	2,848
Directors' compensation	116
Auditing and legal	195
Custodian	1,236
State and local taxes	261
Other	8
Total fees and expenses before waiver	274,852
Less investment advisory services waiver	9,004
Total fees and expenses after waiver		265,848
Net investment income		2,017,552

Net realized loss and unrealized depreciation on investments and currency:
Net realized (loss) gain on:
Investments	(1,287,316)
Currency transactions	71,911	(1,215,405)
Net unrealized depreciation on:
Investments	(5,483,400)
Currency translations	(43,226)	(5,526,626)
Net realized loss and unrealized depreciation on investments and currency		(6,742,031)
Net decrease in net assets resulting from operations		$(4,724,479)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Year ended December 31
	2008	2007
Operations:
Net investment income	$2,017,552	$1,643,458
Net realized (loss) gain on investments and currency transactions	(1,215,405)	114,344
Net unrealized depreciation on investments and currency translations	(5,526,626)	(731,832)
Net (decrease) increase in net assets resulting from operations	(4,724,479)	1,025,970

Dividends paid to shareholders from net investment income	(2,153,748)	(1,685,415)

Net capital share transactions	3,247,995	8,469,888

Total (decrease) increase in net assets	(3,630,232)	7,810,443

Net assets:
Beginning of year	35,818,243	28,007,800

End of year (including distributions in excess of and undistributed net investment income: $(42,588) and $27,903, respectively)	$32,188,011	$35,818,243

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization – The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund offers 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

On August 1, 2008, the fund made an additional retail share class (Class F-2) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). In addition, Class F shares were renamed Class F-1 and Class 529-F shares were renamed Class 529-F-1. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Forward currency contracts – The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates arising from investments denominated in currencies other than U.S. dollars. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables for sales or payables for purchases of investment securities in the statement of assets and liabilities.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.

2.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005, by state tax authorities for tax years before 2004 and by tax authorities outside the U.S. for tax years before 2004.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities. For the year ended December 31, 2008, non-U.S. taxes paid on realized gains were $32,000. As of December 31, 2008, there was no liability for non-U.S. taxes based on unrealized gains.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2008, the fund reclassified $65,801,000 from accumulated net realized loss to distributions in excess of net investment income and $96,000 from distributions in excess of net investment income to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of December 31, 2008, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed ordinary income		$39,042
Post-October currency loss deferrals (realized during the period November 1, 2008, through December 31, 2008)*		(113,391)
Capital loss carryforwards†:
Expiring 2010	$(125,233)
Expiring 2011	(243,982)
Expiring 2014	(69,196)
Expiring 2016	(959,389)	(1,397,800)
Post-October capital loss deferrals (realized during the period November 1, 2008, through December 31, 2008)*		(330,710)
Gross unrealized appreciation on investment securities		906,914
Gross unrealized depreciation on investment securities		(6,711,868)
Net unrealized depreciation on investment securities		(5,804,954)
Cost of investment securities		37,711,894

*These deferrals are considered incurred in the subsequent year.
†The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Ordinary income distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

	Year ended December 31
Share class	2008	2007

Class A	$1,505,354	$1,227,002
Class B	77,235	68,347
Class C	136,921	101,185
Class F-1	183,086	127,436
Class F-2*	1,971	-
Class 529-A	34,549	24,467
Class 529-B	4,096	3,260
Class 529-C	14,236	9,501
Class 529-E	1,715	1,231
Class 529-F-1	1,624	1,020
Class R-1	4,662	2,340
Class R-2	35,404	26,648
Class R-3	59,775	39,139
Class R-4	47,010	26,924
Class R-5	46,110	26,915
Total	$2,153,748	$1,685,415

* Class F-2 was offered beginning August 1, 2008.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.11% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 2.25% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. CRMC waived a portion of its investment advisory services fee from September 1, 2004, through December 31, 2008. During the year ended December 31, 2008, total investment advisory services fees waived by CRMC were $9,004,000. As a result, the fee shown on the accompanying financial statements of $90,043,000, which was equivalent to an annualized rate of 0.252%, was reduced to $81,039,000, or 0.227% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes except Classes F-2 and R-5 may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2008, unreimbursed expenses subject to reimbursement totaled $4,453,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the year ended December 31, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$61,314	$31,795	Not applicable	Not applicable	Not applicable
Class B	14,378	1,742	Not applicable	Not applicable	Not applicable
Class C	25,500	Included in administrative services	$3,551	$594	Not applicable
Class F-1	7,441		3,327	373	Not applicable
Class F-2 *	Not applicable		28	4	Not applicable
Class 529-A	1,158		523	106	$ 559
Class 529-B	766		73	28	77
Class 529-C	2,635		246	75	264
Class 529-E	145		27	5	29
Class 529-F-1	-		23	5	25
Class R-1	838		97	55	Not applicable
Class R-2	4,994		999	2,394	Not applicable
Class R-3	5,083		1,464	663	Not applicable
Class R-4	1,900		1,077	46	Not applicable
Class R-5	Not applicable		679	24	Not applicable
Total	$126,152	$33,537	$12,114	$4,372	$954

* Class F-2 was offered beginning August 1, 2008.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $116,000, shown on the accompanying financial statements, includes $292,000 in current fees (either paid in cash or deferred) and a net decrease of $176,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

 5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2008 (dollars in thousands):

	Investment securities	Forward currency contracts
Level 1 – Quoted prices	$105,352
Level 2 – Other significant observable inputs	31,277,667	$(37,844	) (*)
Level 3 – Significant unobservable inputs	523,921
Total	$31,906,940

(*) Net unrealized depreciation on forward currency contracts is not included in the summary investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the year ended December 31, 2008 (dollars in thousands):

Beginning value at 1/1/2008	$529,372
Net purchases	12,654
Net realized loss (†)	(706)
Net unrealized depreciation (†)	(30,055)
Net transfers into Level 3	12,656
Ending value at 12/31/2008	$523,921

Net unrealized depreciation during the period on Level 3 investment securities held at 12/31/2008 (†)	$(9,519)

(†) Net realized loss and net unrealized depreciation are included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2008
Class A	$6,852,721	563,129	$1,370,285	116,136	$(6,431,432)	(541,018)	$1,791,574	138,247
Class B	304,429	24,965	68,497	5,813	(397,075)	(33,311)	(24,149)	(2,533)
Class C	922,097	75,445	120,888	10,276	(809,514)	(68,089)	233,471	17,632
Class F-1	1,692,529	139,793	157,443	13,367	(1,572,023)	(133,348)	277,949	19,812
Class F-2†	125,467	11,218	1,582	147	(23,803)	(2,194)	103,246	9,171
Class 529-A	160,968	13,215	34,433	2,929	(70,702)	(5,954)	124,699	10,190
Class 529-B	13,620	1,118	4,082	348	(8,590)	(725)	9,112	741
Class 529-C	92,811	7,615	14,184	1,211	(44,239)	(3,731)	62,756	5,095
Class 529-E	8,810	727	1,709	146	(3,943)	(331)	6,576	542
Class 529-F-1	11,194	927	1,615	138	(4,241)	(366)	8,568	699
Class R-1	54,856	4,492	4,534	388	(26,516)	(2,206)	32,874	2,674
Class R-2	295,996	24,167	35,134	2,992	(235,150)	(19,523)	95,980	7,636
Class R-3	512,079	41,561	59,475	5,056	(382,379)	(31,909)	189,175	14,708
Class R-4	382,804	31,033	46,848	3,980	(265,125)	(22,311)	164,527	12,702
Class R-5	371,353	30,448	42,060	3,567	(241,776)	(20,583)	171,637	13,432
Total net increase
(decrease)	$11,801,734	969,853	$1,962,769	166,494	$(10,516,508)	(885,599)	$3,247,995	250,748

Year ended December 31, 2007
Class A	$7,454,214	561,931	$1,094,271	82,834	$(3,855,437)	(291,100)	$4,693,048	353,665
Class B	264,610	19,942	58,649	4,439	(228,934)	(17,270)	94,325	7,111
Class C	1,036,755	78,152	88,010	6,667	(393,914)	(29,739)	730,851	55,080
Class F-1	1,824,172	137,537	106,373	8,060	(525,612)	(39,715)	1,404,933	105,882
Class 529-A	168,258	12,695	24,423	1,849	(39,488)	(2,987)	153,193	11,557
Class 529-B	12,825	967	3,252	246	(6,116)	(462)	9,961	751
Class 529-C	95,996	7,242	9,482	719	(23,745)	(1,797)	81,733	6,164
Class 529-E	8,587	648	1,228	93	(2,540)	(192)	7,275	549
Class 529-F-1	9,475	715	1,016	77	(2,310)	(175)	8,181	617
Class R-1	54,425	4,109	2,280	173	(13,406)	(1,012)	43,299	3,270
Class R-2	305,834	23,063	26,477	2,005	(171,711)	(12,960)	160,600	12,108
Class R-3	597,983	45,096	38,966	2,952	(241,796)	(18,240)	395,153	29,808
Class R-4	462,027	34,956	26,857	2,036	(111,187)	(8,393)	377,697	28,599
Class R-5	368,202	27,804	23,822	1,805	(82,385)	(6,223)	309,639	23,386
Total net increase
(decrease)	$12,663,363	954,857	$1,505,106	113,955	$(5,698,581)	(430,265)	$8,469,888	638,547

(*) Includes exchanges between share classes of the fund.
(†) Class F-2 was offered beginning August 1, 2008.

7. Forward currency contracts

As of December 31, 2008, the fund had open forward currency contracts to purchase or sell currencies as follows (amounts in thousands):

	Contract amount		U.S. valuation at December 31, 2008

				Unrealized
				(depreciation)
	Receive	Deliver	Amount	appreciation
Purchases:

Euros
expiring 2/27/2009	€3,876	$5,537	$5,391	$(146)

Sales:

Australian dollars
expiring 1/22 to 1/27/2009	$59,679	$ A89,980	63,816	(4,137)

British pounds
expiring 1/7 to 2/10/2009	189,859	£127,370	185,136	4,723

Euros
expiring 1/7 to 1/29/2009	774,459	€579,655	807,059	(32,600)

Israeli shekels
expiring 1/8 to 1/16/2009	85,001	ILS 339,045	89,619	(4,618)

Japanese yen
expiring 1/15 to 1/29/2009	142,942	¥13,073,684	143,909	(967)

Polish zloty
expiring 1/26/2009	29,600	PLN88,000	29,699	(99)

			1,319,238	(37,698)

Forward currency contracts - net				$(37,844)

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $16,225,234,000 and $13,396,294,000, respectively, during the year ended December 31, 2008.

 Financial highlights (1)

		(Loss) income from investment operations(2)
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers	Ratio of expenses to average net assets after reimbursements /waivers (4)	Ratio of net income to average net assets (4)
Class A:
Year ended 12/31/2008	$13.06	$.70	$(2.25)	$(1.55)	$(.75)	$10.76	(12.24)%	$21,987.65%		.63%	5.76%
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.37	24,898.63		.61	5.22
Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	13.32	5.88	20,670.65		.62	5.07
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.94	17,738.65		.62	4.60
Year ended 12/31/2004	13.51	.61	.16	.77	(.63)	13.65	5.85	15,822.65		.65	4.54
Class B:
Year ended 12/31/2008	13.06	.61	(2.25)	(1.64)	(.66)	10.76	(12.88)	1,227	1.40	1.37	5.02
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.61	1,524	1.38	1.35	4.48
Year ended 12/31/2006	13.22	.57	.09	.66	(.56)	13.32	5.09	1,458	1.40	1.37	4.33
Year ended 12/31/2005	13.65	.52	(.36)	.16	(.59)	13.22	1.19	1,415	1.38	1.36	3.87
Year ended 12/31/2004	13.51	.51	.16	.67	(.53)	13.65	5.07	1,394	1.39	1.38	3.80
Class C:
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	2,274	1.44	1.41	4.98
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	2,532	1.42	1.40	4.43
Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.04	1,847	1.45	1.42	4.27
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.12	1,429	1.44	1.42	3.81
Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	4.99	1,123	1.46	1.45	3.71
Class F-1:
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.23)	2,653.64		.62	5.78
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.38	2,963.62		.60	5.22
Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	13.32	5.90	1,611.63		.60	5.07
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.92	803.65		.63	4.60
Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.80	487.70		.69	4.46
Class F-2:
Period from 8/4/2008 to 12/31/2008	12.31	.29	(1.47)	(1.18)	(.37)	10.76	(9.62)	99.18		.17	2.69
Class 529-A:
Year ended 12/31/2008	13.06	.69	(2.25)	(1.56)	(.74)	10.76	(12.28)	547.69		.67	5.74
Year ended 12/31/2007	13.32	.68	(.25)	.43	(.69)	13.06	3.31	532.69		.67	5.17
Year ended 12/31/2006	13.22	.66	.09	.75	(.65)	13.32	5.85	388.68		.66	5.05
Year ended 12/31/2005	13.65	.61	(.36)	.25	(.68)	13.22	1.88	273.69		.67	4.57
Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.80	187.70		.70	4.48
Class 529-B:
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.98)	71	1.51	1.48	4.92
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.49	77	1.50	1.47	4.36
Year ended 12/31/2006	13.22	.55	.09	.64	(.54)	13.32	4.97	69	1.53	1.50	4.20
Year ended 12/31/2005	13.65	.50	(.36)	.14	(.57)	13.22	1.02	58	1.54	1.52	3.71
Year ended 12/31/2004	13.51	.48	.16	.64	(.50)	13.65	4.86	49	1.59	1.58	3.60
Class 529-C:
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.97)	258	1.50	1.47	4.94
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.50	247	1.49	1.46	4.37
Year ended 12/31/2006	13.22	.55	.09	.64	(.54)	13.32	4.99	170	1.51	1.49	4.22
Year ended 12/31/2005	13.65	.50	(.36)	.14	(.57)	13.22	1.03	121	1.53	1.51	3.74
Year ended 12/31/2004	13.51	.48	.16	.64	(.50)	13.65	4.88	86	1.57	1.57	3.61
Class 529-E:
Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.53)	29.99		.96	5.45
Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	28.98		.96	4.88
Year ended 12/31/2006	13.22	.62	.09	.71	(.61)	13.32	5.53	21.99		.97	4.74
Year ended 12/31/2005	13.65	.57	(.36)	.21	(.64)	13.22	1.56	15	1.01	.99	4.25
Year ended 12/31/2004	13.51	.55	.16	.71	(.57)	13.65	5.43	11	1.05	1.05	4.13

Class 529-F-1:
Year ended 12/31/2008	$13.06	$.72	$(2.25)	$(1.53)	$(.77)	$10.76	(12.10)%	$26.49%		.46%	5.96%
Year ended 12/31/2007	13.32	.71	(.25)	.46	(.72)	13.06	3.53	22.48		.46	5.38
Year ended 12/31/2006	13.22	.69	.09	.78	(.68)	13.32	6.05	14.49		.46	5.25
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.98	7.58		.56	4.69
Year ended 12/31/2004	13.51	.59	.16	.75	(.61)	13.65	5.69	4.80		.80	4.36
Class R-1:
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	88	1.44	1.42	5.01
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.54	71	1.44	1.42	4.44
Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.05	29	1.49	1.42	4.28
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.11	18	1.51	1.43	3.82
Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	4.98	11	1.55	1.47	3.70
Class R-2:
Year ended 12/31/2008	13.06	.59	(2.25)	(1.66)	(.64)	10.76	(12.99)	616	1.53	1.50	4.90
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	648	1.51	1.40	4.44
Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.06	500	1.67	1.41	4.30
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.14	352	1.74	1.41	3.84
Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	5.02	238	1.85	1.43	3.73
Class R-3:
Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.52)	939.98		.95	5.45
Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	949.98		.95	4.89
Year ended 12/31/2006	13.22	.62	.09	.71	(.61)	13.32	5.49	570	1.02	.99	4.71
Year ended 12/31/2005	13.65	.56	(.36)	.20	(.63)	13.22	1.53	361	1.05	1.02	4.23
Year ended 12/31/2004	13.51	.55	.16	.71	(.57)	13.65	5.42	213	1.06	1.05	4.12
Class R-4:
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.25)	707.67		.64	5.77
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.35	692.66		.64	5.22
Year ended 12/31/2006	13.22	.66	.09	.75	(.65)	13.32	5.86	325.67		.65	5.06
Year ended 12/31/2005	13.65	.61	(.36)	.25	(.68)	13.22	1.91	182.67		.65	4.61
Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.81	77.68		.68	4.48
Class R-5:
Year ended 12/31/2008	13.06	.73	(2.25)	(1.52)	(.78)	10.76	(12.00)	667.37		.34	6.06
Year ended 12/31/2007	13.32	.73	(.25)	.48	(.74)	13.06	3.65	635.36		.34	5.50
Year ended 12/31/2006	13.22	.70	.09	.79	(.69)	13.32	6.17	336.37		.35	5.36
Year ended 12/31/2005	13.65	.66	(.36)	.30	(.73)	13.22	2.21	204.37		.35	4.91
Year ended 12/31/2004	13.51	.65	.16	.81	(.67)	13.65	6.14	127.37		.37	4.81

	Year ended December 31
	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	57%	58%	53%	50%	45%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of The Bond Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of The Bond Fund of America, Inc. (the “Fund”), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Bond Fund of America, Inc. as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
February 10, 2009

Tax information
                                                                                                                          unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2008:

Qualified dividend income	$129,480,000
Corporate dividends received deduction	$41,849,000
U.S. government income that may be exempt from state taxation	$122,910,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2009, to determine the calendar year amounts to be included on their 2008 tax returns. Shareholders should consult their tax advisers.

The Bond Fund of America, Inc.

Part C
Other Information

Item 23.	Exhibits for Registration Statement (1940 Act No. 002-50700 and 1933 Act No. 811-02444)

(a-1)	Articles of Incorporation - previously filed (see P/E Amendment No. 41 filed 2/28/97; No. 46 filed 3/9/00; No. 47 filed 3/9/01; No. 48 filed 2/15/02; No. 54 filed 2/28/07 and No. 56 filed 7/1/08)

(a-2)	Articles Supplementary dated 3/20/09

(b)	By-laws – By-laws as amended 9/20/07 – previously filed (see P/E Amendment No. 55 filed 2/29/08)

(c)	Instruments Defining Rights of Security Holders – Form of share certificate - previously filed (see P/E Amendment No. 47 filed 3/9/01)

(d)	Investment Advisory Contracts – Amended Investment Advisory and Service Agreement dated 11/1/07 – previously filed (see P/E Amendment No. 55 filed 2/29/08)

(e-1)
Underwriting Contracts – Form of Selling Group Agreements - previously filed (see P/E Amendment No. 49 filed 5/13/02); Form of Institutional Selling Group Agreement – previously filed (see P/E Amendment No. 52 filed 2/25/05); Form of Selling Group Agreement effective 11/1/06 – previously filed (see P/E Amendment No. 54 filed 2/28/07); Form of Amendment to Selling Group Agreement effective 2/1/07 – previously filed (see P/E Amendment No. 54 filed 2/28/07); Form of Amendment to Institutional Selling Group Agreement effective 2/1/07 – previously filed (see P/E Amendment No. 55 filed 2/29/08); Form of Amended and Restated Principal Underwriting Agreement dated 6/16/08 – previously filed (see P/E Amendment No. 56 filed 7/1/08); and Form of Amendment to Selling Group Agreement effective 10/1/08 – previously filed (see P/E Amendment No. 57 filed 2/27/09); Form of Amendment to Institutional Selling Group Agreement effective 10/1/08 – previously filed (see P/E Amendment No. 57 filed 2/27/09); Form of Class F Share Participation Agreement – previously filed (see P/E Amendment No. 57 filed 2/27/09); Form of Amendment to Class F Share Participation Agreement effective 8/1/08 – previously filed (see P/E Amendment No. 57 filed 2/27/09); Form of Bank/Trust Company Participation Agreement for Class F Shares – previously filed (see P/E Amendment No. 57 filed 2/27/09); and Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 8/1/08 – previously filed (see P/E Amendment No. 57 filed 2/27/09)

(e-2)
Form of Amended and Restated Principal Underwriting Agreement effective 5/1/09; Form of Amendment to Selling Group Agreement effective 5/1/09; Form of Amendment to Institutional Selling Group Agreement effective 5/1/09; Form of Amendment to Bank/Trust Company Selling Group Agreement effective 5/1/09; Form of Amendment to Class F Share Participation Agreement effective 5/1/09; Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 5/1/09

(f)	Bonus or Profit Sharing Contracts – Form of Deferred Compensation Plan as amended 1/1/08 – previously filed (see P/E Amendment No. 55 filed 2/29/08)

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 54 filed 2/28/07)

(h-1)
Other Material Contracts - Amended Shareholder Services Agreement as of 4/1/03 - previously filed (see P/E Amendment No. 51 filed on 2/27/04); and Form of Indemnification Agreement dated 7/1/04 – previously filed (see P/E Amendment No. 52 filed 2/25/05); Form of Amendment to Shareholder Services Agreement dated 11/1/06 – previously filed (see P/E Amendment No. 54 filed 2/28/07); Form of Amended and Restated Administrative Services Agreement dated 6/16/08 – previously filed (see P/E Amendment No. 56 filed 7/1/08); Form of Amendment of Amended Shareholder Services Agreement dated 11/1/08 – previously filed (see P/E Amendment No. 57 filed 2/27/09)

(h-2)	Form of Amended and Restated Administrative Services Agreement effective 5/1/09

(i-1)
Legal Opinion – Legal Opinion – previously filed (see original Registration Statement filed in 1974; P/E Amendment No. 46 filed 3/15/00; No. 47 filed 3/15/01; No 48 filed 2/15/02 No. 49 filed 5/13/02 and No. 56 filed 7/1/08)

(i-2)	Legal Opinion

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements - none

(l)	Initial Capital Agreements - previously filed (see P/E Amendment No. 41 filed 2/28/97)

(m)
Rule 12b-1 Plan – Forms of Plans of Distribution – Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F and R-1, R-2, R-3 and R-4 – previously filed (see P/E Amendment No. 55 filed 2/29/08); Forms of Amendment to Plan of Distribution – Class F-1 and Class 529-F-1 dated 6/16/08 – previously filed (see P/E Amendment No. 56 filed 7/1/08)

(n)	Rule 18f-3 – Form of Amended and Restated Multiple Class Plan effective 5/1/09

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated December 2008; and Code of Ethics for Registrant dated December 2005

Item 24.	Persons Controlled by or Under Common Control with the Fund

None

Item 25.                                Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that:  (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b).  This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefore and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted).  A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b)

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Article VI of the Registrant's Articles of Incorporation and Article 5 of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its directors who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and directors against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26.                                Business and Other Connections of the Investment Adviser

None

Item 27.                                Principal Underwriters

(a)           American Funds Distributors, Inc. is also the Principal Underwriter of shares of:  AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, American Funds Target Date Retirement Series, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Endowments, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, International Growth and Income Fund, Inc., The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	E. Grant Abramson	Vice President	None
LAO	David L. Abzug	Vice President	None
LAO	William C. Anderson	Vice President	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
LAO	Thomas M. Bartow	Senior Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Michelle A. Bergeron	Senior Vice President	None
LAO	J. Walter Best, Jr.	Senior Vice President	None
LAO	Roger J. Bianco, Jr.	Regional Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Randall L. Blanchetti	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Regional Vice President	None
LAO	Jonathan W. Botts	Regional Vice President	None
LAO	Bill Brady	Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
IRV	William H. Bryan	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
IRV	J. Peter Burns	Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Regional Vice President	None
SNO	Kathleen D. Campbell	Vice President	None
LAO	Matthew C. Carlisle	Vice President	None
LAO	Jason S. Carlough	Regional Vice President	None
LAO	Damian F. Carroll	Vice President	None
LAO	James D. Carter	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Victor C. Cassato	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of AFIG and Dealer Relations	None
LAO	David D. Charlton	Director, Senior Vice President and Director Individual Investor and Advisory Business	None
LAO	Thomas M. Charon	Vice President	None
LAO	Wellington Choi	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Chief Executive Officer	None
HRO	Cheri Coleman	Vice President	None
LAO	Ruth M. Collier	Director, Senior Vice President	None
SNO	David Coolbaugh	Vice President	None
LAO	Carlo O. Cordasco	Regional Vice President	None
LAO	Charles H. Cote	Regional Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	Christopher J. Curran	Regional Vice President	None
LAO	William F. Daugherty	Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Guy E. Decker	Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	Jeffrey C. Denny	Regional Vice President	None
	James A. DePerno, Jr. 570 Porterville Road East Aurora, NY 14052	Senior Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Lori A. Deuberry	Regional Vice President	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
LAO	Michael A. DiLella	Senior Vice President	None
NYO	Dean M. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Craig A. Duglin	Regional Vice President	None
LAO	Michael J. Dullaghan	Vice President	None
IND	Lloyd G. Edwards	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Kristopher A. Feldmeyer	Regional Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Director, Executive Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Vice President	None
LAO	Linda S. Gardner	Vice President	None
LAO	Keith R. George	Regional Vice President	None
IRV	Lori A. Giacomini	Assistant Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	David M. Givner	Secretary	None
LAO	Jack E. Goldin	Regional Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Director, Senior Vice President	None
LAO	Eric M. Grey	Vice President	None
NYO	Maura S. Griffin	Assistant Vice President	None
LAO	Christopher M. Guarino	Senior Vice President	None
IRV	Steven Guida	Director, Senior Vice President	None
IRV	Mariellen Hamann	Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Calvin L. Harrelson, III	Vice President	None
LAO	Robert J. Hartig, Jr.	Vice President	None
LAO	Craig W. Hartigan	Regional Vice President	None
LAO	Linda M. Hines	Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz-Marcus	Regional Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Ronald R. Hulsey	Senior Vice President	None
LAO	Marc Ialeggio	Vice President	None
LAO	Robert S. Irish	Senior Vice President	None
HRO	Jill Jackson-Chavis	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	Krista M. Johnson	Assistant Vice President	None
LAO	Linda Johnson	Vice President	None
GVO-1	Joanna F. Jonsson	Director	None
IRV	Damien M. Jordan	Senior Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Regional Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Andrew J. Kilbride	Vice President	None
LAO	Mark Kistler	Regional Vice President	None
NYO	Dorothy Klock	Vice President	None
LAO	Dianne L. Koske	Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Regional Vice President	None
LAO	Patricia D. Lathrop	Regional Vice President	None
IRV	Laura Lavery	Vice President	None
	R. Andrew LeBlanc 78 Eton Road Garden City, NY 11530	Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Mark J. Lien	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Vice President	None
HRO	Maria M. Lockard	Assistant Vice President	None
	Brendan T. Mahoney 1 Union Avenue, Suite One Sudbury, MA 01776	Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
	Stephen A. Malbasa 13405 Lake Shore Blvd. Cleveland, OH 44110	Director, Senior Vice President and Director of Retirement Plan Business	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Christopher McCarthy	Vice President	None
LAO	James R. McCrary	Vice President	None
LAO	Joseph A. McCreesh, III	Regional Vice President	None
LAO	Will McKenna	Vice President	None
SNO	John V. McLaughlin	Senior Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Daniel P. Melehan	Regional Vice President	None
LAO	William T. Mills	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Regional Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Regional Vice President	None
LAO	Andrew J. Moscardini	Vice President	None
LAO	Brian D. Munson	Regional Vice President	None
LAO	Jack Nitowitz	Assistant Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Vice President	None
LAO	Jonathan H. O’Flynn	Regional Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Regional Vice President	None
LAO	Shawn M. O’Sullivan	Regional Vice President	None
LAO	Michael W. Pak	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	Raleigh G. Peters	Regional Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	Fredric Phillips	Senior Vice President	None
LAO	John Pinto	Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Steven J. Quagrello	Regional Vice President	None
LAO	Mike Quinn	Vice President	None
LAO	John W. Rankin	Regional Vice President	None
LAO	Jennifer D. Rasner	Regional Vice President	None
LAO	James P. Rayburn	Regional Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Mark S. Reischmann	Regional Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Brian A. Roberts	Vice President	None
LAO	Jeffrey Robinson	Regional Vice President	None
LAO	Suzette M. Rothberg	Regional Vice President	None
LAO	James F. Rothenberg	Non-Executive Chairman and Director	None
LAO	Romolo D. Rottura	Vice President	None
LAO	Douglas F. Rowe	Senior Vice President	None
LAO	William M. Ryan	Regional Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Vice President	None
LAO	Richard R. Samson	Senior Vice President	None
HRO	Diane Sawyer	Senior Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	Shane D. Schofield	Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	Mark A. Seaman	Vice President	None
SNO	Sherrie L. Senft	Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Vice President	None
LAO	Steven D. Shackelford	Regional Vice President	None
LAO	R. Michael Shanahan	Director	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Frederic J. Shipp	Regional Vice President	None
LAO	Daniel S. Shore	Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	William P. Simon, Jr.	Director, Senior Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO-W	John H. Smet	Director	Senior Vice President
LAO	Rodney G. Smith	Senior Vice President	None
SNO	Stacy D. Smolka	Assistant Vice President	None
LAO	J. Eric Snively	Regional Vice President	None
LAO	Anthony L. Soave	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Nicholas D. Spadaccini	Senior Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Vice President	None
LAO	Michael P. Stern	Regional Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Thomas A. Stout	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Senior Vice President	None
LAO	Larry I. Thatt	Assistant Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	Cynthia M. Thompson	Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	John B. Thomas	Regional Vice President	None
LAO	Mark R. Threlfall	Regional Vice President	None
LAO	David Tippets	Regional Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammel	Regional Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Scott W. Ursin-Smith	Director, Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Vice President	None
LAO	Jason M. Weybrecht	Regional Vice President	None
LAO	Brian E. Whalen	Vice President	None
LAO	William C. Whittington	Regional Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Alan J. Wilson	Director	None
LAO	Andrew L. Wilson	Vice President	None
LAO	Steven C. Wilson	Regional Vice President	None
LAO	Timothy J. Wilson	Director, Senior Vice President	None
LAO	Kurt A. Wuestenberg	Vice President	None
	William R. Yost 9463 Olympia Drive Eden Prairie, MN 55347	Senior Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Regional Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)           None

Item 28.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29.           Management Services

None

Item 30.           Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 31st day of March, 2009.

THE BOND FUND OF AMERICA, INC.

By: /s/ Paul G. Haaga, Jr.
(Paul G. Haaga, Jr., Vice Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on March 31, 2009, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Abner D. Goldstine	President/PEO and Director
(Abner D. Goldstine)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Ari M. Vinocor	Treasurer
(Ari M. Vinocor)

(3)	Trustees:
	Richard G. Capen, Jr.*	Director
	H. Frederick Christie*	Director
	James G. Ellis*	Director
	Martin Fenton*	Chairman of the Board (Independent and Non-Executive)
	Leonard R. Fuller*	Director
	/s/ Abner D. Goldstine	President/PEO and Director
(Abner D. Goldstine)
	/s/ Paul G. Haaga, Jr.	Vice Chairman and Director
(Paul G. Haaga, Jr.)
	R. Clark Hooper*	Director
	Laurel B. Mitchell*	Director
	Richard G. Newman*	Director
	Frank M. Sanchez*	Director
	Steadman Upham*	Director
*By: /s/ Kimberly S. Verdick
(Kimberly S. Verdick, pursuant to a power of attorney filed werewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Timothy W. McHale
(Timothy W. McHale)

POWER OF ATTORNEY

I, Richard G. Capen, Jr., the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton David A. Pritchett Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 18th day of March, 2009.
      (City, State)

/s/ Richard G. Capen, Jr.
Richard G. Capen, Jr., Board member

POWER OF ATTORNEY

I, H. Frederick Christie, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 18th day of March, 2009.
      (City, State)

/s/ H. Frederick Christie
H. Frederick Christie, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 18th day of March, 2009.
      (City, State)

/s/ James G. Ellis
James G. Ellis, Board member

POWER OF ATTORNEY

I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 18th day of March, 2009.
      (City, State)

/s/ Martin Fenton
Martin Fenton, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard M. Susan Gupton David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 18th day of March, 2009.
      (City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton David A. Pritchett Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 18th day of March, 2009.
      (City, State)

/s/ R. Clark Hooper
R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 18th day of March, 2009.
      (City, State)

/s/ Laurel B. Mitchell
Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Richard G. Newman, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 18th day of March, 2009.
      (City, State)

/s/ Richard G. Newman
Richard G. Newman, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 18th day of March, 2009.
      (City, State)

/s/ Frank M. Sanchez
Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 18th day of March, 2009.
      (City, State)

/s/ Steadman Upham
Steadman Upham, Board member